                                VALIC COMPANY I
                               2929 Allen Parkway
                              Houston, Texas 77019

                               September 19, 2005
                                   Prospectus

VALIC Company I (the "Series Company") is a mutual fund made up of 24 separate funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus.

                             Asset Allocation Fund
                             Blue Chip Growth Fund
                           Capital Conservation Fund
                                Core Equity Fund
                           Government Securities Fund
                              Growth & Income Fund
                              Health Sciences Fund
                              Income & Growth Fund
                            Inflation Protected Fund
                          International Equities Fund
                       International Government Bond Fund
                          International Growth I Fund
                             Large Cap Growth Fund
                           Large Capital Growth Fund
                               Mid Cap Index Fund
        Mid Cap Strategic Growth Fund (formerly Mid Capital Growth Fund)
                              Money Market I Fund
                            Nasdaq-100(R) Index Fund
                           Science & Technology Fund
                                 Small Cap Fund
                              Small Cap Index Fund
                             Social Awareness Fund
                                Stock Index Fund
                                   Value Fund

THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

TOPIC                                                          PAGE
-----                                                          ----
COVER PAGE
WELCOME.....................................................     4
ABOUT THE FUNDS.............................................     4
FUND FACT SHEETS............................................     5
  Asset Allocation Fund.....................................     5
  Blue Chip Growth Fund.....................................     7
  Capital Conservation Fund.................................     9
  Core Equity Fund..........................................    11
  Government Securities Fund................................    13
  Growth & Income Fund......................................    14
  Health Sciences Fund......................................    15
  Income & Growth Fund......................................    18
  Inflation Protected Fund..................................    20
  International Equities Fund...............................    23
  International Government Bond Fund........................    25
  International Growth I Fund...............................    27
  Large Cap Growth Fund.....................................    30
  Large Capital Growth Fund.................................    32
  Mid Cap Index Fund........................................    34
  Mid Cap Strategic Growth Fund.............................    36
  Money Market I Fund.......................................    38
  Nasdaq-100 Index Fund.....................................    39
  Science & Technology Fund.................................    42
  Small Cap Fund............................................    45
  Small Cap Index Fund......................................    47
  Social Awareness Fund.....................................    49
  Stock Index Fund..........................................    51
  Value Fund................................................    53
EXPENSE SUMMARY.............................................    55
INVESTMENT GLOSSARY.........................................    57
  American Depositary Receipts..............................    57
  Asset-Backed Securities...................................    57
  Derivatives...............................................    57
  Diversification...........................................    57
  Equity Securities.........................................    57
  Exchange Traded Funds.....................................    57
  Fixed Income Securities...................................    57
  Foreign Currency..........................................    58
  Foreign Securities........................................    58
  Illiquid Securities.......................................    58
  Lending Portfolio Securities..............................    59
  Loan Participations.......................................    59
  Money Market Securities...................................    59
  Mortgage-Related Securities...............................    59
  Repurchase Agreements.....................................    60
  Reverse Repurchase Agreements, Dollar Rolls and
     Borrowings.............................................    60
  Temporary Defensive Investment Strategy...................    60
  When-Issued Securities....................................    60

TOPIC                                                          PAGE
-----                                                          ----
ABOUT PORTFOLIO TURNOVER....................................    60
ABOUT THE SERIES COMPANY'S MANAGEMENT.......................    61
  Investment Adviser........................................    61
  Investment Sub-Advisers...................................    61
     AIG Global Investment Corp. ...........................    62
     AIG SunAmerica Asset Management Corp. .................    63
     AIM Capital Management, Inc. ..........................    63
     American Century Global Investment Management, Inc. ...    64
     American Century Investment Management, Inc. ..........    64
     Brazos Capital Management, LP..........................    64
     Franklin Portfolio Associates, LLC ....................    65
     Massachusetts Financial Services Company...............    65
     Morgan Stanley Investment Management Inc. d/b/a Van
      Kampen................................................    65
     OppenheimerFunds, Inc. ................................    65
     RCM Capital Management LLC.............................    65
     T. Rowe Price Associates, Inc. ........................    65
     WM Advisors, Inc. .....................................    66
     Wellington Management Company, LLP.....................    66
  Legal Proceedings.........................................    67
  How VALIC is Paid for its Services........................    67
ACCOUNT INFORMATION.........................................    68
  Series Company Shares.....................................    68
  Buying and Selling Shares.................................    68
  Frequent or Short-term Trading............................    68
  Selective Disclosure of Portfolio Holdings................    69
  How Shares are Valued.....................................    69
  Dividends and Capital Gains...............................    69
  Tax Consequences..........................................    69
FINANCIAL HIGHLIGHTS........................................    70
INTERESTED IN LEARNING MORE.................................    83

WELCOME
--------------------------------------------------------------------------------

This prospectus provides you with information you need to know before investing in the Series Company. Please read and retain this prospectus for future reference. Unless otherwise specified in this prospectus, the words "you" and "your" mean the participant. "VALIC" means The Variable Annuity Life Insurance Company, the investment adviser to the Series Company.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract or variable life policy (collectively, the "Contracts" and each a "Contract") with VALIC or one of its affiliates, or through a qualifying retirement plan (collectively, the "Plans" and each a "Plan"). For this purpose, Plans include qualifying employer-sponsored retirement plans and Individual Retirement Accounts ("IRAs"), under which the Funds may be offered without adversely affecting their availability under the Contracts.


All inquiries regarding this prospectus, or a Contract or Plan issued by VALIC should be directed, in writing, to VALIC Client Services, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-448-2542.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

The investment objective and strategies for each of the Funds in this prospectus are non-fundamental and may be changed by the Series Company's Board of Directors without investor approval. Investors will be given written notice in advance of any change to a Fund's investment objective.

From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund's investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objectives.

All investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

ASSET ALLOCATION FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT STRATEGY
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The sub-adviser buys and sells securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Fund tries to perform better than a blend of three market sectors measured by:

-  the Standard & Poor's ("S&P") 500(R) Index;

-  the Lehman Brothers Aggregate Bond Index; and

- the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Rate ("30 Day CD Rate")

An asset allocation model is used to help the sub-adviser decide how to allocate the Fund's assets. The model analyzes many factors that affect the performance of securities that comprise certain indices.

Based on the model, the sub-adviser will normally allocate the Fund's assets approximately according to the following market sectors:

Stocks (common stock, preferred stock and convertible
  preferred stock)                                         55%
Intermediate and long-term bonds                           35%
High quality money market securities                       10%

The Fund has established separate sub-objectives for investments in each of the three market sectors. Within the stock sector, the Fund seeks appreciation of capital by selecting stocks of primarily large capitalization companies that the sub-adviser believes may participate in the growth of the nation's economy. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.

As of May 31, 2005, the Fund's assets were invested as follows:

Stocks (common stock, preferred stock and convertible
  preferred stock)                                         56%
Intermediate and long-term bonds                           34%
High quality money market securities                       10%*

------------
* After taking the contract value of futures positions into consideration.

The Fund may invest up to 20% of net assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index.

INVESTMENT RISK

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Model Risk: The risk that the asset allocation model fails to produce the optimal allocation.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index, a blended index and the components of such blended index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            24.79%
1996                                            11.09%
1997                                            22.62%
1998                                            18.37%
1999                                            11.76%
2000                                            (2.50)%
2001                                            (4.21)%
2002                                            (9.36)%
2003                                            19.67%
2004                                             8.49%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 0.00%.

Best quarter:  11.29%, quarter ending June 30, 1997

Worst quarter:  -7.81%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index, a blended index and each of its components. The blended index consists of the S&P 500(R) Index (55%), the Lehman Brothers Aggregate Bond Index (35%) and the 30 Day CD Rate (10%), for the periods shown. The percentages of each index included in the blended index may differ from the percentages their respective asset classes represent in the Fund's investment portfolio.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004            1 YEAR    5 YEARS    10 YEARS
-----------------------            ------    -------    --------
The Fund                            8.49%      1.91%      9.47%
S&P 500(R) Index                   10.88%     -2.30%     12.07%
Blended Index                       7.62%      1.94%      9.98%
Lehman Bros. Agg. Bond Index        4.34%      7.71%      7.72%
30 Day CD Rate                      0.93%      2.19%      3.43%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value. The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

BLUE CHIP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Income is a secondary objective.

INVESTMENT STRATEGY
The Fund pursues long-term capital appreciation by normally investing at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. "Net assets" will take into account borrowing for investment purposes. These companies are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the technology sector. The sub-adviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The sub-adviser's investment approach reflects the belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the sub-adviser targets will have good prospects for dividend growth.

The Fund may also invest up to 20% of its total assets in foreign securities, which include non-dollar denominated securities traded outside of the U.S.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investment in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large and Medium Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Medium capitalization companies, which usually do not have as much financial strength as large capitalization companies, may not be able to do as well in difficult times.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or

BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------

heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (14.26)%
2002                                            (24.31)%
2003                                             29.47%
2004                                              8.94%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.53%.

Best quarter:  15.24%, quarter ending June 30, 2003

Worst quarter:  -16.91%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.
------------------------------------------------------------------

                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                  1 YEAR     (11/1/2000)
-----------------------                  ------   ---------------
The Fund                                  8.94%        -3.71%
S&P 500(R) Index                         10.88%        -2.33%
-----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

CAPITAL CONSERVATION FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

INVESTMENT STRATEGY
The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, the sub-adviser may use a small part of the Fund's assets to make some higher risk investments, as described herein.

The Fund invests at least 75% of the Fund's total assets, at the time of purchase, in investment-grade, intermediate- and long-term corporate bonds, as well as securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and high quality money market securities. Investment grade bonds are bonds that are rated at least Baa by Moody's Investor Services, Inc. or another rating organization. See the Statement of Additional Information for a detailed description of the ratings.

U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The Fund may acquire common stocks by conversion of income-bearing securities or by exercising warrants attached to income-bearing securities. The Fund may hold up to 10% of its assets, valued at the time of acquisition, in common stocks.

The Fund may invest up to 20% of total assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. and BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Lehman Brothers Aggregate Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             20.78%
1996                                              1.76%
1997                                              8.57%
1998                                              7.38%
1999                                             (0.42)%
2000                                              9.19%
2001                                              7.78%
2002                                              8.93%
2003                                              4.12%
2004                                              3.98%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 2.11%.

Best quarter:  6.91%, quarter ending June 30, 1995

Worst quarter:  -3.10%, quarter ending March 31, 1996

This table compares the Fund's average annual returns to the returns of the Lehman Brothers Aggregate Bond Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              3.98%    6.78%     7.07%
Lehman Bros. Agg. Bond Index          4.34%    7.71%     7.72%
----------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

CORE EQUITY FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
WM Advisors, Inc. ("WMA")
Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital through investment primarily in equity securities.

INVESTMENT STRATEGY
The Fund invests primarily in large-cap quality companies with long-term growth potential. Important characteristics of such companies include: a strong management team, a leadership position within an industry, a globally competitive focus, a strong balance sheet and a high return on equity. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in common stocks and related securities, including preferred stocks and convertible stocks. "Net assets" will take into account borrowing for investment purposes.

The investment strategy is a conservative, long-term approach which is a blend of top down sector analysis and bottom up security selection.

- Top Down Sector Analysis. The sub-advisers analyze the macroeconomic and investment environment, including an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through top down analysis, the sub-adviser anticipates trends and changes in markets in the economy as a whole and identifies industries and sectors that are expected to outperform.

- Bottom Up Security Selection. Bottom up security selection consists of the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its management, business environment, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-advisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund's returns reflect investment management fees and other Fund expenses.

CORE EQUITY FUND
--------------------------------------------------------------------------------

Prior to September 1, 1999, the Fund was sub-advised by T. Rowe Price Associates, Inc. Wellington Management assumed sub-advisory duties September 1, 1999. WMA was added as a co-sub-adviser effective January 1, 2002.

                                  (BAR CHART)

1995                                             47.86%
1996                                             19.37%
1997                                             21.00%
1998                                             18.14%
1999                                              7.39%
2000                                             (6.29)%
2001                                            (15.27)%
2002                                            (22.13)%
2003                                             26.79%
2004                                              8.04%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -0.02%.

Best quarter:  27.67%, quarter ending December 31, 1998

Worst quarter:  -20.82%, quarter ending September 30, 1998

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              8.04%   -3.27%      8.66%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

GOVERNMENT SECURITIES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT STRATEGY
The Fund invests at least 80% of net assets in intermediate and long-term U.S. Government and government sponsored debt securities. "Net assets" will take into account borrowing for investment purposes. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The Fund may also invest in asset-backed securities, high quality corporate debt securities and high quality domestic money market securities. The Fund may also invest up to 20% of its net assets in high quality foreign investments payable in U.S. dollars. All percentages are calculated at the time of purchase. The Fund may invest up to 5% of net assets in credit default swaps.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Lehman Brothers Government Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            17.48%
1996                                             1.91%
1997                                             8.91%
1998                                             8.96%
1999                                            (2.78)%
2000                                            12.90%
2001                                             6.78%
2002                                            12.03%
2003                                             1.15%
2004                                             3.44%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 2.85%.

Best quarter:  6.54%, quarter ending September 30, 2002

Worst quarter:  -2.90%, quarter ending June 30, 2004

This table compares the Fund's average annual returns to the returns of the Lehman Brothers Government Bond Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              3.44%    7.16%     6.92%
Lehman Bros. Govt. Bond Index         3.48%    7.48%     7.46%
----------------------------------------------------------------

The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

GROWTH & INCOME FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT STRATEGY
The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We use a top-down, highly disciplined investment process. A universe of potential investment candidates is developed and then tested through various filters to determine the appropriate mix for achieving the desired returns while limiting variation relative to the market. The portfolio will usually consist of a diversified selection of large capitalization stocks with a tendency toward lower price/earnings multiples.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities, bonds, preferred stocks, convertible stocks and warrants.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the Adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to February 22, 1999, the Fund was sub-advised by Value Line, Inc. VALIC assumed management of the Fund effective February 22, 1999. SAAMCo assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             31.86%
1996                                             23.32%
1997                                             23.83%
1998                                             14.56%
1999                                             22.83%
2000                                            (10.86)%
2001                                            (10.08)%
2002                                            (21.52)%
2003                                             22.66%
2004                                             10.72%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.09%.

Best quarter:  23.67%, quarter ending December 31, 1998

Worst quarter:  -15.68%, quarter ending September 30, 1998

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.72%   -3.10%      9.24%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

HEALTH SCIENCES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The Fund pursues long-term capital appreciation by normally investing at least 80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). "Net assets" will take into account borrowing for investment purposes. While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and medium-capitalization companies.

The Fund's sub-adviser divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the sub-adviser sees within each area and the outlook for the overall health sciences sector.

The Fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investment in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of any one company could impact a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: Since this Fund is concentrated in the health services industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. Developments that could adversely affect the Fund's share price include:

-  increased competition within the health care industry;

-  changes in legislation or government regulations;

-  reductions in government funding;

-  product liability or other litigation;

-  the obsolescence of popular products; and

-  changes in investor perception regarding the sector.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than that of U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large and Medium Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Medium capitalization companies, which usually do not have as much financial strength as large capitalization companies, may not be able to do as well in difficult times.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each security on the Fund's performance is greater.

Other Stock Risks: Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk: Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history) that may not have established products or more experienced management.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and S&P 500 Healthcare Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (8.18)%
2002                                           (27.64)%
2003                                            36.99%
2004                                            15.39%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -2.89%.

Best quarter:  20.84%, quarter ending June 30, 2001

Worst quarter:  -24.27%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and S&P 500 Healthcare Index for the periods shown.
------------------------------------------------------------------

                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR      (11/1/2000)
-----------------------                 ------    ---------------
The Fund                                15.39%          1.24%
S&P 500(R) Index                        10.88%         -2.33%
S&P 500 Healthcare Index                 1.68%         -2.60%
-----------------------------------------------------------------

Effective September 19, 2005, the S&P Healthcare Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The S&P Global Industry Classification Standard Health Care Sector

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second regroups companies primarily involved in the research, development, production and marketing or pharmaceuticals and biotechnology products.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

INCOME & GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American Century Investment Management, Inc. ("American Century")

INVESTMENT OBJECTIVE
The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

INVESTMENT STRATEGY
The Fund's sub-adviser utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the sub-adviser ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the sub-adviser uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the sub-adviser uses, the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the sub-adviser uses a technique called portfolio optimization. In portfolio optimization, the sub-adviser uses a computer to build a portfolio of stocks from the ranking described above, that the sub-adviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the Fund that will be greater than that of the S&P 500(R) Index.

The sub-adviser does not attempt to time the market. Instead, under normal market conditions, the sub-adviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the sub-adviser believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity equivalent securities, foreign securities, short-term securities and non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risks of these types of investments.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investment in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Index Risk: The Fund is managed to an Index, the S&P 500(R) Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

INCOME & GROWTH FUND
--------------------------------------------------------------------------------



Price Volatility Risk: The value of the Fund's shares may fluctuate significantly in the short term.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (8.37)%
2002                                           (19.58)%
2003                                            29.21%
2004                                            12.81%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 0.36%.

Best quarter:  16.25%, quarter ending June 30, 2003

Worst quarter:  -17.09%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                12.81%        1.25%
S&P 500(R) Index                        10.88%       -0.77%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

INFLATION PROTECTED FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks maximum real return, consistent with appreciation of capital and prudent investment management. "Real return" equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure.

INVESTMENT STRATEGY
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations. "Net assets" will take into account borrowing for investment purposes.

Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security's principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers ("CPI-U") with respect to domestic issuers. Inflation-indexed fixed income securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds ("TIPS"), even during a period of deflation. However, the current market value of the fixed income security is not guaranteed, and will fluctuate. Inflation-indexed fixed income securities, other than TIPS, may not provide a similar guarantee and are supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed fixed income securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.

The Fund's share price and total return may fluctuate within a wide range, similar to the fluctuations of the overall fixed income securities market. The value of inflation-indexed fixed income securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed fixed income securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed fixed income securities.

The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody's Investors Service, Inc. or BBB- or higher by Standard & Poors Ratings Services, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated C or higher by Moody's or CC or higher by S&P or, if unrated, determined by the sub-adviser to be of comparable quality at the time of investment. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities provided such investments in derivative instruments are consistent with the Fund's investment policy. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. You may also lose money if the strategy does not accomplish its investment goals. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving possible increases in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. In the event a bond is called, the Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

Derivatives Risk: Investment in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets.

Liquidity Risk: The market for inflation protected fixed income securities is relatively new and is still developing. For this reason, the market may at times, have relatively low trading volume, which could result in lower liquidity and increased volatility.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities. When interest rates rise, the value of fixed income securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Mortgage Risk: Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Fund paid.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each security on the Fund's performance is greater.

Non-Mortgage Asset-Backed Securities Risk: Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivable may be insufficient to support the payments on the securities.

Risks of Indexing Methodology: There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the Untied States. If the market perceives that the adjustment mechanism of an inflation-indexed security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities, commonly referred to as junk bonds, that are regarded as predominantly speculative with respect to an issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information is not available, since this is a new Fund. The Fund's inception date was December 20, 2004.

INTERNATIONAL EQUITIES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index ("EAFE Index").

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. The EAFE Index generally includes stock of large capitalization companies. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, the sub-adviser buys as many stocks as are needed to closely track the performance of the EAFE Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the EAFE Index. "Net assets" will take into account borrowing for investment purposes. It may invest up to 20% of net assets in other investments that are not in the EAFE Index, such as foreign equity and related securities, including common stocks, convertible stocks, preferred stocks and warrants. The Fund may invest up to 33 1/3% of total assets in futures and options, including covered put and call options on foreign currencies, listed and unlisted put and call options on currency futures, and listed and unlisted foreign currency contracts. All percentages are calculated as of the time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Index Risk: The Fund is managed to an Index as noted above. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the EAFE Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.


                         (BAR CHART)

1995                                             10.78%
1996                                              6.81%
1997                                              2.19%
1998                                             18.76%
1999                                             29.19%
2000                                            (17.30)%
2001                                            (21.97)%
2002                                            (18.79)%
2003                                             29.64%
2004                                             17.86%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.26%.

Best quarter:  21.36%, quarter ending December 31, 1998

Worst quarter:  -20.63%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the EAFE Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             17.86%   -4.35%     4.04%
EAFE Index                           20.25%   -1.13%     5.62%
----------------------------------------------------------------

The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.

INVESTMENT STRATEGY
The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency.

Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. "Net assets" will take into account borrowing for investment purposes. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities. Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions. Additionally, the Fund may hedge currency, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. Futures and options include covered put and call options on foreign currencies, listed put and call options on currencies, and listed and unlisted foreign currency futures contracts. All percentages are calculated as of the time of purchase.

The Fund will use a blend of the JP Morgan Government Bond Index Plus and the JP Morgan Emerging Markets Bond Index Plus as a guide for choosing countries in which to invest. The Fund may invest in securities in other countries, provided that the securities are payable in currencies included in the blended benchmark.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. in the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Lower Rated Fixed Income Securities Risk: A portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed income securities involves significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including

INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each such security on the Fund's performance is greater.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of its benchmark index as well as the components of such benchmark, the JPMorgan Government Bond Index Plus and the JPMorgan Emerging Markets Bond Index Plus. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             18.81%
1996                                              4.40%
1997                                             (4.84)%
1998                                             17.10%
1999                                             (5.95)%
2000                                             (3.86)%
2001                                             (1.88)%
2002                                             17.38%
2003                                             19.41%
2004                                             10.64%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.17%.

Best quarter:  13.39%, quarter ending March 31, 1995

Worst quarter:  -5.92%, quarter ending March 31, 1997

This table compares the Fund's average annual returns to the returns of the blended index and each of its components. The blended index consists of the JP Morgan Government Bond Index Plus (GBI+) (70%) and the JP Morgan Emerging Markets Bond Index Plus (EMBI+) (30%).

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.64%    7.91%      6.64%
GBI+                                 10.80%    9.28%      8.07%
EMBI+                                11.77%   13.55%     15.06%
Blended Index                        11.14%   10.70%     10.48%
----------------------------------------------------------------

GBI+ measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues. EMBI+ tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets instruments.

INTERNATIONAL GROWTH I FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
American Century Global Investment Management, Inc.   ("American Century")
A I M Capital Management, Inc. ("AIM")
Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE
The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

INVESTMENT STRATEGIES
Each of the Fund's sub-advisers uses a proprietary investment strategy that they developed to invest in stocks of companies that they believe will increase in value over time. Each sub-adviser's investment strategy uses a bottom-up approach to stock selection. This means that the sub-advisers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. The Fund will usually purchase equity securities of foreign companies. Equity securities include common stock, preferred stock and equity equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

Generally, their strategy is to find companies with earnings and revenue growth. Ideally, the sub-advisers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the sub-advisers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the sub-adviser also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The sub-advisers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. The Fund may also invest a portion of its assets in forward currency exchange contracts, short-term securities, non-leveraged futures and option contracts, notes, bonds and other debt securities of companies, and obligations of foreign governments and their agencies, or other similar securities.

Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid, while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the sub-advisers cannot leverage the Fund's assets by investing in a derivative security if it would be possible for the Fund to lose more money than it invested.

In determining whether a company is foreign, the sub-advisers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The Fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund's assets will be invested primarily in at least three developed countries (excluding the United States).

The Fund may also invest up to 20% of its net assets in the securities of emerging market (non-developed) countries. Securities of issuers in emerging market countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries. An emerging market is a market within a country in its initial stages of its industrial cycle and may have less stable social, political and/or economic conditions.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets growth it will be able to experience significant improvement in performance by investing in IPOs. The Fund's investments may include securities traded in the over-the-counter markets.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and corresponding greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the market of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Geographic Concentration Risk: The Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Over-the-Counter Risk: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

Price Volatility Risk: The value of the Fund's shares may fluctuate significantly in the short term.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East ("EAFE") Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

As of June 20, 2005, AIM and MFS became sub-advisers to the Fund. American Century manages approximately 50% of the Fund's assets and AIM and MFS each manage approximately 25% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time-to-time.


                         (BAR CHART)

2001                                           (26.03)%
2002                                           (18.28)%
2003                                            25.42%
2004                                            15.61%

---------------

For the year-to-date through June 30, 2005, the Funds return was -1.70%.

Best quarter:  16.07%, quarter ending June 30, 2003

Worst quarter:  -18.92%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the EAFE Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                15.61%       -3.39%
EAFE Index                              20.25%        2.59%
----------------------------------------------------------------

The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY
The Fund pursues long-term growth by normally investing at least 80% of its net assets in common stocks of well-established, high-quality growth companies. "Net assets" will take into account borrowing for investment purposes. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The Fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country. All percentages are calculated as of the time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Sector Risk: Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and Russell 1000(R) Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, Founders Asset Management LLC was the sub-adviser of the Fund. SAAMCo assumed sub-advisory duties effective January 1, 2002.

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                  (BAR CHART)

2001                                         (23.19)%
2002                                         (28.13)%
2003                                           26.09%
2004                                            5.29%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -3.14%.

Best quarter:  13.51%, quarter ending December 31, 2001

Worst quarter:  -21.74%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and Russell 1000(R) Growth Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                 5.29%       -9.81%
S&P 500(R) Index                        10.88%       -0.77%
Russell 1000(R) Growth Index             6.30%       -8.27%
----------------------------------------------------------------

Effective September 19, 2005, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

LARGE CAPITAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
A I M Capital Management, Inc. ("AIM")
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital.

INVESTMENT STRATEGY
The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-capitalization companies. "Net assets" will take into account borrowing for investment purposes. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. As of June 24, 2005, the Russell 1000 Index had a total market capitalization range of approximately $1.8 billion to $386.9 billion. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund's sub-advisers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The sub-advisers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The sub-advisers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM and SAAMCo each manage approximately 50% of the assets of the Fund.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. You may also lose money if the strategy does not accomplish its investment goals. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

Convertible Securities Risk: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a place unfavorable to the Fund.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Growth Stock Risk: Even well-established growth stock can be volatile. Since growth companies usually invest in high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in share price declines.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or

LARGE CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information is not available, since this is a new Fund. The Fund's inception date is December 20, 2004.

MID CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

Because the companies whose stocks are owned by the Fund are medium sized, they have more potential to grow than large-cap stocks, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Under normal circumstances, at least 80% of the Fund's net assets are invested in stocks that are in the Index. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% of total assets in futures and options, and up to 20% of net assets in investments that are not in the Index, including common stock and related securities, high quality money market securities, and illiquid securities. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. One reason why the performance of the Fund will not match the index exactly is that an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Medium Capitalization Company Risk: The risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times.

MID CAP INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P MidCap 400(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. From October 1, 1999, to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties of the Fund effective January 1, 2002.

                                  (BAR CHART)

1995                                             30.53%
1996                                             18.78%
1997                                             31.76%
1998                                             18.99%
1999                                             14.92%
2000                                             16.58%
2001                                             (0.94)%
2002                                             (14.90)%
2003                                             35.12%
2004                                             16.05%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 3.69%.

Best quarter:  28.22%, quarter ending December 31, 1998

Worst quarter:  -16.63%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P MidCap 400(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             16.05%    9.03%     15.72%
S&P MidCap 400(R) Index              16.48%    9.54%     16.10%
----------------------------------------------------------------

The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

"Standard & Poor's(R)," "S&P(R)," and "S&P MidCap 400(R)" are trademarks of S&P. The MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

MID CAP STRATEGIC GROWTH FUND
(FORMERLY MID CAPITAL GROWTH FUND)
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
Morgan Stanley Investment Management Inc. d/b/a Van
  Kampen ("Van Kampen")
Brazos Capital Management, LP ("Brazos Capital")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The sub-advisers seek long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies.

The sub-advisers' process follows a flexible investment program in seeking to achieve the Fund's investment objective. The sub-advisers focus on companies they believe have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the sub-advisers study company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. A sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks of mid cap companies. "Net assets" will take into account borrowing for investment purposes. A company is considered to be a mid cap company if, at the time of purchase, the company has a market capitalization
(1) between $1.0 billion and $12 billion or (2) within the range of companies represented in the Russell Mid Cap Growth Index (the "Mid Cap Index"). The market capitalization of companies in the Mid Cap Index will fluctuate with changes in market conditions and the composition of the Mid Cap Index. As of July 31, 2005, the market capitalization range of the Mid Cap Index was approximately between $950 million and $15.2 billion.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investment in IPO's. There is no guarantee that as assets of the Fund grow the Fund will be able to experience significant improvement in performance by investing in IPO's. The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts.

Van Kampen and Brazos Capital each manage approximately 50% of the assets of the Fund.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. You may also lose money if the strategy does not accomplish its investment goals. Because of the following principal risks, the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is an emerging market. Historically, the market of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public

MID CAP STRATEGIC GROWTH FUND
(FORMERLY MID CAPITAL GROWTH FUND)
--------------------------------------------------------------------------------

companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Medium Capitalization Company Risk: The risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information is not available since this is a new Fund. The Fund's inception date is December 20, 2004.

MONEY MARKET I FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

-  Commercial paper sold by corporations and finance companies

-  Corporate debt obligations with remaining maturities of 13 months or less

-  Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

-  Asset-backed securities

-  Loan participations

-  Adjustable rate securities

-  Variable rate demand notes

-  Illiquid securities (limited to 10% of the Fund's net assets)

INVESTMENT RISK
Because of the following principal risks the value of your investment may fluctuate and you could lose money:

-  The rate of income varies daily depending on short-term interest rates

- A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline

- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of 30 Day Certificate of Deposit Primary Offering Rate by New York City Banks ("30 Day CD Rate"). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. SAAMCo assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                              5.55%
1996                                              5.01%
1997                                              5.18%
1998                                              5.15%
1999                                              4.75%
2000                                              5.99%
2001                                              3.68%
2002                                              1.25%
2003                                              0.60%
2004                                              0.80%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 1.07%.

Best quarter:  1.54%, quarter ending December 31, 2000

Worst quarter:  0.12%, quarter ending March 31, 2004

This table compares the Fund's average annual returns to the returns of the 30 Day CD Rate for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             0.80%     2.44%     3.78%
30 Day CD Rate                       0.93%     2.19%     3.43%
----------------------------------------------------------------

NASDAQ-100(R) INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund invests in stocks that are included in the Index. The Index was established in January 1985. It represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The sub-adviser invests, under normal circumstances, at least 80% of the Fund's net assets in companies that are listed in the Index. "Net assets" will take into account borrowing for investment purposes. The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of that one company impacts a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: The Fund's investments are concentrated in the technology sector, as is the Index. The technology sector changes rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment and to changes in investor perceptions regarding a sector. Because the Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Index is a modified capitalization weighted index, which means that it purchases stocks in proportion to their total market capitalizations (overall market value), with some modifications. The modifications are to provide enhanced diversification, but could also mean that securities offered by larger companies may be purchased in larger proportions. Thus, poor performance of the largest companies could result in negative performance for both the Index and the Fund. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each such security on the Fund's performance is greater.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Nasdaq-100(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, American General Investment Management, L.P. was the sub-adviser of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

2001                                            (32.48)%
2002                                            (38.26)%
2003                                             49.28%
2004                                             10.05%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -8.10%.

Best quarter:  35.45%, quarter ending December 31, 2001

Worst quarter:  -36.17%, quarter ending September 30, 2001

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual returns to the returns of the Nasdaq-100(R) Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR     (10/1/2000)
-----------------------                 ------   ---------------
The Fund                                10.05%       -16.95%
Nasdaq-100(R) Index                     10.75%       -16.82%
----------------------------------------------------------------

The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization) as discussed in Investment Strategy above.

More about the Nasdaq-100(R) Index: To be eligible for the Index, a domestic security must have a minimum average daily trading volume of at least 100,000 shares, and must have been listed for one to two years. If the security is a foreign security, then the company must have a world market value of $10 billion or more, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. Nasdaq reviews and adjusts the Index on a quarterly basis to ensure that certain pre-established weight distribution and diversification guidelines are met. This will also help to limit the domination of the Index by a few very large common stocks.

The Fund is not sponsored, endorsed, sold or promoted by the Nasdaq Stock Market Inc. (including its affiliates) (Nasdaq(R), with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100(R) Index to track general stock market performance. The Corporations' only relationship to the Series Company (Licensee) is the licensing of the Nasdaq-100(R), Nasdaq-100(R) Index, and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100(R) Index which is determined, composed and calculated by Nasdaq(R) without regard to Licensee or the Fund. Nasdaq(R) has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100(R) Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED HEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SCIENCE & TECHNOLOGY FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
RCM Capital Management LLC ("RCM")
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology. "Net assets" will take into account borrowing for investment purposes. Some of the industries likely to be included in the portfolio are:

- electronics, including hardware, software, and components;

- communications;

- e-commerce (companies doing business through the Internet);

- information services;

- media;

- life sciences and health care;

- environmental services;

- chemicals and synthetic materials;

- defense and aerospace;

- nanotechnology;

- energy equipment and services; and

- electronic manufacturing services.

Stock selection generally reflects a growth approach based on intensive research that assesses a company's fundamental prospects for above-average earnings. Holdings can range from small, unseasoned companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings ("IPOs"), and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 20% of its total assets in companies organized or headquartered in emerging market countries, but no more than 15% of its total assets may be invested in any one emerging market country. All percentages are calculated as of the time of purchase.

The Fund has the ability to invest in short positions of exchange traded funds ("ETFs") and in short positions of individual securities, in aggregate, up to 10% of total assets.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: The Fund's investments are concentrated in the science and technology industries. These sectors change rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment and changes in investor perceptions regarding a sector.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history and newly public companies) that may not have established products or more experienced management.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and S&P 500 Information Technology. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

RCM assumed co-sub-advisory duties effective September 19, 2005.

                                  (BAR CHART)

1995                                            61.66%
1996                                            13.81%
1997                                             2.61%
1998                                            42.13%
1999                                           100.95%
2000                                           (34.13)%
2001                                           (41.18)%
2002                                           (40.21)%
2003                                            51.47%
2004                                             0.79%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -3.59%.

Best quarter:  48.04%, quarter ending December 31, 1998

Worst quarter:  -40.15%, quarter ending September 30, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and S&P 500 Information Technology for the periods shown.

----------------------------------------------------------------
                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004       1 YEAR   5 YEARS     (4/29/1994)
-----------------------       ------   -------   ---------------
The Fund                       0.79%   -18.77%        6.67%
S&P 500(R) Index              10.88%    -2.30%       12.07%
S&P 500 Information
  Technology                   2.56%   -16.17%       13.02%
----------------------------------------------------------------

Effective September 19, 2005, the S&P 500 Information Technology Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The S&P Global Industry Classification Standard Information Technology Sector covers the following general areas: firstly, Technology Software & Services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

information technology consulting and services, as well as data processing and outsourced services; secondly, Technology Hardware & Equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, Semiconductors & Semiconductor Equipment Manufacturers.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

SMALL CAP FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
American Century Investment Management, Inc. ("American Century")
Franklin Portfolio Associates, LLC ("Franklin Portfolio")
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies.

INVESTMENT STRATEGY
The Fund normally invests at least 80% of net assets in stocks of small companies. "Net assets" will take into account borrowing for investment purposes. A company is considered a "small" company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000(R) Index or the S&P SmallCap 600(R) Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000(R) and S&P SmallCap 600(R) Indices are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000(R) and S&P SmallCap 600(R) Indices are subject to change. If the companies in which the Fund invests are successful, these companies may grow into medium- and large-cap companies. The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation.

Stock selection may reflect a growth or a value investment approach or a combination of both. For example, if a company's price/earnings ratio is attractive relative to the underlying earnings growth rate, it would be classified as a growth stock. A value stock is one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The portfolio investments are expected to be widely diversified by industry and company. The Fund may also purchase up to 30% of total assets in foreign securities, although it will normally invest in common stocks of U.S.-based companies. The Fund may also purchase futures and options, in keeping with Fund objectives.

In pursuing its investment objective, each of the Fund's sub-advisers has the discretion to purchase securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when a sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Investment Style Risk: In general, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this Fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public

SMALL CAP FUND
--------------------------------------------------------------------------------

companies have fluctuated in significant amounts over short periods of time.

Market Risk: As with all equity funds the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Small Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies, because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Russell 2000(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund's returns reflect investment management fees and other Fund expenses.

Prior to June 21, 2004, Founders Asset Management, LLC was a co-sub-adviser of the Fund. American Century and Franklin Portfolio assumed sub-advisory duties effective June 21, 2004.

                                  (BAR CHART)

2001                                            (5.01)%
2002                                            (23.38)%
2003                                            36.39%
2004                                            19.01%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -0.18%.

Best quarter:  22.61%, quarter ending December 31, 2001

Worst quarter:  -21.46%, quarter ending September 30, 2001

This table compares the Fund's average annual returns to the returns of the aforementioned indices for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                19.01%        3.12%
Russell 2000(R) Index                   18.33%        9.30%
----------------------------------------------------------------

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 24, 2005, the average market capitalization was approximately $664.9 million. The largest company had an approximate market capitalization of $1.8 billion.

SMALL CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

An index fund holding a large sampling of the 2,000 stocks in the Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future. Because the companies whose stocks the Fund owns are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow than large- or mid-cap stocks. This means their stock value may offer greater potential for appreciation.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index, and up to 20% in investments that are not part of the Index, including common stock, related securities, illiquid securities, and high quality money market securities. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% in futures and options. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Small Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies, because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Russell 2000(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. VALIC assumed management of the Fund October 1, 1999. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            27.66%
1996                                            16.72%
1997                                            22.39%
1998                                            (1.93)%
1999                                            21.29%
2000                                            (3.38)%
2001                                             2.00%
2002                                           (20.82)%
2003                                            46.46%
2004                                            17.89%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.38%.

Best quarter:  23.21%, quarter ending June 30, 2003

Worst quarter:  -21.41%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the Russell 2000(R) Index for the periods shown.

------------------------------------------------------------------
AS OF DECEMBER 31, 2004               1 YEAR    5 YEARS   10 YEARS
-----------------------               ------    -------   --------
The Fund                              17.89%     6.14%     11.32%
Russell 2000(R) Index                 18.33%     6.61%     11.54%
------------------------------------------------------------------

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 24, 2005, the average market capitalization was approximately $665 million. The largest company had an approximate market capitalization of $1.8 billion.

The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

SOCIAL AWARENESS FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund will typically invest in stocks of large capitalization companies.

The Fund does not invest in companies that are significantly engaged:

-  in the production of nuclear energy;

-  in the manufacture of military weapons or delivery systems;

-  in the manufacture of alcoholic beverages or tobacco products;

-  in the operation of gambling casinos;

- in business practices or the production of products with respect to environmental performance, restricting the bottom 3% of performers with fines, superfund, emissions and spills evenly weighted and/or across each industry code, restricting the bottom 10% of performers with fines weighed 33%, emissions 34% and spills 33% (superfund, not included);

- in labor relations/labor disputes or included currently on the AFL-CIO boycott list and subject to a significant work stoppage or strike in the last six months; or

- in significant workplace violations, including incidents where EEOC has issued a letter citing the potential for workplace discrimination.

INVESTMENT STRATEGY
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of U.S. companies meeting the Fund's social criteria. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 20% of net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock, convertible securities, and high quality money market securities and warrants. All percentages are calculated at the time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since the Fund's definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            38.96%
1996                                            23.99%
1997                                            33.85%
1998                                            27.30%
1999                                            18.64%
2000                                           (10.37)%
2001                                           (11.38)%
2002                                           (23.44)%
2003                                            28.45%
2004                                            10.59%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.16%.

Best quarter:  21.20%, quarter ending December 31, 1998

Worst quarter:  -17.06%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

------------------------------------------------------------------

AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.59%   -2.88%     11.65%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

STOCK INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

This Index Fund may help to avoid the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index, and up to 20% in investments that are not in the Index, including common stock and related securities, and high quality money market securities. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% in futures and options. All percentages are calculated at the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

STOCK INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. VALIC assumed management of the Fund October 1, 1999. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            37.31%
1996                                            22.74%
1997                                            33.10%
1998                                            28.43%
1999                                            20.57%
2000                                            (9.35)%
2001                                           (12.20)%
2002                                           (22.43)%
2003                                            28.20%
2004                                            10.51%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.00%.

Best quarter:  21.21%, quarter ending December 31, 1998

Worst quarter:  -17.39%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

------------------------------------------------------------------

AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.51%   -2.64%     11.75%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

"Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)," are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
OppenheimerFunds, Inc. ("Oppenheimer")

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that the sub-adviser believes are currently undervalued by the market. The sub-adviser looks for companies undergoing positive change, though these companies may have experienced adverse business developments. If the sub-adviser is correct and other investors recognize the value of the company, the price of the stock may rise.

The sub-adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. In addition to the common stocks described above, the Fund may invest in preferred stocks, convertible securities and debt instruments, securities of foreign issuers (up to 25%) and exchange traded funds.

The Fund may engage in transactions involving derivatives, such as futures, options, warrants, and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else. The sub-adviser may use derivatives both for hedging and non-hedging purposes.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Market Risk: As with all equity funds, the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Value Style Risk: Companies the sub-adviser believes are undergoing positive change and whose stock is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the sub-adviser's assessment of a company's prospectus is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

VALUE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and Russell 1000 Value Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to June 21, 2004, Putnam Investment Management, LLC was the sub-adviser to the Fund. Oppenheimer assumed sub-advisory duties effective June 21, 2004.

                                  (BAR CHART)

2002                                            (19.57)%
2003                                             25.98%
2004                                             16.30%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 1.79%.

Best quarter:  17.65%, quarter ending June 30, 2003

Worst quarter:  -18.19%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and the Russell 1000(R) Value Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/31/2001)
-----------------------                 ------   ---------------
The Fund                                16.30%        5.62%
S&P 500(R) Index                        10.88%        3.58%
Russell 1000 Value Index                16.49%        8.57%
----------------------------------------------------------------

Effective September 19, 2005, the Russell 1000 Value Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

EXPENSE SUMMARY
--------------------------------------------------------------------------------
The table below describes the fees and expenses you may pay if you remain invested in a Fund. A Fund's annual operating expenses do not reflect the separate account fees charged in the Contracts or administrative fees for the Plans in which the Fund is offered. Please see your Contract prospectus or Plan document for more details on such fees.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR ACCOUNT): Not applicable

Each Fund has no sales charges, redemption or surrender fees, exchange fees or account fees. Those kinds of fees may be imposed on you by the Contract. Such sales charges and other expenses are described in the Contract prospectus or Plan document.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 ASSET        BLUE CHIP       CAPITAL          CORE        GOVERNMENT   GROWTH &     HEALTH
                               ALLOCATION     GROWTH(1)    CONSERVATION    EQUITY(1)(3)    SECURITIES   INCOME(1)   SCIENCES
                              ------------   -----------   -------------   -------------   ----------   ---------   --------
Management Fees.............     0.50%          0.80%          0.50%           0.77%         0.50%        0.75%      1.00%
Other Expenses..............     0.15%          0.30%          0.20%           0.13%         0.16%        0.15%      0.17%
Total Fund Operating
  Expenses..................     0.65%          1.10%          0.70%           0.90%         0.66%        0.90%      1.17%
Expense Reimbursement.......     0.00%          0.00%          0.00%           0.05%         0.00%        0.05%      0.00%
Net Expenses................     0.65%          1.10%(2)       0.70%           0.85%(2)      0.66%        0.85%      1.17%(2)

                              INCOME &
                              GROWTH(1)
                              ---------
Management Fees.............    0.77%
Other Expenses..............    0.14%
Total Fund Operating
  Expenses..................    0.91%
Expense Reimbursement.......    0.08%
Net Expenses................    0.83%

                                                             INTERNATIONAL   INTERNATIONAL                     LARGE
                               INFLATION     INTERNATIONAL    GOVERNMENT        GROWTH        LARGE CAP       CAPITAL      MID CAP
                              PROTECTED(1)     EQUITIES          BOND           I(1)(3)      GROWTH(1)(3)   GROWTH(1)(3)    INDEX
                              ------------   -------------   -------------   -------------   ------------   ------------   -------
Management Fees.............     0.50%           0.35%           0.50%           0.93%          0.87%          0.69%        0.28%
Other Expenses..............     1.77%           0.32%           0.19%           0.33%          0.13%          1.98%        0.12%
Total Fund Operating
  Expenses..................     2.27%           0.67%           0.69%           1.26%          1.00%          2.67%        0.40%
Expense Reimbursement.......     1.62%           0.00%           0.00%           0.25%          0.10%          1.87%        0.00%
Net Expenses................     0.65%           0.67%           0.69%           1.01%          0.90%          0.80%        0.40%

                               MID CAP
                              STRATEGIC
                              GROWTH(1)
                              ---------
Management Fees.............    0.70%
Other Expenses..............    1.98%
Total Fund Operating
  Expenses..................    2.68%
Expense Reimbursement.......    1.83%
Net Expenses................    0.85%

                                 MONEY         NASDAQ-
                                 MARKET        100(R)        SCIENCE &         SMALL       SMALL CAP    SOCIAL      STOCK
                                I(1)(3)         INDEX      TECHNOLOGY(3)     CAP(1)(3)       INDEX     AWARENESS    INDEX
                              ------------   -----------   -------------   -------------   ---------   ---------   -------
Management Fees.............     0.50%          0.40%          0.87%           0.89%         0.33%       0.50%      0.26%
Other Expenses..............     0.11%          0.25%          0.13%           0.15%         0.13%       0.13%      0.12%
Total Fund Operating
  Expenses..................     0.61%          0.65%          1.00%           1.04%         0.46%       0.63%      0.38%
Expense Reimbursement.......     0.06%          0.00%          0.00%           0.09%         0.00%       0.00%      0.00%
Net Expenses................     0.55%          0.65%          1.00%(2)        0.95%         0.46%       0.63%      0.38%


                              VALUE(1)
                              --------
Management Fees.............   0.78%
Other Expenses..............   0.61%
Total Fund Operating
  Expenses..................   1.39%
Expense Reimbursement.......   0.09%
Net Expenses................   1.30%

---------------

(1) VALIC will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses before expense reimbursement be higher than the net expense ratio. VALIC may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue through September 30, 2006, subject to the termination by the Board of Directors, including a majority of the Independent Directors.

(2) Through a commission recapture program a portion of the Funds' expenses have been reduced. "Other Expenses" does not take into account this expense reduction and are therefore higher than the actual expenses of the series. Had the expense reductions been taken into account, "Net Expenses" would be 1.09%, 0.84%, 1.16% and 1.02% for the Blue Chip Growth Fund, the Core Equity Fund, the Health Sciences Fund and the Science & Technology Fund, respectively.

(3) The Fund's Management Fees were reduced effective October 1, 2005. Prior to October 1, 2005, the Annual Fund Operating Expenses for the Funds were as follows:

                                                   CORE    INTERNATIONAL   LARGE CAPITAL   SCIENCE &    SMALL
                                                  EQUITY     GROWTH I         GROWTH       TECHNOLOGY    CAP
                                                  ------   -------------   -------------   ----------   -----
Management Fees.................................  0.80%        0.96%           0.75%         0.90%      0.90%
Other Expenses..................................  0.13%        0.33%           1.98%         0.13%      0.15%
Total Fund Expenses.............................  0.93%        1.29%           2.73%         1.03%      1.05%
Expense Reimbursement...........................  0.08%        0.28%           1.88%         0.00%      0.10%
Net Expenses....................................  0.85%        1.01%           0.85%         1.03%      0.95%

   The Fund's expense limitation was reduced effective October 1, 2005. Prior to October 1, 2005, the Fund's net expenses were as follows: Large Cap Growth, 0.96%; Large Capital Growth, 0.85%; and Money Market I, 0.56%.

--------------------------------------------------------------------------------

   EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include waivers and reimbursements for year one where applicable. The Example does not reflect charges imposed by the Contract or Plan, and if those charges were included, the expenses would have been higher than those shown below. See the Contract prospectus or Plan document for information on such charges. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
Asset Allocation............................................   $ 66      $208      $  362      $  810
Blue Chip Growth............................................   $112      $350      $  606      $1,340
Capital Conservation........................................   $ 72      $224      $  390      $  871
Core Equity.................................................   $ 87      $282      $  494      $1,103
Government Securities.......................................   $ 67      $211      $  368      $  822
Growth & Income.............................................   $ 87      $282      $  494      $1,103
Health Sciences.............................................   $119      $372      $  644      $1,420
Income & Growth.............................................   $ 85      $282      $  496      $1,112
Inflation Protected.........................................   $ 66      $553      $1,067      $2,479
International Equities......................................   $ 68      $214      $  373      $  835
International Government Bond...............................   $ 70      $221      $  384      $  859
International Growth I......................................   $103      $575      $  668      $1,501
Large Cap Growth............................................   $ 92      $308      $  543      $1,216
Large Capital Growth........................................   $ 82      $651      $1,247      $2,864
Mid Cap Index...............................................   $ 41      $128      $  224      $  505
Mid Cap Strategic Growth....................................   $ 87      $658      $1,256      $2,877
Money Market I..............................................   $ 56      $189      $  334      $  756
Nasdaq-100(R) Index.........................................   $ 66      $208      $  362      $  810
Science & Technology........................................   $102      $318      $  552      $1,225
Small Cap...................................................   $ 97      $322      $  565      $1,263
Small Cap Index.............................................   $ 47      $148      $  258      $  579
Social Awareness............................................   $ 64      $202      $  351      $  786
Stock Index.................................................   $ 39      $122      $  213      $  480
Value.......................................................   $132      $431      $  752      $1,661

The expense example does not take into account expense reductions resulting from a commission recapture program. If these expense reductions were included, your costs would be lower.

INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

Each Fund's principal (key) investment strategy and risks are shown above. More detail on investments and investment techniques is shown below. Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Money Market I Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

DERIVATIVES
Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

DIVERSIFICATION
Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds except Health Sciences, Inflation Protected Fund, International Government and Nasdaq-100(R) Index are diversified under the 1940 Act.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

EXCHANGE TRADED FUNDS ("ETFS")
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their cost.

FIXED INCOME SECURITIES
Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

--------------------------------------------------------------------------------

Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Bonds that are rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poors Ratings Services ("S&P") have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB- by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.

Investments in fixed income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-related fixed income securities see "Mortgage-Related Securities."

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

FOREIGN SECURITIES
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.

There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time

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deposits and repurchase agreements not maturing within seven days and restricted securities.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or any Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

LENDING PORTFOLIO SECURITIES
Each Fund may lend a portion of its total assets to broker-dealers and other financial institutions to earn more money for the Fund.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its custodian, as monitored by VALIC. State Street Bank and Trust Company (the "Custodian") holds the cash and portfolio securities of the Series Company as Custodian.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

MONEY MARKET SECURITIES
All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

-  Commercial paper sold by corporations and finance companies.

-  Corporate debt obligations with remaining maturities of 13 months or less.

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain
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tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.

In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.

If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

ABOUT PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses. A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate may increase a Fund's transaction costs and expenses.

The Financial Highlights tables show the portfolio turnover rate for each of the Funds, other than Money Market I Fund, during prior fiscal years.

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ABOUT THE SERIES COMPANY'S MANAGEMENT
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INVESTMENT ADVISER
VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with the Series Company. As Investment Adviser, VALIC oversees the day to day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment sub-advisers who make investment decisions for the Funds.

The investment advisory agreement between VALIC and the Series Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors. For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS
VALIC works with investment sub-advisers for each Fund. Sub-advisers are financial service companies that specialize in certain types of investing. The sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions. VALIC compensates the sub-advisers out of the fees it receives from each Fund.

According to the agreements VALIC has with the sub-advisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the sub-advisers the authority to buy and sell securities for the sub-advised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the sub-adviser, as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits sub-advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a sub-adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the sub-advisers have entered into written contracts, as required by the 1940 Act, to allow a sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a sub-adviser or a sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting sub-advisers, the Board of Directors of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Directors also reviewed the fees to be paid by VALIC to each sub-adviser. The sub-advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

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THE SUB-ADVISERS ARE:

AIG GLOBAL INVESTMENT CORP.
AIG SUNAMERICA ASSET MANAGEMENT CORP.
A I M CAPITAL MANAGEMENT, INC.
AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
BRAZOS CAPITAL MANAGEMENT, LP
FRANKLIN PORTFOLIO ASSOCIATES, LLC
MASSACHUSETTS FINANCIAL SERVICES COMPANY
OPPENHEIMERFUNDS, INC.
RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
VAN KAMPEN
WM ADVISORS, INC.
WELLINGTON MANAGEMENT COMPANY, LLP

Asset Allocation Fund
Capital Conservation Fund
Government Securities Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
Mid Cap Index Fund
Nasdaq-100(R) Index Fund
Small Cap Index Fund
Social Awareness Fund
Stock Index Fund

AIG GLOBAL INVESTMENT CORP. ("AIGGIC")
70 Pine Street, New York, New York 10270

AIGGIC is an indirect wholly-owned subsidiary of American International Group Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of June 30, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third party managers.

Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.


Investment decisions for the Asset Allocation Fund are made by a team including James O. Kurtz (Team Coordinator), Greg Braun, Timothy Campion, Raphael Davis, Michael Kelly and Robert Simmons. Mr. Kurtz joined AIGGIG with the acquisition of American General Investment Management ("AGIM") in 2001. As a Senior Portfolio Manager, he is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000. Greg Braun joined AIGGIG with the acquisition of AGIM in 2001. Mr. Braun is responsible for co-management of high-yield mutual funds and CBOs. He was previously group head for cyclical industry research and responsible for research in industrial credits such as home construction, packaging and paper. Prior to joining AGIM in 1996, he worked at Principal Mutual Life Insurance Company in its private placements department with three years in Principal Mutual's workout group and three years in its industrial group's private placement organization. Timothy Campion joined AIGGIG in 1999. He is a Portfolio Manager responsible for enhanced index products. Prior to joining AIGGIG, Mr. Campion spent three years in Boston at Mellon Trust in the Mutual Fund group. Raphael Davis is responsible for trading and portfolio management of AIG's $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGGIG with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM's MBS, asset-backed securities, and money-market portfolios. Prior to joining AGIM, Mr. Davis was a Portfolio Sales Specialist at the Resolution Trust Corporation where he analyzed and traded various agency and whole-loan mortgage securities, as well as high-yield fixed income, money-market securities and equities. Michael Kelly joined AIGGIG in 1999. He is a Managing Director and Head of U.S. Equities and the lead Portfolio Manager for both U.S. large-cap value and growth equities. Prior to joining AIGGIG, Mr. Kelly spent 15 years with JP Morgan Investment Management. Robert Simmons joined AIGGIG in 2003. He is a Vice President and Head of U.S. Equity Research and the analyst covering U.S. Financials. Prior to joining AIGGIG, he spent nine years at ARK Asset Management.



Investment decisions for the Capital Conservation Fund are made by a team including Greg Braun, Raphael Davis and Robert Vanden Assem. Please see above for biographies for Messrs. Braun and Davis. Robert Vanden Assem joined AIGGIG in 2001 and is responsible for the portfolio management of AIGGIG's high grade total rate of return portfolio, collateralized debt obligations (CDOs) and affiliated accounts. Prior to joining AIGGIG, Mr. Vanden Assem was with Morgan Stanley Dean Witter Advisors where he worked as a portfolio manager for the MSDW Strategist and Variable Strategist mutual funds as well as other institutional and individual fixed income assets.


Investment decisions for the Government Securities Fund are made by a team including Raphael Davis and Robert Vanden Assem. Investment decisions for the Inflation Protected Fund are made by Robert Vanden Assem. Please see above for biographies for Messrs. Davis and Vanden Assem.

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Investment decisions for the International Equities Fund are made by a team including James O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion, Shinichi Haneda and John P. Toohey. Lan Cai joined AIGGIG in 2000 and serves as Portfolio Manager for U.S. Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Prior to joining AIGGIG, Ms. Cai was Director of Financial Product Research and Development at the Chicago Mercantile Exchange beginning in 1996. Shinichi Haneda joined AIGGIG with the acquisition of Chiyoda Life Capital Management Co., Ltd. in 2002. He joined Chiyoda Life in 1998. Mr. Haneda is responsible for foreign equity investment in pension accounts and private placement funds that are sub-advised by AIGGIG. John P. Toohey is responsible for overseeing the asset allocation and investment supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President, AIGGIC Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Prior to AIG, he spent 11 years at MetLife. Please see above for biographies of Messrs. Campion and Kurtz.

Investment decisions for the International Government Bond Fund are made by a team including Anthony King and Rajeev Mittal. Anthony King joined AIGGIG in 2000 and is a Vice President and Senior Investment Manager responsible for interest rate and currency and credit risk on both multi-currency and single currency bond portfolios. Since joining AIGGIG, he has been in charge of initiating both Euro and Global Bond products, both of which combine interest rate, currency and credit risk within a portfolio to provide a broad selection of alpha opportunities. Mr. King's financial industry experience began in 1989 at JP Morgan Investment Management where he was responsible for managing both single and multi-currency bond portfolios on behalf of pension funds and private clients. Rajeev Mittal joined AIGGIG in 1992 and is Head of Emerging Market Debt. Mr. Mittal is responsible for all aspects of portfolio management for the emerging market debt strategies.

Investment decisions for the Mid Cap Index, Nasdaq-100 Index and Small Cap Index Funds are made by a team including James O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion and John P. Toohey. Please see above for biographies of each of the team members.

Investment decisions for the Stock Index Fund are made by a team including James
O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion, Robert Simmons and John
P. Toohey. Please see above for biographies of each of the team members.

Investment decisions for the Social Awareness Fund are made by a team including Magali Azema-Barac, Lan Cai, Timothy Campion, Michael Kelly and Robert Simmons. Magali Azema-Barac joined AIGGIG in 2001 as Vice President and as the lead portfolio manager for AIGGIG's quantitative equity portfolios. From September 1999 she was Vice President and Head of Equity at AGIM. Please see above for biographies of each of the team members.

Growth & Income Fund
Large Cap Growth Fund
Large Capital Growth Fund
Money Market I Fund

AIG SUNAMERICA ASSET MANAGEMENT CORP. ("SAAMCO")
Harborside Financial Center, 3200 Plaza 5,
Jersey City, New Jersey 07311

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of AIG Retirement Services, Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. AIG Retirement Services, Inc. is a wholly-owned subsidiary of AIG. As of June 30, 2005, SAAMCo managed, advised and/or administered more than $42 billion in assets.

The Large Cap Growth Fund and the Large Capital Growth Fund is managed by a team supervised by Francis D. Gannon. The Growth & Income Fund is managed by Mr. Gannon and Steven A. Neimeth. Mr. Gannon, Senior Vice President, has been with SAAMCo since 1993 and manages similar retail mutual funds for SAAMCo. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SAAMCo as a portfolio manager in April 2004. Prior to joining SAAMCo, Mr. Neimeth was a portfolio manager of The Nueberger Berman Large-Cap Value Fund since 2003. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

SAAMCo's Fixed-Income Investment Team is responsible for management of the Money Market I Fund.

International Growth I Fund
Large Capital Growth Fund

A I M CAPITAL MANAGEMENT, INC. ("AIM")
11 Greenway Plaza, Suite 100, Houston, Texas 77046

AIM has acted as an investment adviser since its organization in 1986. AIM, together with its affiliates, advises or manages over 200 investment funds, including the Fund, encompassing a broad range of investment objectives. AIM is an indirect wholly-owned subsidiary of AMVESCAP, PLC London, England. Total net assets under the management of AIM and its affiliates was approximately $29 billion as of June 30, 2005.

Approximately 50% of the assets of the Large Capital Growth Fund are managed by AIM which uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the portion of the Fund's portfolio allocated to AIM are Geoffrey V. Keeling, Senior Portfolio Manager and Robert L. Shoss, Senior Portfolio Manager. Messrs. Kelling and Shoss have each been associated with AIM and/or its affiliates since 1995.

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They are assisted by the AIM Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

Effective June 20, 2005, approximately 25% of the assets of the International Growth I Fund is managed by AIM, which uses a team approach to investment management.

Members of the investment team for the International Growth I Fund include Clas
G. Olson (lead manager with respect to Europe and Canada investments), Senior Portfolio Manager; Jason T. Holzer (co-lead manager), Senior Portfolio Manager; Barrett K. Sides, Senior Portfolio Manager; Shuxin (Steve) Cao, Portfolio Manager; and Matthew W. Dennis, CFA, Portfolio Manager. Mr. Olson joined AIM in 1994 as an investment officer and international portfolio analyst and was promoted to his current position in 1997. Mr. Holzer joined AIM in 1996 as a senior analyst and assumed his present duties in 1999. Mr. Sides joined AIM in 1990 as portfolio administrator and was promoted to his current position in 1993. Mr. Cao joined AIM in 1997 as an international equity analyst with a focus on Asia (Ex-Japan) until assuming his present duties in 1999. Mr. Dennis joined AIM in 2000 as a senior portfolio analyst until assuming his current duties in 2003. Prior thereto, he was a member of ABN AMRO's global equity strategy desk.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The degree to which the lead managers may perform these functions and the nature of these functions may change from time to time. The team is assisted by AIM's Asia Pacific/Latin America and Europe/Canada Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

Income & Growth Fund
International Growth I Fund
Small Cap Fund

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. AND AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC. (COLLECTIVELY, "AMERICAN CENTURY")
4500 Main Street, Kansas City, Missouri 64111

American Century has been managing mutual funds since 1958. It managed over $98 billion in assets under management as of June 30, 2005.

The daily management of the Income & Growth Fund is directed by the following team of portfolio managers: Kurt Borgwardt, Senior Vice President and Senior Portfolio Manager, joined American Century in August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. John Schniedwind, Chief Investment Officer -- Quantitative Equity, joined American Century in 1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. Zili Zhang, Vice President and Portfolio Manager/Director of Quantitative Research, joined American Century in October 1995. He became a portfolio manager in 2002. He also manages the quantitative research team.

The daily management of the International Growth Fund I is directed by the following team of portfolio managers: Michael M. Perelstein, Vice President and Senior Portfolio Manager, joined American Century in October 2004. Prior to joining American Century, he was chief investment officer and managing partner with Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. Keith Creveling, Vice President and Portfolio Manager, joined American Century in October 1999 and became a portfolio manager in April 2002.

The daily management of the Small Cap Fund is directed by the following team of portfolio managers: William Martin, Senior Vice President and Senior Portfolio Manager joined American Century in 1989 and became a portfolio manager in April 1991. Thomas P. Vaiana, Portfolio Manager joined American Century in February 1997 and became a portfolio manager in August 2000. Wilhelmine von Turk, Vice President and Portfolio Manager, joined American Century in November 1995 and became a portfolio manager in February 2000.

Team members meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Funds as they see fit, guided by each Fund's investment objective and strategy.

Mid Cap Strategic Growth Fund

BRAZOS CAPITAL MANAGEMENT, LP ("BRAZOS CAPITAL")
5949 Sherry Lane, Suite 1600, Dallas, Texas 75225

Brazos Capital is an SEC registered investment adviser whose principal place of business is 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225 and is an indirect majority-owned subsidiary of AIG. Brazos Capital has provided investment management services to institutional clients since 1983. As of June 30, 2005, Brazos Capital had approximately $429 million in assets under management.

Approximately 50% of the assets of the Mid Cap Strategic Growth Fund are managed by a team of seven portfolio managers.

The team members are Michael S. Allocco, Jamie Cuellar, CFA, Andre Gatien, CFA, Tom Musick, CFA, Eivind Olsen, CFA and Wayne Willems, CFA. Mr. Allocco joined Brazos as a

--------------------------------------------------------------------------------

Portfolio Manager in 2003 and has ten years industry experience. Mr. Cuellar joined Brazos in 2000 and has eleven years industry experience. Mr. Gatien joined Brazos in 2000 and has twelve years industry experience. Mr. Musick joined Brazos in 1983 and has twenty-one years experience. Mr. Olsen joined Brazos in 1998 and has nine years industry experience. Mr. Willems joined Brazos in 1983 and has thirty-four years industry experience.

Small Cap Fund

FRANKLIN PORTFOLIO ASSOCIATES, LLC ("FRANKLIN PORTFOLIO")
One Boston Place, 29th Floor, Boston, Massachusetts 02108

Franklin Portfolio has been managing assets on behalf of institutional clients since 1982. As of June 30, 2005, Franklin Portfolio had approximately $28.6 billion in assets under management. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation and has no affiliation to Franklin/Templeton Group of Funds or Franklin Resources, Inc. A team of investment professionals at Franklin Portfolio, led by John S. Cone, its Chief Executive Officer and President, will be involved in the investment management of the portion of the assets of the Small Cap Fund allocated to Franklin. Mr. Cone, a Portfolio Manager, has been with Franklin since its inception in 1982.

International Growth I Fund

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
500 Boylston Street, Boston, MA 02116

MFS is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. As of June 30, 2005, MFS had approximately $150 billion in assets under management. Effective June 20, 2005, MFS will manage approximately 25% of the assets of the International Growth I Fund using a team of portfolio managers. The team is comprised of David
R. Mannheim and Marcus Smith, each a Senior Vice President of MFS. Mr. Mannheim has been employed with MFS since 1988. Mr. Smith has been employed with MFS since 1994. They will have joint responsibility for making day-to-day investment decisions on behalf of MFS' portion of the Fund's assets.

Value Fund

OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008

Oppenheimer has been an investment adviser since 1960. As of June 30, 2005, Oppenheimer and its subsidiaries and controlled affiliates managed more than $180 billion in assets including Oppenheimer funds with more than 7 million shareholders.

Day-to-day responsibility for managing the Value Fund is directed by Christopher Leavy. Mr. Leavy is the head of Oppenheimer's Value Equity Investment Team is a Senior Vice President and Portfolio Manager for Oppenheimer and its Value Fund. Mr. Leavy also co-manages other Oppenheimer funds. Before joining Oppenheimer in 2000, Mr. Leavy was a Vice President and Portfolio Manager at Morgan Stanley Dean Witter (from 1997).

Science & Technology Fund

RCM CAPITAL MANAGEMENT, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

RCM is an indirect wholly owned subsidiary of Allianz Global Investors ("AGI"). In turn, AGI is owned by Allianz AG. As of June 30, 2005, RCM had approximately $20.3 billion in total assets under management and advice.

The Science & Technology Fund is managed by Walter C. Price, Jr. and Huachen Chen. Mr. Price, Managing Director and Portfolio Manager, joined RCM in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of RCM's technology area and has extensive experience in managing technology portfolios. Huachen Chen, Senior Portfolio Manager, joined RCM in 1985 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks.

Small Cap Fund
Blue Chip Growth Fund
Health Sciences Fund
Science & Technology Fund

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")
100 East Pratt Street, Baltimore, Maryland 21202

T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation's leading no-load fund managers. As of June 30, 2005, T. Rowe Price and its affiliates had $244.8 billion in assets under management.

The Science & Technology Fund is managed by an investment advisory committee chaired by Michael F. Sola, CFA. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr. Sola was elected chairman of the Fund's committee on January 16, 2002. He also is chairman of the investment advisory committees for the T. Rowe Price Science & Technology Fund and the T. Rowe Price Developing Technologies Fund. He has been managing investments since 1997, and joined T. Rowe Price in 1994 as an investment analyst.

T. Rowe Price is responsible for sub-advising a portion of the Small Cap Fund. This portion is managed by an investment

--------------------------------------------------------------------------------

advisory committee, chaired by Gregory A. McCrickard, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. McCrickard has been the chairman of the investment advisory committee for the T. Rowe Price Small-Cap Stock Fund since 1992. Mr. McCrickard joined T. Rowe Price in 1986 and has been managing investments since 1991.

The Blue Chip Growth Fund is managed by an investment advisory committee, chaired by Larry J. Puglia, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. Puglia has been the chairman of the investment advisory committee for the T. Rowe Price Blue Chip Growth Fund since 1996. Mr. Puglia joined T. Rowe Price in 1990 and has been a portfolio manager since 1993.

The Health Sciences Fund is managed by an investment advisory committee, chaired by Kris H. Jenner, M.D., D. Phil. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Dr. Jenner was elected chairman of the investment advisory committee for the T. Rowe Price Health Sciences Fund in 2000. Dr. Jenner joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998.

Mid Cap Strategic Growth Fund

VAN KAMPEN
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Investment Management, Inc., doing business in certain instances (including in its role as sub-adviser to this Fund) under the name Van Kampen, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of Morgan Stanley Investment Management Inc., is a global financial services firm that maintains market positions in each of its three primary businesses -- securities, asset management, and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing, and financial advisory services. As of June 30 ,2005, Van Kampen, together with its affiliated asset management companies, had approximately $417.6 billion in assets under management.

Approximately 50% of the assets of the Mid Cap Strategic Growth Fund is managed by the U.S. Growth Team. The U.S. Growth Team is led by Dennis Lynch, David Cohen, Alexander Norton and Sam Chainani, CFA. Mr. Lynch, Managing Director, has been with Van Kampen since 1997 and has 11 years of investment experience. Mr. Cohen, Managing Director, has been with Van Kampen since 1993 and has 18 years of investment experience. Mr. Norton, Vice President, has been with Van Kampen since 1999 and has 6 years of investment experience. Mr. Chainani, Executive Director, has been with Van Kampen since 1996 and has 5 years of investment experience.

Core Equity Fund

WM ADVISORS, INC.
1201 Third Avenue, Seattle, Washington 98101

WM Advisors, Inc. has been in the business of investment management since 1944. It is an indirect wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company. As of June 30, 2005, WM Advisors, Inc. had $24.3 billion in assets under management.

Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager, manages that portion of Core Equity Fund for which WM Advisors, Inc. is responsible. Mr. Spencer has been employed by WM Advisors, Inc. and has managed several mutual funds since September 1999.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")
75 State Street, Boston, Massachusetts 02109

Since September 1, 1999, Wellington Management has been a sub-adviser for Core Equity. Wellington Management is a limited liability partnership owned entirely by 86 partners. As of June 30, 2005, Wellington Management managed approximately $484 billion of client assets in a broad range of investment styles for institutional investors, mutual fund sponsors and high net-worth individuals. The firm and its affiliates have offices in Boston, Chicago, Atlanta, Radnor, San Francisco, London, Singapore, Sydney and Tokyo.

Matthew E. Megargel, CFA, a Senior Vice President of Wellington Management, has served as portfolio manager of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001. Mr. Megargel joined the firm as an investment professional in 1983. Jeffrey L. Kripke, a Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Kripke has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001). Maya
K. Bittar, CFA, a Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Bittar has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since 1999. Michael D. Rodier, a Vice President of Wellington Management, joined the firm in 1982 and has been an investment professional since 1984. Mr. Rodier has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001.

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LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of VALIC, AIGGIC, SAAMCo and Brazos Capital. AIGGIC, SAAMCo and Brazos Capital serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo, Brazos Capital or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In VALIC's view, the matters alleged in the lawsuit are not material in relation of the financial position of VALIC, AIGGIC, SAAMCo or Brazos Capital or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC, SAAMCo and Brazos Capital will need to obtain permission from the Securities and Exchange Commission to continue to serve the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

HOW VALIC IS PAID FOR ITS SERVICES

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund paid VALIC for the fiscal year ended May 31, 2005.

                                         ADVISORY FEE PAID
                                    (AS A PERCENTAGE OF AVERAGE
FUND NAME                                DAILY NET ASSETS)
---------                           ---------------------------
Asset Allocation Fund                          0.50%
Blue Chip Growth Fund                          0.80%
Capital Conservation Fund                      0.50%
Core Equity Fund                               0.80%
Government Securities Fund                     0.50%
Growth & Income Fund                           0.75%
Health Sciences Fund                           1.00%
Income & Growth Fund                           0.77%
Inflation Protected Fund                       0.50%
International Equities Fund                    0.35%
International Government Bond Fund             0.50%
International Growth I Fund                    0.96%
Large Cap Growth Fund                          0.87%
Large Capital Growth Fund                      0.75%
Mid Cap Index Fund                             0.28%
Mid Cap Strategic Growth Fund                  0.70%
Money Market I Fund                            0.50%
Nasdaq-100(R) Index Fund                       0.40%
Science & Technology Fund                      0.90%
Small Cap Fund                                 0.90%
Small Cap Index Fund                           0.33%
Social Awareness Fund                          0.50%
Stock Index Fund                               0.26%
Value Fund                                     0.78%

The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. However, VALIC has agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Expense Summary.

ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SERIES COMPANY SHARES
The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the "Plans").

BUYING AND SELLING SHARES
As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or in a Plan. With respect to a Plan, such Plan buys and sells shares of the Funds according to your instructions. The value of a Plan transaction is based on the next calculation of net asset value after its order is placed with the Fund. When you buy these units, you specify the Funds in which you want the separate account to invest your money. The separate account, in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. See your Contract prospectus for more information on the separate account associated with your contract. When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions. The value of such separate account transactions is based on the next calculation of net asset value after its order is placed with the Fund.

Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to Plans and separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Plans or insurance companies' separate accounts might be required to withdraw their investments in one or more Funds. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell shares of any Fund to any separate account or Plan, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

FREQUENT OR SHORT-TERM TRADING
The Funds, which are offered only through Contracts or Plans, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors of the Series Company has adopted policies and procedures with respect to market timing activity as discussed below.

The Series Company believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the sub-advisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

Since certain Funds invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Fund's international portfolio securities trade and the time as of which the Fund's net asset value is calculated. Market timing in Funds investing significantly in junk bonds may occur if market prices are not readily available for a Fund's junk bond holdings. Market timers may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Fund. One of the objectives of the Series Company's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "How Shares are Valued").

Shares of the Funds are generally held through insurance company separate accounts or Plans. The ability of the Series Company to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. Consequently, the Funds must rely on the insurance company separate account or Plan sponsor to monitor market timing within a Fund. There is no guarantee that the Series Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. In situations in which the Series Company becomes aware of possible market timing activity, it will notify the insurance company separate account or Plan sponsor in order to help facilitate the enforcement of such entity's market timing policies and procedures. The Series Company reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts or plan sponsors, whether directly or by transfer,

--------------------------------------------------------------------------------

including orders that have been accepted by a financial intermediary, that the Series Company determines not to be in the best interest of the Funds. Such rejections, restrictions or refusals will be applied uniformly without exception.

You should review your Contract prospectus or your Plan document for more information regarding market timing, including any restrictions or limitations on trades made through a Contract or Plan.

Please refer to the documents pertaining to your Contract prospectus or Plan document on how to direct investments in or redemptions from (including making transfers into or out of) the Funds and any fees that may apply.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
The Series Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities are described in the Statement of Additional Information.

HOW SHARES ARE VALUED
The net asset value per share ("NAV") for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Fund by the number of outstanding shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Series Company's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Fund's shares do not trade.

The amortized cost method is used to determine the values of all the Money Market I Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income
For each Fund, dividends from net investment income are declared and paid quarterly, except for the Money Market I Fund, which declares dividends daily and paid monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. Each of the Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Distributions from Capital Gains
When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

TAX CONSEQUENCES
As the owner of a Contract or a participant under your employer's Contract or Plan, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus or Plan document for further information concerning the federal income tax consequences to you of investing in the Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm for the Series Company, whose report, along with the Funds' financial statements, is included in the Series Company annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                              ----------------------------------------------------------------
                                                                2005           2004           2003         2002         2001
                                                              --------       --------       --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  12.12       $  11.21       $  11.35     $  12.71     $  14.68
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.27(d)        0.17(d)        0.25(d)      0.33         0.43
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.61           1.07          (0.12)       (1.03)       (0.79)
                                                              ----------------------------------------------------------------
  Total income (loss) from investment operations                  0.88           1.24           0.13        (0.70)       (0.36)
                                                              ----------------------------------------------------------------
Distributions from:
  Investment income                                              (0.27)         (0.19)         (0.26)       (0.33)       (0.43)
  Realized gain on securities                                    (0.45)         (0.14)         (0.01)       (0.33)       (1.18)
                                                              ----------------------------------------------------------------
  Total distributions                                            (0.72)         (0.33)         (0.27)       (0.66)       (1.61)
                                                              ----------------------------------------------------------------
Net asset value at end of period                              $  12.28       $  12.12       $  11.21     $  11.35     $  12.71
                                                              ----------------------------------------------------------------
TOTAL RETURN(a)                                                   7.31%         11.08%(e)       1.28%(e)    (5.57)%      (2.46)%
                                                              ----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.65%          0.68%          0.72%        0.64%        0.58%
Ratio of expenses to average net assets(c                         0.65%          0.68%          0.72%        0.64%        0.58%
Ratio of expense reductions to average net assets                   --             --             --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       2.18%          1.47%          2.36%        2.71%        3.10%
Ratio of net investment income (loss) to average net
  assets(c)                                                       2.18%          1.47%          2.36%          --           --
Portfolio turnover rate                                            104%            75%           112%          71%         112%
Number of shares outstanding at end of period (000's)           15,256         15,869         14,704       15,944       16,388
Net assets at end of period (000's)                           $187,309       $192,301       $164,757     $180,925     $208,369

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MAY 31,                NOVEMBER 1, 2000*
                                                              -------------------------------------------          TO
                                                               2005        2004        2003        2002       MAY 31, 2001
                                                              -------     -------     -------     -------   -----------------
PER SHARE DATA
Net asset value at beginning of period                        $  7.89     $  6.79     $  7.26     $  8.57        $ 10.00
                                                              ---------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.04(e)    (0.00)(e)   (0.01)(e)   (0.01)          0.02
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.42        1.10       (0.46)      (1.29)         (1.43)
                                                              ---------------------------------------------------------------
  Total income (loss) from investment operations                 0.46        1.10       (0.47)      (1.30)         (1.41)
                                                              ---------------------------------------------------------------
Distributions from:
  Investment income                                             (0.03)         --          --       (0.01)         (0.02)
  Realized gain on securities                                      --          --          --          --             --
                                                              ---------------------------------------------------------------
  Total distributions                                           (0.03)         --          --       (0.01)         (0.02)
                                                              ---------------------------------------------------------------
Net asset value at end of period                              $  8.32     $  7.89     $  6.79     $  7.26        $  8.57
                                                              ---------------------------------------------------------------
TOTAL RETURN(a)                                                  5.81%      16.20%      (6.47)%    (15.22)%       (14.14)%
                                                              ---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.08%       1.07%       1.24%       1.15%          0.88%(b)
Ratio of expenses to average net assets(d)                       1.10%       1.07%       1.24%       1.15%          0.88%(b)
Ratio of expense reductions to average net assets                0.01%       0.01%       0.03%       0.00%          0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.47%      (0.02)%     (0.19)%     (0.17)%         0.31%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.45%      (0.02)%     (0.19)%        --             --
Portfolio turnover rate                                            42%         30%         44%         39%            70%
Number of shares outstanding at end of period (000's)           5,847       5,116       3,495       2,763          1,702
Net assets at end of period (000's)                           $48,638     $40,369     $23,728     $20,063        $14,592

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED MAY 31,
                                                              ---------------------------------------------------------
                                                               2005        2004          2003        2002        2001
                                                              -------     -------       -------     -------     -------
PER SHARE DATA
Net asset value at beginning of period                        $  9.53     $ 10.04       $  9.38     $  9.34     $  8.78
                                                              ---------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.37(e)     0.28(e)       0.36(e)     0.52        0.58
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.19       (0.37)         0.68        0.04        0.56
                                                              ---------------------------------------------------------
  Total income (loss) from investment operations                 0.56       (0.09)         1.04        0.56        1.14
                                                              ---------------------------------------------------------
Distributions from:
  Investment income                                             (0.38)      (0.31)        (0.38)      (0.52)      (0.58)
  Realized gain on securities                                   (0.05)      (0.11)           --          --          --
                                                              ---------------------------------------------------------
  Total distributions                                           (0.43)      (0.42)        (0.38)      (0.52)      (0.58)
                                                              ---------------------------------------------------------
Net asset value at end of period                              $  9.66     $  9.53       $ 10.04     $  9.38     $  9.34
                                                              ---------------------------------------------------------
TOTAL RETURN(a)                                                  5.99%      (0.82)%(f)    11.31%       6.12%      13.35%
                                                              ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       0.70%       0.68%         0.70%       0.65%       0.58%
Ratio of expenses to average net assets(d)                       0.70%       0.68%         0.70%       0.65%       0.58%
Ratio of expense reductions to average net assets                  --          --            --          --          --
Ratio of net investment income (loss) to average net
  assets(c)                                                      3.83%       2.89%         3.77%       5.50%       6.35%
Ratio of net investment income (loss) to average net
  assets(d)                                                      3.83%       2.89%         3.77%         --          --
Portfolio turnover rate                                           198%        171%          218%        132%        418%
Number of shares outstanding at end of period (000's)           8,997       8,167         8,954       7,440       6,058
Net assets at end of period (000's)                           $86,903     $77,836       $89,866     $69,785     $56,560

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31,
                                                              --------------------------------------------------------------
                                                                2005          2004          2003         2002         2001
                                                              --------      --------      --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  11.77      $  10.12      $  11.10     $  13.36     $  23.31
                                                                   ---------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.16(d)       0.10(d)       0.11(d)      0.07         0.04
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.60          1.65         (0.98)       (2.26)       (2.54)
                                                                   ---------------------------------------------------------
  Total income (loss) from investment operations                  0.76          1.75         (0.87)       (2.19)       (2.50)
                                                                   ---------------------------------------------------------
Distributions from:
  Investment income                                              (0.16)        (0.10)        (0.11)       (0.07)       (0.04)
  Realized gain on securities                                       --            --            --           --        (7.41)
                                                                   ---------------------------------------------------------
  Total distributions                                            (0.16)        (0.10)        (0.11)       (0.07)       (7.45)
                                                                   ---------------------------------------------------------
Net asset value at end of period                              $  12.37      $  11.77      $  10.12     $  11.10     $  13.36
                                                                   ---------------------------------------------------------
TOTAL RETURN(a)                                                   6.48%        17.36%        (7.79)%     (16.43)%     (11.62)%
                                                                   ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.85%         0.85%         0.85%        0.84%        0.86%
Ratio of expenses to average net assets(c)                        0.93%         0.95%         0.97%        0.93%        0.88%
Ratio of expense reductions to average net assets                 0.01%         0.01%         0.05%        0.00%        0.00%
Ratio of net investment income (loss) to average net
  assets(b)                                                       1.30%         0.88%         1.08%        0.55%        0.24%
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.22%         0.79%         0.96%          --           --
Portfolio turnover rate                                             31%           28%           25%          64%          71%
Number of shares outstanding at end of period (000's)           43,687        51,118        55,358       61,675       68,430
Net assets at end of period (000's)                           $540,620      $601,756      $560,038     $684,642     $913,980

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED MAY 31,
                                                             --------------------------------------------------------------------
                                                               2005           2004           2003           2002           2001
                                                             --------       --------       --------       --------       --------
PER SHARE DATA
Net asset value at beginning of period                       $   9.82          11.24       $  10.37       $  10.07       $   9.51
                                                              -------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.31(d)        0.27(d)        0.38(d)        0.51           0.58
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       0.33          (0.65)          0.95           0.30           0.56
                                                              -------------------------------------------------------------------
  Total income (loss) from investment operations                 0.64          (0.38)          1.33           0.81           1.14
                                                              -------------------------------------------------------------------
Distributions from:
  Investment income                                             (0.32)         (0.29)         (0.39)         (0.51)         (0.58)
  Realized gain on securities                                      --          (0.75)         (0.07)            --             --
                                                              -------------------------------------------------------------------
  Total distributions                                           (0.32)         (1.04)         (0.46)         (0.51)         (0.58)
                                                              -------------------------------------------------------------------
Net asset value at end of period                             $  10.14       $   9.82       $  11.24       $  10.37       $  10.07
                                                              -------------------------------------------------------------------
TOTAL RETURN(a)                                                  6.54(e)       (3.40)%        12.99%          8.17%         12.23%
                                                              -------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                       0.66%          0.65%          0.66%          0.63%          0.58%
Ratio of expenses to average net assets(c)                       0.66%          0.65%          0.66%          0.63%          0.58%
Ratio of expense reductions to average net assets                  --             --             --             --             --
Ratio of net investment income (loss) to average net
  assets(b)                                                      3.03%          2.59%          3.54%          4.89%          5.83%
Ratio of net investment income (loss) to average net
  assets(c)                                                      3.03%          2.59%          3.54%            --             --
Portfolio turnover rate                                           216%           169%           201%            89%            84%
Number of shares outstanding at end of period (000's)          13,361         14,904         17,836         12,993         11.873
Net assets at end of period (000's)                          $135,549       $146,347       $200,412       $134,726       $119,514

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Funds performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  12.87     $  11.32     $  12.87     $  14.84     $  21.04
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.19(e)      0.07(e)      0.09(e)      0.08         0.11
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.15         1.55        (1.55)       (1.75)       (2.39)
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.34         1.62        (1.46)       (1.67)       (2.28)
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.19)       (0.07)       (0.09)       (0.09)       (0.11)
  Realized gain on securities                                       --           --           --        (0.21)       (3.81)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.19)       (0.07)       (0.09)       (0.30)       (3.92)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  14.02     $  12.87     $  11.32     $  12.87     $  14.84
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                  10.47%       14.33%      (11.31)%     (11.36)%     (10.91)%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                        0.85%        0.85%        0.85%        0.85%        0.82%
Ratio of expenses to average net assets(d)                        0.90%        0.89%        0.91%        0.87%        0.83%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.41%        0.55%        0.82%        0.59%        0.62%
Ratio of net investment income (loss) to average net
  assets(d)                                                       1.35%        0.51%        0.76%          --           --
Portfolio turnover rate                                             74%         168%          97%         110%          65%
Number of shares outstanding at end of period (000's)           12,102       13,963       15,402       17,145       18,026
Net assets at end of period (000's)                           $169,724     $179,737     $174,359     $220,745     $267,487

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MAY 31,                     NOVEMBER 1, 2000*
                                                         ---------------------------------------------------           TO
                                                           2005           2004          2003          2002        MAY 31, 2001
                                                         --------       --------       -------       -------    -----------------
PER SHARE DATA
Net asset value at beginning of period                   $  10.06       $   7.98       $  7.76       $  8.93         $ 10.00
                                                         ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              (0.08)(e)      (0.07)(e)     (0.05)(e)     (0.04)           0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currencies                      (0.02)          2.15          0.27         (1.13)          (1.07)
                                                         ------------------------------------------------------------------------
  Total income (loss) from investment operations            (0.10)          2.08          0.22         (1.17)          (1.06)
                                                         ------------------------------------------------------------------------
Distributions from:
  Investment income                                            --             --            --            --           (0.01)
  Realized gain on securities                               (0.47)            --            --            --              --
                                                         ------------------------------------------------------------------------
  Total distributions                                       (0.47)            --            --            --           (0.01)
                                                         ------------------------------------------------------------------------
Net asset value at end of period                         $   9.49       $  10.06       $  7.98       $  7.76         $  8.93
                                                         ------------------------------------------------------------------------
TOTAL RETURN(a)                                             (1.23)%        26.07%         2.84%(f)    (13.10)%        (10.60)%
                                                         ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                   1.17%          1.15%         1.24%         1.22%           1.08%(b)
Ratio of expenses to average net assets(d)                   1.17%          1.15%         1.24%         1.22%           1.08%(b)
Ratio of expense reductions to average net assets            0.01%          0.03%         0.03%         0.00%           0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                 (0.80)%        (0.77)%       (0.75)%       (0.65)%         (0.03)%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                 (0.80)%        (0.77)%       (0.75)%          --              --
Portfolio turnover rate                                        49%            41%           48%           70%            158%
Number of shares outstanding at end of period (000's)      15,856         15,312         9,732         7,029           2,684
Net assets at end of period (000's)                      $150,541       $154,050       $77,673       $54,514         $23,965

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INCOME & GROWTH FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                           -----------------------------------------------             TO
                                                             2005         2004         2003         2002          MAY 31, 2001
                                                           --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                         9.07     $   7.73     $   8.51     $   9.61          $  10.00
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                 0.20(e)      0.13(e)      0.11(e)      0.08              0.04
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                     0.80         1.34        (0.79)       (1.10)            (0.40)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations               1.00         1.47        (0.68)       (1.02)            (0.36)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                           (0.20)       (0.13)       (0.10)       (0.08)            (0.03)
  Realized gain on securities                                    --           --           --           --                --
                                                           ----------------------------------------------------------------------
  Total distributions                                         (0.20)       (0.13)       (0.10)       (0.08)            (0.03)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $   9.87     $   9.07     $   7.73     $   8.51          $   9.61
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                               11.07%       19.16%       (7.87)%     (10.58)%           (3.60)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                     0.83%        0.83%        0.83%        0.83%             0.83%(b)
Ratio of expenses to average net assets(d)                     0.91%        0.91%        0.93%        0.93%             0.87%(b)
Ratio of expense reductions to average net assets                --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                    2.05%        1.50%        1.47%        0.91%             0.79%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                    1.97%        1.43%        1.37%          --                --
Portfolio turnover rate                                          72%          71%          64%          65%               72%
Number of shares outstanding at end of period (000's)        23,445       25,344       26,008       27,664            27,197
Net assets at end of period (000's)                        $231,351     $229,928     $200,919     $235,508          $261,303

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

                                                              DECEMBER 20, 2004*
                                                                      TO
                                                                 MAY 31, 2005
                                                              ------------------
PER SHARE DATA
Net asset value at beginning of period                             $ 10.00
                                                              -----------------
Income (loss) from investment operations:
  Net investment income (loss)                                        0.20(e)
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                1.10
                                                              -----------------
  Total income (loss) from investment operations                      0.30
                                                              -----------------
Distributions from:
  Investment income                                                  (0.13)
  Realized gain on securities                                           --
                                                              -----------------
  Total distributions                                                (0.13)
                                                              -----------------
Net asset value at end of period                                   $ 10.17
                                                              -----------------
TOTAL RETURN(a)                                                       3.00%
                                                              -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                            0.65%(b)
Ratio of expenses to average net assets(d)                            2.27%(b)
Ratio of expense reductions to average net assets                       --
Ratio of net investment income (loss) to average net
  assets(c)                                                           4.67%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                           3.05%(b)
Portfolio turnover rate                                                 39%
Number of shares outstanding at end of period (000's)                1,069
Net assets at end of period (000's)                                $10,873

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED MAY 31,
                                                              -----------------------------------------------------------
                                                                             2004        2003         2002         2001
                                                                2005       --------     -------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $   6.80     $   5.50     $  6.67     $   8.78     $  12.55
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.16(d)      0.12(d)     0.09(d)      0.09         0.12
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.73         1.29       (1.20)       (1.07)       (2.46)
                                                              -----------------------------------------------------------
  Total income (loss) from investment operations                  0.89         1.41       (1.11)       (0.98)       (2.34)
                                                              -----------------------------------------------------------
Distributions from:
  Investment income                                              (0.13)       (0.11)      (0.06)       (0.16)       (0.09)
  Realized gain on securities                                       --           --          --        (0.97)       (1.34)
                                                              -----------------------------------------------------------
  Total distributions                                            (0.13)       (0.11)      (0.06)       (1.13)       (1.43)
                                                              -----------------------------------------------------------
Net asset value at end of period                              $   7.56     $   6.80     $  5.50     $   6.67     $   8.78
                                                              -----------------------------------------------------------
TOTAL RETURN(a)                                                  13.10%(e)    25.78%     (16.64)%     (10.66)%     (19.59)%
                                                              -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.67%        0.61%       0.68%        0.78%        0.42%
Ratio of expenses to average net assets(c)                        0.67%        0.61%       0.68%        0.78%        0.42%
Ratio of expense reductions to average net assets                   --           --          --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       2.17%        1.96%       1.71%        1.16%        1.08%
Ratio of net investment income (loss) to average net
  assets(c)                                                       2.17%        1.96%       1.71%          --           --
Portfolio turnover rate                                             68%          12%          0%          45%          45%
Number of shares outstanding at end of period (000's)           65,340       29,964      16,491       15,226       13,501
Net assets at end of period (000's)                           $493,945     $203,768     $90,680     $101,562     $118,524

INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED MAY 31,
                                                              -----------------------------------------------------------
                                                                             2004         2003         2002        2001
                                                                2005       --------     --------     --------     -------
PER SHARE DATA
Net asset value at beginning of period                        $  13.40     $  13.83     $  11.04     $  10.10     $ 10.88
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.50(d)      0.55(d)      0.05(d)      0.54        0.43
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.08        (0.25)        2.81         0.49       (0.91)
                                                              -----------------------------------------------------------
  Total income (loss) from investment operations                  1.58         0.30         2.86         1.03       (0.48)
                                                              -----------------------------------------------------------
Distributions from:
  Investment income                                              (0.76)       (0.52)          --           --       (0.26)
  Realized gain on securities                                    (1.18)       (0.21)       (0.07)       (0.09)      (0.04)
                                                              -----------------------------------------------------------
  Total distributions                                            (1.94)       (0.73)       (0.07)       (0.09)      (0.30)
                                                              -----------------------------------------------------------
Net asset value at end of period                              $  13.04     $  13.40     $  13.83     $  11.04     $ 10.10
                                                              -----------------------------------------------------------
TOTAL RETURN(a)                                                  12.30%        2.10%       25.96%       10.23%      (4.47)%
                                                              -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.69%        0.72%        0.77%        0.73%       0.58%
Ratio of expenses to average net assets(c)                        0.69%        0.72%        0.77%        0.73%       0.58%
Ratio of expense reductions to average net assets                   --           --           --           --          --
Ratio of net investment income (loss) to average net
  assets(b)                                                       3.77%        3.95%        4.81%        5.71%       3.82%
Ratio of net investment income (loss) to average net
  assets(c)                                                       3.77%        3.95%        4.81%          --          --
Portfolio turnover rate                                            136%         119%          70%         110%         72%
Number of shares outstanding at end of period (000's)           11,362       10,753       11,386        9,242       9,898
Net assets at end of period (000's)                           $148,171     $144,083     $157,478     $102,053     $99,977

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

                                                                        YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                          -----------------------------------------------             TO
                                                            2005         2004         2003         2002          MAY 31, 2001
                                                          --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                    $   7.38     $   6.07     $   7.25     $   8.31          $  10.00
                                                          ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                0.08(e)      0.06(e)      0.08(e)      0.05              0.05
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                    0.69         1.31        (1.15)       (1.09)            (1.70)
                                                          ----------------------------------------------------------------------
  Total income (loss) from investment operations              0.77         1.37        (1.07)       (1.04)            (1.65)
                                                          ----------------------------------------------------------------------
Distributions from:
  Investment income                                          (0.08)       (0.06)       (0.11)       (0.02)            (0.04)
  Realized gain on securities                                   --           --           --           --                --
                                                          ----------------------------------------------------------------------
  Total distributions                                        (0.08)       (0.06)       (0.11)       (0.02)            (0.04)
                                                          ----------------------------------------------------------------------
Net asset value at end of period                          $   8.07     $   7.38     $   6.07     $   7.25          $   8.31
                                                          ----------------------------------------------------------------------
TOTAL RETURN(a)                                              10.46%       22.57%      (14.76)%     (12.56)%           (3.60)%
                                                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                    1.03%        1.06%        1.06%        1.06%             1.06%(b)
Ratio of expenses to average net assets(d)                    1.29%        1.28%        1.36%        1.33%             1.10%(b)
Ratio of expense reductions to average net assets               --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                   0.99%        0.83%        1.25%        0.67%             0.99%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                   0.73%        0.61%        0.95%          --                --
Portfolio turnover rate                                         94%         164%         192%         205%              183%
Number of shares outstanding at end of period (000's)       46,352       52,010       56,825       60,441            64,151
Net assets at end of period (000's)                       $374,189     $383,924     $345,213     $438,474          $533,368

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                          -----------------------------------------------             TO
                                                            2005         2004         2003         2002          MAY 31, 2001
                                                          --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                    $   6.23     $   5.45     $   6.20     $   7.43          $  10.00
                                                          ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                0.03(e)     (0.00)(e)     0.00(e)     (0.01)            (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                    0.16         0.78        (0.75)       (1.22)            (2.56)
                                                          ----------------------------------------------------------------------
  Total income (loss) from investment operations              0.19         0.78        (0.75)       (1.23)            (2.57)
                                                          ----------------------------------------------------------------------
Distributions from:
  Investment income                                          (0.03)          --           --           --                --
  Realized gain on securities                                   --           --           --           --                --
                                                          ----------------------------------------------------------------------
  Total distributions                                        (0.03)          --           --           --                --
                                                          ----------------------------------------------------------------------
Net asset value at end of period                          $   6.39     $   6.23     $   5.45     $   6.20          $   7.43
                                                          ----------------------------------------------------------------------
TOTAL RETURN(a)                                               3.12%       14.31%      (12.04)%     (16.55)%          (25.70)%
                                                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                    0.98%        1.06%        1.06%        1.05%             1.06%(b)
Ratio of expenses to average net assets(d)                    1.00%        1.08%        1.10%        1.15%             1.10%(b)
Ratio of expense reductions to average net assets               --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                   0.55%       (0.07)%       0.05%       (0.13)%           (0.27)%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                   0.53%       (0.09)%       0.01%          --                --
Portfolio turnover rate                                        132%         141%          86%         150%               94%
Number of shares outstanding at end of period (000's)       57,197       69,559       78,170       83,752            84,055
Net assets at end of period (000's)                       $365,292     $433,278     $426,061     $519,129          $624,700

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

LARGE CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                                                              DECEMBER 20, 2004*
                                                                      TO
                                                                 MAY 31, 2005
                                                              ------------------
PER SHARE DATA
Net asset value at beginning of period                              $10.00
                                                               -----------------
Income (loss) from investment operations:
  Net investment income (loss)                                        0.01(e)
  Net realized and unrealized gain (loss) on securities and
    foreign currencies                                               (0.16)
                                                               -----------------
  Total income (loss) from investment operations                     (0.15)
                                                               -----------------
Distributions from:
  Investment income                                                   0.00
  Realized gain on securities                                           --
                                                               -----------------
  Total distributions                                                 0.00
                                                               -----------------
Net asset value at end of period                                    $ 9.85
                                                               -----------------
TOTAL RETURN(a)                                                      (1.49)%
                                                               -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                            0.85%(b)
Ratio of expenses to average net assets(d)                            2.73%(b)
Ratio of expense reductions to average net assets                       --
Ratio of net investment income (loss) to average net
  assets(c)                                                           0.29%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                          (1.59)%(b)
Portfolio turnover rate                                                 45%
Number of shares outstanding at end of period (000's)                1,000
Net assets at end of period (000's)                                 $9,849

MIDCAP INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31,
                                                         ------------------------------------------------------------------------
                                                            2005          2004          2003          2002             2001
                                                         ----------    ----------    ----------    ----------    ----------------
PER SHARE DATA
Net asset value at beginning of period                   $    19.41    $    15.62    $    18.01    $    19.82       $    23.73
                                                            ---------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                 0.19(e)       0.14(e)       0.11(e)       0.13             0.19
  Net realized and unrealized gain (loss) on securities
    and foreign currency related transactions                  2.42          3.94         (1.88)         0.16             1.74
                                                            ---------------------------------------------------------------------
  Total income (loss) from investment operations               2.61          4.08         (1.77)         0.29             1.93
                                                            ---------------------------------------------------------------------
Distributions from:
  Investment income                                           (0.19)        (0.15)        (0.10)        (0.14)           (0.19)
  Realized gain on securities                                 (0.37)        (0.14)        (0.52)        (1.96)           (5.65)
                                                            ---------------------------------------------------------------------
  Total distributions                                         (0.56)        (0.29)        (0.62)        (2.10)           (5.84)
                                                            ---------------------------------------------------------------------
Net asset value at end of period                         $    21.46    $    19.41    $    15.62    $    18.01       $    19.82
                                                            ---------------------------------------------------------------------
TOTAL RETURN(a)                                               13.50%        26.22%        (9.50)%        2.03%           10.11%
                                                            ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                     0.40%         0.41%         0.45%         0.41%            0.38%
Ratio of expenses to average net assets(d)                     0.40%         0.41%         0.45%         0.41%            0.38%
Ratio of expense reductions to average net assets                --            --            --            --               --
Ratio of net investment income (loss) to average net
  assets(c)                                                    0.95%         0.80%         0.77%         0.74%            0.84%
Ratio of net investment income (loss) to average net
  assets(d)                                                    0.95%         0.80%         0.77%           --               --
Portfolio turnover rate                                          14%           11%           10%           17%              34%
Number of shares outstanding at end of period (000's)        89,704        80,118        70,135        64,086           52,860
Net assets at end of period (000's)                      $1,925,334    $1,554,815    $1,095,294    $1,154,008       $1,047,680

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

MID CAP STRATEGIC GROWTH FUND (FORMERLY MID CAPITAL GROWTH FUND)
--------------------------------------------------------------------------------

                                                              DECEMBER 20, 2004*
                                                                      TO
                                                                 MAY 31, 2005
                                                              ------------------
PER SHARE DATA
Net asset value at beginning of period                              $10.00
                                                              -----------------
Income (loss) from investment operations:
  Net investment income (loss)                                       (0.02)(e)
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                               (0.01)
                                                              -----------------
  Total income (loss) from investment operations                     (0.03)
                                                              -----------------
Distributions from:
  Investment income                                                   0.00
  Realized gain on securities                                           --
                                                              -----------------
  Total distributions                                                 0.00
                                                              -----------------
Net asset value at end of period                                    $ 9.97
                                                              -----------------
TOTAL RETURN(a)                                                      (0.28)%
                                                              -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                            0.85%(b)
Ratio of expenses to average net assets(d)                            2.68%(b)
Ratio of expense reductions to average net assets                       --
Ratio of net investment income (loss) to average net
  assets(c)                                                          (0.37)%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                          (2.20)%(b)
Portfolio turnover rate                                                 72%
Number of shares outstanding at end of period (000's)                1,000
Net assets at end of period (000's)                                 $9,976

MONEY MARKET I FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002          2001
                                                              --------      --------      --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period                        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.01(e)       0.01(e)       0.01(e)       0.02          0.06
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                              --            --            --            --            --
                                                              ----------------------------------------------------------------
  Total income (loss) from investment operations                  0.01          0.01          0.01          0.02          0.06
                                                              ----------------------------------------------------------------
Distributions from:
  Investment income                                              (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
  Realized gain on securities                                       --            --            --            --            --
                                                              ----------------------------------------------------------------
  Total distributions                                            (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
                                                              ----------------------------------------------------------------
Net asset value at end of period                              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ----------------------------------------------------------------
TOTAL RETURN(a)                                                   1.46%         0.51%         1.00%         2.14%         5.77%
                                                              ----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                        0.57%         0.60%         0.59%         0.60%         0.57%
Ratio of expenses to average net assets(d)                        0.61%         0.64%         0.64%         0.62%         0.58%
Ratio of expense reductions to average net assets                   --            --            --            --            --
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.43%         0.51%         1.01%         2.07%         5.59%
Ratio of net investment income (loss) to average net
  assets(d)                                                       1.40%         0.47%         0.96%           --            --
Portfolio turnover rate                                            N/A           N/A           N/A           N/A           N/A
Number of shares outstanding at end of period (000's)          407,934       453,707       524,446       734,135       579,507
Net assets at end of period (000's)                           $407,933      $453,707      $524,446      $734,135      $579,507

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MAY 31,                OCTOBER 2, 2000*
                                                              -------------------------------------------          TO
                                                               2005        2004        2003        2002       MAY 31, 2001
                                                              -------     -------     -------     -------   ----------------
PER SHARE DATA
Net asset value at beginning of period                        $  4.11     $  3.36     $  3.40     $  5.09       $ 10.00
                                                               -------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.03(e)    (0.01)(e)   (0.01)(e)   (0.01)         0.01
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.17        0.76       (0.03)      (1.68)        (4.91)
                                                               -------------------------------------------------------------
  Total income (loss) from investment operations                 0.20        0.75       (0.04)      (1.69)        (4.90)
                                                               -------------------------------------------------------------
Distributions from:
  Investment income                                             (0.03)         --          --          --         (0.01)
  Realized gain on securities                                      --          --          --          --            --
                                                               -------------------------------------------------------------
  Total distributions                                           (0.03)         --          --          --         (0.01)
                                                               -------------------------------------------------------------
Net asset value at end of period                              $  4.28     $  4.11     $  3.36     $  3.40       $  5.09
                                                               -------------------------------------------------------------
TOTAL RETURN(a)                                                  4.81%      22.32%      (1.18)%    (33.20)%      (49.01)%
                                                               -------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       0.65%       0.63%       0.81%       0.77%         0.52%(b)
Ratio of expenses to average net assets(d)                       0.65%       0.63%       0.81%       0.77%         0.52%(b)
Ratio of expense reductions to average net assets                  --          --          --          --            --
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.73%      (0.32)%     (0.48)%     (0.36)%        0.31%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.73%      (0.32)%     (0.48)%        --            --
Portfolio turnover rate                                             8%         14%          6%          2%           19%
Number of shares outstanding at end of period (000's)          21,147      22,672      15,570       7,786         3,732
Net assets at end of period (000's)                           $90,520     $93,089     $52,306     $26,449       $19,005

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                           ----------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of period                     $    11.08     $     9.14     $     9.56     $    17.28     $    41.14
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  (0.00)(e)      (0.07)(e)      (0.05)(e)      (0.07)         (0.17)
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       0.19           2.01          (0.37)         (6.86)        (15.86)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations                 0.19           1.94          (0.42)         (6.93)        (16.03)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                                --             --             --             --             --
  Realized gain on securities                                      --             --             --          (0.79)         (7.83)
                                                           ----------------------------------------------------------------------
  Total distributions                                              --             --             --          (0.79)         (7.83)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $    11.27     $    11.08     $     9.14     $     9.56     $    17.28
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                                  1.71%         21.23%         (4.39)%       (41.26)%       (42.24)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.03%          1.01%          1.00%          1.00%          0.98%
Ratio of expenses to average net assets(d)                       1.03%          1.02%          1.04%          1.02%          0.98%
Ratio of expense reductions to average net assets                0.01%          0.01%          0.02%          0.00%          0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                     (0.02)%        (0.68)%        (0.66)%        (0.59)%        (0.66)%
Ratio of net investment income (loss) to average net
  assets(d)                                                     (0.02)%        (0.69)%        (0.71)%           --             --
Portfolio turnover rate                                            56%            56%            53%           104%           176%
Number of shares outstanding at end of period (000's)         107,429        126,963        129,123        129,126        116,654
Net assets at end of period (000's)                        $1,210,236     $1,406,766     $1,180,380     $1,234,937     $2,015,574

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does not include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

SMALL CAP FUND
--------------------------------------------------------------------------------

                                                                    YEAR ENDED MAY 31,                         DECEMBER 11, 2000*
                                                   -----------------------------------------------------               TO
                                                     2005           2004           2003           2002            MAY 31, 2001
                                                   --------       --------       --------       --------       ------------------
PER SHARE DATA
Net asset value at beginning of period             $   9.75       $   7.67       $   8.75       $   9.09            $  10.00
                                                   ------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                        (0.02)(e)      (0.04)(e)      (0.02)(e)      (0.01)              (0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign currencies                 1.28           2.12          (1.06)         (0.33)              (0.90)
                                                   ------------------------------------------------------------------------------
  Total income (loss) from investment operations       1.26           2.08          (1.08)         (0.34)              (0.91)
                                                   ------------------------------------------------------------------------------
Distributions from:
  Investment income                                      --             --             --             --                  --
  Realized gain on securities                            --             --             --             --                  --
                                                   ------------------------------------------------------------------------------
  Total distributions                                    --             --             --             --                  --
                                                   ------------------------------------------------------------------------------
Net asset value at end of period                   $  11.01       $   9.75       $   7.67       $   8.75            $   9.09
                                                   ------------------------------------------------------------------------------
TOTAL RETURN(a)                                       12.92%(f)      27.12%        (12.34)%        (3.74)%             11.51%
                                                   ------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)             0.95%          0.95%          0.95%          0.95%               0.95%(b)
Ratio of expenses to average net assets(d)             1.05%          1.04%          1.06%          1.06%               1.00%(b)
Ratio of expense reductions to average net assets        --             --             --             --                  --
Ratio of net investment income (loss) to average
  net assets(c)                                       (0.17)%        (0.39)%        (0.29)%        (0.15)%             (0.14)%(b)
Ratio of net investment income (loss) to average
  net assets(d)                                       (0.27)%        (0.48)%        (0.40)%           --                  --
Portfolio turnover rate                                 119%            66%            74%            68%                130%
Number of shares outstanding at end of period
  (000's)                                            55,101         62,391         69,895         75,125              78,572
Net assets at end of period (000's)                $606,923       $608,133       $535,870       $657,045            $714,608

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  13.97     $  10.86     $  11.97     $  14.11     $  15.66
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.11(e)      0.08(e)      0.09(e)      0.13         0.19
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.21         3.13        (1.12)       (0.32)        0.40
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.32         3.21        (1.03)       (0.19)        0.59
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.13)       (0.10)       (0.08)       (0.13)       (0.19)
  Realized gain on securities                                       --           --           --        (1.82)       (1.95)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.13)       (0.10)       (0.08)       (1.95)       (2.14)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  15.16     $  13.97     $  10.86     $  11.97     $  14.11
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                   9.46%       29.62%       (8.55)%      (1.08)%       5.23%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                        0.46%        0.48%        0.52%        0.48%        0.44%
Ratio of expenses to average net assets(d)                        0.46%        0.48%        0.52%        0.48%        0.44%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(c)                                                       0.78%        0.65%        0.93%        1.03%        1.31%
Ratio of net investment income (loss) to average net
  assets(d)                                                       0.78%        0.65%        0.93%          --           --
Portfolio turnover rate                                             18%          15%          35%          34%          57%
Number of shares outstanding at end of period (000's)           45,300       34,417       24,411       21,473       16,769
Net assets at end of period (000's)                           $686,567     $480,867     $265,018     $257,046     $236,530

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does not include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation on investment restrictions.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  18.28     $  15.73     $  17.66     $  21.01     $  24.77
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.27(d)      0.16(d)      0.16(d)      0.13         0.20
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.09         2.55        (1.60)       (2.76)       (3.23)
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.36         2.71        (1.44)       (2.63)       (3.03)
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.26)       (0.16)       (0.15)       (0.14)       (0.20)
  Realized gain on securities                                       --           --        (0.34)       (0.58)       (0.53)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.26)       (0.16)       (0.49)       (0.72)       (0.73)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  19.38     $  18.28     $  15.73     $  17.66     $  21.01
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                   7.47%       17.27%       (7.89)%     (12.77)%     (12.33)%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.63%        0.63%        0.65%        0.61%        0.58%
Ratio of expenses to average net assets(c)                        0.63%        0.63%        0.65%        0.61%        0.58%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       1.42%        0.89%        1.05%        0.69%        0.85%
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.42%        0.89%        1.05%          --           --
Portfolio turnover rate                                             53%          79%          58%          40%          29%
Number of shares outstanding at end of period (000's)           20,461       21,814       22,221       23,444       23,321
Net assets at end of period (000's)                           $396,563     $398,820     $349,610     $414,108     $489,982

STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                           ----------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of period                     $    30.74     $    26.51     $    30.11     $    36.89     $    42.98
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.54(d)        0.39(d)        0.35(d)        0.33           0.35
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       1.88           4.33          (2.97)         (5.45)         (4.99)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations                 2.42           4.72          (2.62)         (5.12)         (4.64)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                             (0.54)         (0.39)         (0.34)         (0.34)         (0.35)
  Realized gain on securities                                   (0.45)         (0.10)         (0.64)         (1.32)         (1.10)
                                                           ----------------------------------------------------------------------
  Total distributions                                           (0.99)         (0.49)         (0.98)         (1.66)         (1.45)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $    32.17     $    30.74     $    26.51     $    30.11     $    36.89
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                                  7.89%         17.90%         (8.44)%       (14.16)%       (10.87)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                       0.38%          0.38%          0.40%          0.37%          0.34%
Ratio of expenses to average net assets(c)                       0.38%          0.38%          0.40%          0.37%          0.34%
Ratio of expense reductions to average net assets                  --             --             --             --             --
Ratio of net investment income (loss) to average net
  assets(b)                                                      1.72%          1.33%          1.39%          1.01%          0.86%
Ratio of net investment income (loss) to average net
  assets(c)                                                      1.72%          1.33%          1.39%            --             --
Portfolio turnover rate                                             5%             3%             6%             6%             7%
Number of shares outstanding at end of period (000's)         138,996        137,616        136,800        135,870        131,180
Net assets at end of period (000's)                        $4,471,146     $4,230,395     $3,627,137     $4,091,054     $4,839,632

(a) Total return is annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.

VALUE FUND
--------------------------------------------------------------------------------

                                                                    YEAR ENDED MAY 31,            DECEMBER 31, 2001*
                                                              -------------------------------             TO
                                                               2005        2004        2003          MAY 31, 2002
                                                              -------     -------     -------     ------------------
PER SHARE DATA
Net asset value at beginning of period                        $  9.99     $  8.62     $  9.69          $ 10.00
                                                              --------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.06(e)     0.08(e)     0.07(e)          0.02
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           1.42        1.38       (1.05)           (0.31)
                                                              --------------------------------------------------
  Total income (loss) from investment operations                 1.48        1.46       (0.98)           (0.29)
                                                              --------------------------------------------------
Distributions from:
  Investment income                                             (0.01)      (0.09)      (0.06)           (0.02)
  Realized gain on securities                                   (0.31)         --       (0.03)              --
                                                              --------------------------------------------------
  Total distributions                                           (0.32)      (0.09)      (0.09)           (0.02)
                                                              --------------------------------------------------
Net asset value at end of period                              $ 11.15     $  9.99     $  8.62          $  9.69
                                                              --------------------------------------------------
TOTAL RETURN(a)                                                 14.83%(f)   17.01%     (10.01)%          (2.89)%
                                                              --------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.28%       1.32%       1.50%            1.46%(b)
Ratio of expenses to average net assets(d)                       1.39%       1.32%       1.50%            1.46%(b)
Ratio of expense reductions to average net assets                  --          --          --               --
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.60%       0.89%       0.94%            0.52%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.49%       0.89%       0.94%              --
Portfolio turnover rate                                           144%         36%         40%              20%
Number of shares outstanding at end of period (000's)           2,053       1,448       1,291            1,121
Net assets at end of period (000's)                           $22,890     $14,472     $11,134          $10,855

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.

Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.

VALIC can provide you with a free copy of these materials or other information about the Series Company. You may reach VALIC by calling 1-800-448-2542 or by writing to 2929 Allen Parkway, Houston, Texas 77019.

The Series Company's SAI is not available online as it does not have its own internet website. The Series Company's prospectus and semi-annual and annual reports are available online, however, through the internet websites of insurance companies offering the Funds as investment options in variable insurance products.

The Securities and Exchange Commission also maintains copies of these documents:

    - To view information online: Access the SEC's web site at http://www.sec.gov.

    - To review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, D.C. 20549-6009; or call the SEC at 1-800-SEC-0330. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov.

A duplicating fee will be assessed for all copies provided.

Investment Company Act filing number 811-03738.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                VALIC COMPANY I
                               2929 Allen Parkway
                              Houston, Texas 77019

                               September 19, 2005
                                   Prospectus

VALIC Company I (the "Series Company") is a mutual fund made up of 24 separate funds (the "Funds"), twenty-two of which are described in this Prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus.

                             Asset Allocation Fund
                             Blue Chip Growth Fund
                           Capital Conservation Fund
                                Core Equity Fund
                           Government Securities Fund
                              Growth & Income Fund
                              Health Sciences Fund
                              Income & Growth Fund
                            Inflation Protected Fund
                          International Equities Fund
                       International Government Bond Fund
                          International Growth I Fund
                             Large Cap Growth Fund
                               Mid Cap Index Fund
                              Money Market I Fund
                            Nasdaq-100(R) Index Fund
                           Science & Technology Fund
                                 Small Cap Fund
                              Small Cap Index Fund
                             Social Awareness Fund
                                Stock Index Fund
                                   Value Fund

THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

TOPIC                                                          PAGE
-----                                                          ----
COVER PAGE
WELCOME.....................................................     4
ABOUT THE FUNDS.............................................     4
FUND FACT SHEETS............................................     5
  Asset Allocation Fund.....................................     5
  Blue Chip Growth Fund.....................................     7
  Capital Conservation Fund.................................     9
  Core Equity Fund..........................................    11
  Government Securities Fund................................    13
  Growth & Income Fund......................................    14
  Health Sciences Fund......................................    15
  Income & Growth Fund......................................    18
  Inflation Protected Fund..................................    20
  International Equities Fund...............................    23
  International Government Bond Fund........................    25
  International Growth I Fund...............................    27
  Large Cap Growth Fund.....................................    30
  Mid Cap Index Fund........................................    32
  Money Market I Fund.......................................    34
  Nasdaq-100 Index Fund.....................................    35
  Science & Technology Fund.................................    38
  Small Cap Fund............................................    41
  Small Cap Index Fund......................................    43
  Social Awareness Fund.....................................    45
  Stock Index Fund..........................................    47
  Value Fund................................................    49
EXPENSE SUMMARY.............................................    51
INVESTMENT GLOSSARY.........................................    53
  American Depositary Receipts..............................    53
  Asset-Backed Securities...................................    53
  Derivatives...............................................    53
  Diversification...........................................    53
  Equity Securities.........................................    53
  Exchange Traded Funds.....................................    53
  Fixed Income Securities...................................    53
  Foreign Currency..........................................    54
  Foreign Securities........................................    54
  Illiquid Securities.......................................    54
  Lending Portfolio Securities..............................    55
  Loan Participations.......................................    55
  Money Market Securities...................................    55
  Mortgage-Related Securities...............................    55
  Repurchase Agreements.....................................    56
  Reverse Repurchase Agreements, Dollar Rolls and
     Borrowings.............................................    56
  Temporary Defensive Investment Strategy...................    56
  When-Issued Securities....................................    56

TOPIC                                                          PAGE
-----                                                          ----
ABOUT PORTFOLIO TURNOVER....................................    56
ABOUT THE SERIES COMPANY'S MANAGEMENT.......................    57
  Investment Adviser........................................    57
  Investment Sub-Advisers...................................    57
     AIG Global Investment Corp. ...........................    58
     AIG SunAmerica Asset Management Corp. .................    59
     AIM Capital Management, Inc. ..........................    59
     American Century Global Investment Management, Inc. ...    60
     American Century Investment Management, Inc. ..........    60
     Franklin Portfolio Associates, LLC ....................    60
     Massachusetts Financial Services Company...............    60
     OppenheimerFunds, Inc. ................................    61
     RCM Capital Management LLC.............................    61
     T. Rowe Price Associates, Inc. ........................    61
     WM Advisors, Inc. .....................................    61
     Wellington Management Company, LLP.....................    62
  Legal Proceedings.........................................    62
  How VALIC is Paid for its Services........................    62
ACCOUNT INFORMATION.........................................    63
  Series Company Shares.....................................    63
  Buying and Selling Shares.................................    63
  Frequent or Short-term Trading............................    63
  Selective Disclosure of Portfolio Holdings................    64
  How Shares are Valued.....................................    64
  Dividends and Capital Gains...............................    64
  Tax Consequences..........................................    64
FINANCIAL HIGHLIGHTS........................................    65
INTERESTED IN LEARNING MORE.................................    77

WELCOME
--------------------------------------------------------------------------------

This prospectus provides you with information you need to know before investing in the Series Company. Please read and retain this prospectus for future reference. Unless otherwise specified in this prospectus, the words "you" and "your" mean the participant. "VALIC" means The Variable Annuity Life Insurance Company, the investment adviser to the Series Company.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract or variable life policy (collectively, the "Contracts" and each a "Contract") with VALIC or one of its affiliates, or through a qualifying retirement plan (collectively, the "Plans" and each a "Plan"). For this purpose, Plans include qualifying employer-sponsored retirement plans and Individual Retirement Accounts ("IRAs"), under which the Funds may be offered without adversely affecting their availability under the Contracts.


All inquiries regarding this prospectus, or a Contract or Plan issued by VALIC should be directed, in writing, to VALIC Client Services, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-448-2542.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

The investment objective and strategies for each of the Funds in this prospectus are non-fundamental and may be changed by the Series Company's Board of Directors without investor approval. Investors will be given written notice in advance of any change to a Fund's investment objective.

From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund's investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objectives.

All investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

ASSET ALLOCATION FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT STRATEGY
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The sub-adviser buys and sells securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Fund tries to perform better than a blend of three market sectors measured by:

-  the Standard & Poor's ("S&P") 500(R) Index;

-  the Lehman Brothers Aggregate Bond Index; and

- the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Rate ("30 Day CD Rate")

An asset allocation model is used to help the sub-adviser decide how to allocate the Fund's assets. The model analyzes many factors that affect the performance of securities that comprise certain indices.

Based on the model, the sub-adviser will normally allocate the Fund's assets approximately according to the following market sectors:

Stocks (common stock, preferred stock and convertible
  preferred stock)                                         55%
Intermediate and long-term bonds                           35%
High quality money market securities                       10%

The Fund has established separate sub-objectives for investments in each of the three market sectors. Within the stock sector, the Fund seeks appreciation of capital by selecting stocks of primarily large capitalization companies that the sub-adviser believes may participate in the growth of the nation's economy. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.

As of May 31, 2005, the Fund's assets were invested as follows:

Stocks (common stock, preferred stock and convertible
  preferred stock)                                         56%
Intermediate and long-term bonds                           34%
High quality money market securities                       10%*

------------
* After taking the contract value of futures positions into consideration.

The Fund may invest up to 20% of net assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index.

INVESTMENT RISK

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Model Risk: The risk that the asset allocation model fails to produce the optimal allocation.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index, a blended index and the components of such blended index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            24.79%
1996                                            11.09%
1997                                            22.62%
1998                                            18.37%
1999                                            11.76%
2000                                            (2.50)%
2001                                            (4.21)%
2002                                            (9.36)%
2003                                            19.67%
2004                                             8.49%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 0.00%.

Best quarter:  11.29%, quarter ending June 30, 1997

Worst quarter:  -7.81%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index, a blended index and each of its components. The blended index consists of the S&P 500(R) Index (55%), the Lehman Brothers Aggregate Bond Index (35%) and the 30 Day CD Rate (10%), for the periods shown. The percentages of each index included in the blended index may differ from the percentages their respective asset classes represent in the Fund's investment portfolio.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004            1 YEAR    5 YEARS    10 YEARS
-----------------------            ------    -------    --------
The Fund                            8.49%      1.91%      9.47%
S&P 500(R) Index                   10.88%     -2.30%     12.07%
Blended Index                       7.62%      1.94%      9.98%
Lehman Bros. Agg. Bond Index        4.34%      7.71%      7.72%
30 Day CD Rate                      0.93%      2.19%      3.43%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value. The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

BLUE CHIP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Income is a secondary objective.

INVESTMENT STRATEGY
The Fund pursues long-term capital appreciation by normally investing at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. "Net assets" will take into account borrowing for investment purposes. These companies are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the technology sector. The sub-adviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The sub-adviser's investment approach reflects the belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the sub-adviser targets will have good prospects for dividend growth.

The Fund may also invest up to 20% of its total assets in foreign securities, which include non-dollar denominated securities traded outside of the U.S.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investment in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large and Medium Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Medium capitalization companies, which usually do not have as much financial strength as large capitalization companies, may not be able to do as well in difficult times.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or

BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------

heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (14.26)%
2002                                            (24.31)%
2003                                             29.47%
2004                                              8.94%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.53%.

Best quarter:  15.24%, quarter ending June 30, 2003

Worst quarter:  -16.91%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.
------------------------------------------------------------------

                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                  1 YEAR     (11/1/2000)
-----------------------                  ------   ---------------
The Fund                                  8.94%        -3.71%
S&P 500(R) Index                         10.88%        -2.33%
-----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

CAPITAL CONSERVATION FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

INVESTMENT STRATEGY
The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, the sub-adviser may use a small part of the Fund's assets to make some higher risk investments, as described herein.

The Fund invests at least 75% of the Fund's total assets, at the time of purchase, in investment-grade, intermediate- and long-term corporate bonds, as well as securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and high quality money market securities. Investment grade bonds are bonds that are rated at least Baa by Moody's Investor Services, Inc. or another rating organization. See the Statement of Additional Information for a detailed description of the ratings.

U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The Fund may acquire common stocks by conversion of income-bearing securities or by exercising warrants attached to income-bearing securities. The Fund may hold up to 10% of its assets, valued at the time of acquisition, in common stocks.

The Fund may invest up to 20% of total assets in lower quality domestic or U.S. dollar-denominated fixed income securities rated below Baa3 by Moody's Investor Services, Inc. and BBB- by Standard & Poor's Corporation. The Fund may invest up to 10% of net assets in credit default swaps. The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Lehman Brothers Aggregate Bond Index.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Lehman Brothers Aggregate Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             20.78%
1996                                              1.76%
1997                                              8.57%
1998                                              7.38%
1999                                             (0.42)%
2000                                              9.19%
2001                                              7.78%
2002                                              8.93%
2003                                              4.12%
2004                                              3.98%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 2.11%.

Best quarter:  6.91%, quarter ending June 30, 1995

Worst quarter:  -3.10%, quarter ending March 31, 1996

This table compares the Fund's average annual returns to the returns of the Lehman Brothers Aggregate Bond Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              3.98%    6.78%     7.07%
Lehman Bros. Agg. Bond Index          4.34%    7.71%     7.72%
----------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

CORE EQUITY FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
WM Advisors, Inc. ("WMA")
Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital through investment primarily in equity securities.

INVESTMENT STRATEGY
The Fund invests primarily in large-cap quality companies with long-term growth potential. Important characteristics of such companies include: a strong management team, a leadership position within an industry, a globally competitive focus, a strong balance sheet and a high return on equity. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in common stocks and related securities, including preferred stocks and convertible stocks. "Net assets" will take into account borrowing for investment purposes.

The investment strategy is a conservative, long-term approach which is a blend of top down sector analysis and bottom up security selection.

- Top Down Sector Analysis. The sub-advisers analyze the macroeconomic and investment environment, including an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through top down analysis, the sub-adviser anticipates trends and changes in markets in the economy as a whole and identifies industries and sectors that are expected to outperform.

- Bottom Up Security Selection. Bottom up security selection consists of the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its management, business environment, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-advisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund's returns reflect investment management fees and other Fund expenses.

CORE EQUITY FUND
--------------------------------------------------------------------------------

Prior to September 1, 1999, the Fund was sub-advised by T. Rowe Price Associates, Inc. Wellington Management assumed sub-advisory duties September 1, 1999. WMA was added as a co-sub-adviser effective January 1, 2002.

                                  (BAR CHART)

1995                                             47.86%
1996                                             19.37%
1997                                             21.00%
1998                                             18.14%
1999                                              7.39%
2000                                             (6.29)%
2001                                            (15.27)%
2002                                            (22.13)%
2003                                             26.79%
2004                                              8.04%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -0.02%.

Best quarter:  27.67%, quarter ending December 31, 1998

Worst quarter:  -20.82%, quarter ending September 30, 1998

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              8.04%   -3.27%      8.66%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

GOVERNMENT SECURITIES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT STRATEGY
The Fund invests at least 80% of net assets in intermediate and long-term U.S. Government and government sponsored debt securities. "Net assets" will take into account borrowing for investment purposes. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The Fund may also invest in asset-backed securities, high quality corporate debt securities and high quality domestic money market securities. The Fund may also invest up to 20% of its net assets in high quality foreign investments payable in U.S. dollars. All percentages are calculated at the time of purchase. The Fund may invest up to 5% of net assets in credit default swaps.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Lehman Brothers Government Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            17.48%
1996                                             1.91%
1997                                             8.91%
1998                                             8.96%
1999                                            (2.78)%
2000                                            12.90%
2001                                             6.78%
2002                                            12.03%
2003                                             1.15%
2004                                             3.44%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 2.85%.

Best quarter:  6.54%, quarter ending September 30, 2002

Worst quarter:  -2.90%, quarter ending June 30, 2004

This table compares the Fund's average annual returns to the returns of the Lehman Brothers Government Bond Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                              3.44%    7.16%     6.92%
Lehman Bros. Govt. Bond Index         3.48%    7.48%     7.46%
----------------------------------------------------------------

The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

GROWTH & INCOME FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT STRATEGY
The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We use a top-down, highly disciplined investment process. A universe of potential investment candidates is developed and then tested through various filters to determine the appropriate mix for achieving the desired returns while limiting variation relative to the market. The portfolio will usually consist of a diversified selection of large capitalization stocks with a tendency toward lower price/earnings multiples.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities, bonds, preferred stocks, convertible stocks and warrants.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the Adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to February 22, 1999, the Fund was sub-advised by Value Line, Inc. VALIC assumed management of the Fund effective February 22, 1999. SAAMCo assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             31.86%
1996                                             23.32%
1997                                             23.83%
1998                                             14.56%
1999                                             22.83%
2000                                            (10.86)%
2001                                            (10.08)%
2002                                            (21.52)%
2003                                             22.66%
2004                                             10.72%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.09%.

Best quarter:  23.67%, quarter ending December 31, 1998

Worst quarter:  -15.68%, quarter ending September 30, 1998

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.72%   -3.10%      9.24%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

HEALTH SCIENCES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The Fund pursues long-term capital appreciation by normally investing at least 80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). "Net assets" will take into account borrowing for investment purposes. While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and medium-capitalization companies.

The Fund's sub-adviser divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the sub-adviser sees within each area and the outlook for the overall health sciences sector.

The Fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investment in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of any one company could impact a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: Since this Fund is concentrated in the health services industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. Developments that could adversely affect the Fund's share price include:

-  increased competition within the health care industry;

-  changes in legislation or government regulations;

-  reductions in government funding;

-  product liability or other litigation;

-  the obsolescence of popular products; and

-  changes in investor perception regarding the sector.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than that of U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Large and Medium Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Medium capitalization companies, which usually do not have as much financial strength as large capitalization companies, may not be able to do as well in difficult times.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each security on the Fund's performance is greater.

Other Stock Risks: Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk: Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history) that may not have established products or more experienced management.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and S&P 500 Healthcare Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (8.18)%
2002                                           (27.64)%
2003                                            36.99%
2004                                            15.39%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -2.89%.

Best quarter:  20.84%, quarter ending June 30, 2001

Worst quarter:  -24.27%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and S&P 500 Healthcare Index for the periods shown.
------------------------------------------------------------------

                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR      (11/1/2000)
-----------------------                 ------    ---------------
The Fund                                15.39%          1.24%
S&P 500(R) Index                        10.88%         -2.33%
S&P 500 Healthcare Index                 1.68%         -2.60%
-----------------------------------------------------------------

Effective September 19, 2005, the S&P Healthcare Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The S&P Global Industry Classification Standard Health Care Sector

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second regroups companies primarily involved in the research, development, production and marketing or pharmaceuticals and biotechnology products.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

INCOME & GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American Century Investment Management, Inc. ("American Century")

INVESTMENT OBJECTIVE
The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

INVESTMENT STRATEGY
The Fund's sub-adviser utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the sub-adviser ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the sub-adviser uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the sub-adviser uses, the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the sub-adviser uses a technique called portfolio optimization. In portfolio optimization, the sub-adviser uses a computer to build a portfolio of stocks from the ranking described above, that the sub-adviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the Fund that will be greater than that of the S&P 500(R) Index.

The sub-adviser does not attempt to time the market. Instead, under normal market conditions, the sub-adviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the sub-adviser believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity equivalent securities, foreign securities, short-term securities and non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risks of these types of investments.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investment in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Index Risk: The Fund is managed to an Index, the S&P 500(R) Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

INCOME & GROWTH FUND
--------------------------------------------------------------------------------



Price Volatility Risk: The value of the Fund's shares may fluctuate significantly in the short term.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

                                  (BAR CHART)

2001                                            (8.37)%
2002                                           (19.58)%
2003                                            29.21%
2004                                            12.81%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 0.36%.

Best quarter:  16.25%, quarter ending June 30, 2003

Worst quarter:  -17.09%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                12.81%        1.25%
S&P 500(R) Index                        10.88%       -0.77%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

INFLATION PROTECTED FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks maximum real return, consistent with appreciation of capital and prudent investment management. "Real return" equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure.

INVESTMENT STRATEGY
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations. "Net assets" will take into account borrowing for investment purposes.

Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security's principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers ("CPI-U") with respect to domestic issuers. Inflation-indexed fixed income securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds ("TIPS"), even during a period of deflation. However, the current market value of the fixed income security is not guaranteed, and will fluctuate. Inflation-indexed fixed income securities, other than TIPS, may not provide a similar guarantee and are supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed fixed income securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.

The Fund's share price and total return may fluctuate within a wide range, similar to the fluctuations of the overall fixed income securities market. The value of inflation-indexed fixed income securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed fixed income securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed fixed income securities.

The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody's Investors Service, Inc. or BBB- or higher by Standard & Poors Ratings Services, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated C or higher by Moody's or CC or higher by S&P or, if unrated, determined by the sub-adviser to be of comparable quality at the time of investment. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities provided such investments in derivative instruments are consistent with the Fund's investment policy. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. You may also lose money if the strategy does not accomplish its investment goals. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving possible increases in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. In the event a bond is called, the Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

Derivatives Risk: Investment in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets.

Liquidity Risk: The market for inflation protected fixed income securities is relatively new and is still developing. For this reason, the market may at times, have relatively low trading volume, which could result in lower liquidity and increased volatility.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities. When interest rates rise, the value of fixed income securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Mortgage Risk: Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Fund paid.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each security on the Fund's performance is greater.

Non-Mortgage Asset-Backed Securities Risk: Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivable may be insufficient to support the payments on the securities.

Risks of Indexing Methodology: There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the Untied States. If the market perceives that the adjustment mechanism of an inflation-indexed security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities, commonly referred to as junk bonds, that are regarded as predominantly speculative with respect to an issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information is not available, since this is a new Fund. The Fund's inception date was December 20, 2004.

INTERNATIONAL EQUITIES FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index ("EAFE Index").

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. The EAFE Index generally includes stock of large capitalization companies. Since it may not be possible for this Fund to buy every stock included in this index or in the same proportions, the sub-adviser buys as many stocks as are needed to closely track the performance of the EAFE Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the EAFE Index. "Net assets" will take into account borrowing for investment purposes. It may invest up to 20% of net assets in other investments that are not in the EAFE Index, such as foreign equity and related securities, including common stocks, convertible stocks, preferred stocks and warrants. The Fund may invest up to 33 1/3% of total assets in futures and options, including covered put and call options on foreign currencies, listed and unlisted put and call options on currency futures, and listed and unlisted foreign currency contracts. All percentages are calculated as of the time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Index Risk: The Fund is managed to an Index as noted above. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the EAFE Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.


                         (BAR CHART)

1995                                             10.78%
1996                                              6.81%
1997                                              2.19%
1998                                             18.76%
1999                                             29.19%
2000                                            (17.30)%
2001                                            (21.97)%
2002                                            (18.79)%
2003                                             29.64%
2004                                             17.86%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.26%.

Best quarter:  21.36%, quarter ending December 31, 1998

Worst quarter:  -20.63%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the EAFE Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             17.86%   -4.35%     4.04%
EAFE Index                           20.25%   -1.13%     5.62%
----------------------------------------------------------------

The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.

INVESTMENT STRATEGY
The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency.

Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. "Net assets" will take into account borrowing for investment purposes. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities. Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions. Additionally, the Fund may hedge currency, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. Futures and options include covered put and call options on foreign currencies, listed put and call options on currencies, and listed and unlisted foreign currency futures contracts. All percentages are calculated as of the time of purchase.

The Fund will use a blend of the JP Morgan Government Bond Index Plus and the JP Morgan Emerging Markets Bond Index Plus as a guide for choosing countries in which to invest. The Fund may invest in securities in other countries, provided that the securities are payable in currencies included in the blended benchmark.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. in the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Lower Rated Fixed Income Securities Risk: A portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed income securities involves significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including

INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each such security on the Fund's performance is greater.

Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of its benchmark index as well as the components of such benchmark, the JPMorgan Government Bond Index Plus and the JPMorgan Emerging Markets Bond Index Plus. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                             18.81%
1996                                              4.40%
1997                                             (4.84)%
1998                                             17.10%
1999                                             (5.95)%
2000                                             (3.86)%
2001                                             (1.88)%
2002                                             17.38%
2003                                             19.41%
2004                                             10.64%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.17%.

Best quarter:  13.39%, quarter ending March 31, 1995

Worst quarter:  -5.92%, quarter ending March 31, 1997

This table compares the Fund's average annual returns to the returns of the blended index and each of its components. The blended index consists of the JP Morgan Government Bond Index Plus (GBI+) (70%) and the JP Morgan Emerging Markets Bond Index Plus (EMBI+) (30%).

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.64%    7.91%      6.64%
GBI+                                 10.80%    9.28%      8.07%
EMBI+                                11.77%   13.55%     15.06%
Blended Index                        11.14%   10.70%     10.48%
----------------------------------------------------------------

GBI+ measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues. EMBI+ tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets instruments.

INTERNATIONAL GROWTH I FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
American Century Global Investment Management, Inc.   ("American Century")
A I M Capital Management, Inc. ("AIM")
Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE
The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

INVESTMENT STRATEGIES
Each of the Fund's sub-advisers uses a proprietary investment strategy that they developed to invest in stocks of companies that they believe will increase in value over time. Each sub-adviser's investment strategy uses a bottom-up approach to stock selection. This means that the sub-advisers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. The Fund will usually purchase equity securities of foreign companies. Equity securities include common stock, preferred stock and equity equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

Generally, their strategy is to find companies with earnings and revenue growth. Ideally, the sub-advisers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the sub-advisers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the sub-adviser also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The sub-advisers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. The Fund may also invest a portion of its assets in forward currency exchange contracts, short-term securities, non-leveraged futures and option contracts, notes, bonds and other debt securities of companies, and obligations of foreign governments and their agencies, or other similar securities.

Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid, while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the sub-advisers cannot leverage the Fund's assets by investing in a derivative security if it would be possible for the Fund to lose more money than it invested.

In determining whether a company is foreign, the sub-advisers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The Fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund's assets will be invested primarily in at least three developed countries (excluding the United States).

The Fund may also invest up to 20% of its net assets in the securities of emerging market (non-developed) countries. Securities of issuers in emerging market countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries. An emerging market is a market within a country in its initial stages of its industrial cycle and may have less stable social, political and/or economic conditions.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets growth it will be able to experience significant improvement in performance by investing in IPOs. The Fund's investments may include securities traded in the over-the-counter markets.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and corresponding greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains of losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Fund's portfolio turnover rate for each of the last five years.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the market of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Geographic Concentration Risk: The Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Over-the-Counter Risk: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

Price Volatility Risk: The value of the Fund's shares may fluctuate significantly in the short term.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East ("EAFE") Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

As of June 20, 2005, AIM and MFS became sub-advisers to the Fund. American Century manages approximately 50% of the Fund's assets and AIM and MFS each manage approximately 25% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time-to-time.


                         (BAR CHART)

2001                                           (26.03)%
2002                                           (18.28)%
2003                                           25.42%
2004                                           15.61%

---------------

For the year-to-date through June 30, 2005, the Funds return was -1.70%.

Best quarter:  16.07%, quarter ending June 30, 2003

Worst quarter:  -18.92%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the EAFE Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                15.61%       -3.39%
EAFE Index                              20.25%        2.59%
----------------------------------------------------------------

The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY
The Fund pursues long-term growth by normally investing at least 80% of its net assets in common stocks of well-established, high-quality growth companies. "Net assets" will take into account borrowing for investment purposes. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The Fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country. All percentages are calculated as of the time of purchase.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Sector Risk: Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and Russell 1000(R) Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, Founders Asset Management LLC was the sub-adviser of the Fund. SAAMCo assumed sub-advisory duties effective January 1, 2002.

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                  (BAR CHART)

2001                                         (23.19)%
2002                                         (28.13)%
2003                                           26.09%
2004                                            5.29%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -3.14%.

Best quarter:  13.51%, quarter ending December 31, 2001

Worst quarter:  -21.74%, quarter ending March 31, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and Russell 1000(R) Growth Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                 5.29%       -9.81%
S&P 500(R) Index                        10.88%       -0.77%
Russell 1000(R) Growth Index             6.30%       -8.27%
----------------------------------------------------------------

Effective September 19, 2005, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

MID CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

Because the companies whose stocks are owned by the Fund are medium sized, they have more potential to grow than large-cap stocks, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Under normal circumstances, at least 80% of the Fund's net assets are invested in stocks that are in the Index. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% of total assets in futures and options, and up to 20% of net assets in investments that are not in the Index, including common stock and related securities, high quality money market securities, and illiquid securities. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. One reason why the performance of the Fund will not match the index exactly is that an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Medium Capitalization Company Risk: The risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times.

MID CAP INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P MidCap 400(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. From October 1, 1999, to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties of the Fund effective January 1, 2002.

                                  (BAR CHART)

1995                                             30.53%
1996                                             18.78%
1997                                             31.76%
1998                                             18.99%
1999                                             14.92%
2000                                             16.58%
2001                                             (0.94)%
2002                                             (14.90)%
2003                                             35.12%
2004                                             16.05%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 3.69%.

Best quarter:  28.22%, quarter ending December 31, 1998

Worst quarter:  -16.63%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P MidCap 400(R) Index for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             16.05%    9.03%     15.72%
S&P MidCap 400(R) Index              16.48%    9.54%     16.10%
----------------------------------------------------------------

The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

"Standard & Poor's(R)," "S&P(R)," and "S&P MidCap 400(R)" are trademarks of S&P. The MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

MONEY MARKET I FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG SunAmerica Asset Management Corp. ("SAAMCo")

INVESTMENT OBJECTIVE
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

-  Commercial paper sold by corporations and finance companies

-  Corporate debt obligations with remaining maturities of 13 months or less

-  Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

-  Asset-backed securities

-  Loan participations

-  Adjustable rate securities

-  Variable rate demand notes

-  Illiquid securities (limited to 10% of the Fund's net assets)

INVESTMENT RISK
Because of the following principal risks the value of your investment may fluctuate and you could lose money:

-  The rate of income varies daily depending on short-term interest rates

- A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline

- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of 30 Day Certificate of Deposit Primary Offering Rate by New York City Banks ("30 Day CD Rate"). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. SAAMCo assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                              5.55%
1996                                              5.01%
1997                                              5.18%
1998                                              5.15%
1999                                              4.75%
2000                                              5.99%
2001                                              3.68%
2002                                              1.25%
2003                                              0.60%
2004                                              0.80%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 1.07%.

Best quarter:  1.54%, quarter ending December 31, 2000

Worst quarter:  0.12%, quarter ending March 31, 2004

This table compares the Fund's average annual returns to the returns of the 30 Day CD Rate for the periods shown.

----------------------------------------------------------------
AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             0.80%     2.44%     3.78%
30 Day CD Rate                       0.93%     2.19%     3.43%
----------------------------------------------------------------

NASDAQ-100(R) INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund invests in stocks that are included in the Index. The Index was established in January 1985. It represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The sub-adviser invests, under normal circumstances, at least 80% of the Fund's net assets in companies that are listed in the Index. "Net assets" will take into account borrowing for investment purposes. The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of that one company impacts a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: The Fund's investments are concentrated in the technology sector, as is the Index. The technology sector changes rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment and to changes in investor perceptions regarding a sector. Because the Index may invest relatively more assets in certain industry sectors than others (such as technology), the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Index.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Index is a modified capitalization weighted index, which means that it purchases stocks in proportion to their total market capitalizations (overall market value), with some modifications. The modifications are to provide enhanced diversification, but could also mean that securities offered by larger companies may be purchased in larger proportions. Thus, poor performance of the largest companies could result in negative performance for both the Index and the Fund. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Non-Diversification Risk: The Fund is considered a non-diversified investment company because it may invest a larger portion of its assets in the stock of a single company than a diversified company, and thus can concentrate in a smaller number of securities. A non-diversified company's risk may increase because the effect of each such security on the Fund's performance is greater.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Nasdaq-100(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, American General Investment Management, L.P. was the sub-adviser of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

2001                                            (32.48)%
2002                                            (38.26)%
2003                                             49.28%
2004                                             10.05%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -8.10%.

Best quarter:  35.45%, quarter ending December 31, 2001

Worst quarter:  -36.17%, quarter ending September 30, 2001

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual returns to the returns of the Nasdaq-100(R) Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR     (10/1/2000)
-----------------------                 ------   ---------------
The Fund                                10.05%       -16.95%
Nasdaq-100(R) Index                     10.75%       -16.82%
----------------------------------------------------------------

The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization) as discussed in Investment Strategy above.

More about the Nasdaq-100(R) Index: To be eligible for the Index, a domestic security must have a minimum average daily trading volume of at least 100,000 shares, and must have been listed for one to two years. If the security is a foreign security, then the company must have a world market value of $10 billion or more, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. Nasdaq reviews and adjusts the Index on a quarterly basis to ensure that certain pre-established weight distribution and diversification guidelines are met. This will also help to limit the domination of the Index by a few very large common stocks.

The Fund is not sponsored, endorsed, sold or promoted by the Nasdaq Stock Market Inc. (including its affiliates) (Nasdaq(R), with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100(R) Index to track general stock market performance. The Corporations' only relationship to the Series Company (Licensee) is the licensing of the Nasdaq-100(R), Nasdaq-100(R) Index, and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100(R) Index which is determined, composed and calculated by Nasdaq(R) without regard to Licensee or the Fund. Nasdaq(R) has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100(R) Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED HEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SCIENCE & TECHNOLOGY FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
RCM Capital Management LLC ("RCM")
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology. "Net assets" will take into account borrowing for investment purposes. Some of the industries likely to be included in the portfolio are:

- electronics, including hardware, software, and components;

- communications;

- e-commerce (companies doing business through the Internet);

- information services;

- media;

- life sciences and health care;

- environmental services;

- chemicals and synthetic materials;

- defense and aerospace;

- nanotechnology;

- energy equipment and services; and

- electronic manufacturing services.

Stock selection generally reflects a growth approach based on intensive research that assesses a company's fundamental prospects for above-average earnings. Holdings can range from small, unseasoned companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings ("IPOs"), and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 20% of its total assets in companies organized or headquartered in emerging market countries, but no more than 15% of its total assets may be invested in any one emerging market country. All percentages are calculated as of the time of purchase.

The Fund has the ability to invest in short positions of exchange traded funds ("ETFs") and in short positions of individual securities, in aggregate, up to 10% of total assets.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: The Fund's investments are concentrated in the science and technology industries. These sectors change rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment and changes in investor perceptions regarding a sector.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history and newly public companies) that may not have established products or more experienced management.

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and S&P 500 Information Technology. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

RCM assumed co-sub-advisory duties effective September 19, 2005.

                                  (BAR CHART)

1995                                            61.66%
1996                                            13.81%
1997                                             2.61%
1998                                            42.13%
1999                                           100.95%
2000                                           (34.13)%
2001                                           (41.18)%
2002                                           (40.21)%
2003                                            51.47%
2004                                             0.79%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -3.59%.

Best quarter:  48.04%, quarter ending December 31, 1998

Worst quarter:  -40.15%, quarter ending September 30, 2001

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and S&P 500 Information Technology for the periods shown.

----------------------------------------------------------------
                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004       1 YEAR   5 YEARS     (4/29/1994)
-----------------------       ------   -------   ---------------
The Fund                       0.79%   -18.77%        6.67%
S&P 500(R) Index              10.88%    -2.30%       12.07%
S&P 500 Information
  Technology                   2.56%   -16.17%       13.02%
----------------------------------------------------------------

Effective September 19, 2005, the S&P 500 Information Technology Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The S&P Global Industry Classification Standard Information Technology Sector covers the following general areas: firstly, Technology Software & Services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

information technology consulting and services, as well as data processing and outsourced services; secondly, Technology Hardware & Equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, Semiconductors & Semiconductor Equipment Manufacturers.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

SMALL CAP FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISERS
American Century Investment Management, Inc. ("American Century")
Franklin Portfolio Associates, LLC ("Franklin Portfolio")
T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies.

INVESTMENT STRATEGY
The Fund normally invests at least 80% of net assets in stocks of small companies. "Net assets" will take into account borrowing for investment purposes. A company is considered a "small" company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000(R) Index or the S&P SmallCap 600(R) Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000(R) and S&P SmallCap 600(R) Indices are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000(R) and S&P SmallCap 600(R) Indices are subject to change. If the companies in which the Fund invests are successful, these companies may grow into medium- and large-cap companies. The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation.

Stock selection may reflect a growth or a value investment approach or a combination of both. For example, if a company's price/earnings ratio is attractive relative to the underlying earnings growth rate, it would be classified as a growth stock. A value stock is one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The portfolio investments are expected to be widely diversified by industry and company. The Fund may also purchase up to 30% of total assets in foreign securities, although it will normally invest in common stocks of U.S.-based companies. The Fund may also purchase futures and options, in keeping with Fund objectives.

In pursuing its investment objective, each of the Fund's sub-advisers has the discretion to purchase securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when a sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities. All percentages are calculated as of the time of purchase.

T. Rowe Price, American Century and Franklin Portfolio each manage a portion of the assets of the Fund.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Investment Style Risk: In general, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this Fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.

IPO Risk: A Fund's purchase of shares issued as part of, or a short period after, companies' IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: As with all equity funds the Fund's share price can fall because of weakness in the broad market, a particular

SMALL CAP FUND
--------------------------------------------------------------------------------

industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Small Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies, because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Russell 2000(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund's returns reflect investment management fees and other Fund expenses.

Prior to June 21, 2004, Founders Asset Management, LLC was a co-sub-adviser of the Fund. American Century and Franklin Portfolio assumed sub-advisory duties effective June 21, 2004.

                                  (BAR CHART)

2001                                            (5.01)%
2002                                            (23.38)%
2003                                            36.39%
2004                                            19.01%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -0.18%.

Best quarter:  22.61%, quarter ending December 31, 2001

Worst quarter:  -21.46%, quarter ending September 30, 2001

This table compares the Fund's average annual returns to the returns of the aforementioned indices for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/11/2000)
-----------------------                 ------   ---------------
The Fund                                19.01%        3.12%
Russell 2000(R) Index                   18.33%        9.30%
----------------------------------------------------------------

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 24, 2005, the average market capitalization was approximately $664.9 million. The largest company had an approximate market capitalization of $1.8 billion.

SMALL CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

An index fund holding a large sampling of the 2,000 stocks in the Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future. Because the companies whose stocks the Fund owns are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow than large- or mid-cap stocks. This means their stock value may offer greater potential for appreciation.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index, and up to 20% in investments that are not part of the Index, including common stock, related securities, illiquid securities, and high quality money market securities. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% in futures and options. All percentages are calculated as of the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Small Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies, because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the Russell 2000(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. VALIC assumed management of the Fund October 1, 1999. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            27.66%
1996                                            16.72%
1997                                            22.39%
1998                                            (1.93)%
1999                                            21.29%
2000                                            (3.38)%
2001                                             2.00%
2002                                           (20.82)%
2003                                            46.46%
2004                                            17.89%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.38%.

Best quarter:  23.21%, quarter ending June 30, 2003

Worst quarter:  -21.41%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the Russell 2000(R) Index for the periods shown.

------------------------------------------------------------------
AS OF DECEMBER 31, 2004               1 YEAR    5 YEARS   10 YEARS
-----------------------               ------    -------   --------
The Fund                              17.89%     6.14%     11.32%
Russell 2000(R) Index                 18.33%     6.61%     11.54%
------------------------------------------------------------------

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 24, 2005, the average market capitalization was approximately $665 million. The largest company had an approximate market capitalization of $1.8 billion.

The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

SOCIAL AWARENESS FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund will typically invest in stocks of large capitalization companies.

The Fund does not invest in companies that are significantly engaged:

-  in the production of nuclear energy;

-  in the manufacture of military weapons or delivery systems;

-  in the manufacture of alcoholic beverages or tobacco products;

-  in the operation of gambling casinos;

- in business practices or the production of products with respect to environmental performance, restricting the bottom 3% of performers with fines, superfund, emissions and spills evenly weighted and/or across each industry code, restricting the bottom 10% of performers with fines weighed 33%, emissions 34% and spills 33% (superfund, not included);

- in labor relations/labor disputes or included currently on the AFL-CIO boycott list and subject to a significant work stoppage or strike in the last six months; or

- in significant workplace violations, including incidents where EEOC has issued a letter citing the potential for workplace discrimination.

INVESTMENT STRATEGY
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of U.S. companies meeting the Fund's social criteria. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 20% of net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock, convertible securities, and high quality money market securities and warrants. All percentages are calculated at the time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since the Fund's definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to January 1, 2002, VALIC was the manager of the Fund. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            38.96%
1996                                            23.99%
1997                                            33.85%
1998                                            27.30%
1999                                            18.64%
2000                                           (10.37)%
2001                                           (11.38)%
2002                                           (23.44)%
2003                                            28.45%
2004                                            10.59%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.16%.

Best quarter:  21.20%, quarter ending December 31, 1998

Worst quarter:  -17.06%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

------------------------------------------------------------------

AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.59%   -2.88%     11.65%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

STOCK INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AIG Global Investment Corp. ("AIGGIC")

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index (the "Index").

INVESTMENT STRATEGY
The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

This Index Fund may help to avoid the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index, and up to 20% in investments that are not in the Index, including common stock and related securities, and high quality money market securities. "Net assets" will take into account borrowing for investment purposes. The Fund may invest up to 33 1/3% in futures and options. All percentages are calculated at the time of purchase.

Generally, an index fund tries to track the target index and its performance. The performance of the Fund will not match the index exactly, though, because an index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good.

The tracking differences are reviewed periodically by the sub-adviser. If an index fund does not accurately track an index, the sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Index Risk: The Fund is managed to an Index, the Index. Therefore, the Fund's performance will be closely tied to the Index. If the Index goes down, it is likely that the Fund's performance will also go down. The Fund will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its Index, even if there are adverse developments concerning a particular security, company or industry.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

STOCK INDEX FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to October 1, 1999, the Fund was sub-advised by Bankers Trust Company. VALIC assumed management of the Fund October 1, 1999. AIGGIC assumed sub-advisory duties effective January 1, 2002.

                                  (BAR CHART)

1995                                            37.31%
1996                                            22.74%
1997                                            33.10%
1998                                            28.43%
1999                                            20.57%
2000                                            (9.35)%
2001                                           (12.20)%
2002                                           (22.43)%
2003                                            28.20%
2004                                            10.51%

---------------

For the year-to-date through June 30, 2005, the Fund's return was -1.00%.

Best quarter:  21.21%, quarter ending December 31, 1998

Worst quarter:  -17.39%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index for the periods shown.

------------------------------------------------------------------

AS OF DECEMBER 31, 2004              1 YEAR   5 YEARS   10 YEARS
-----------------------              ------   -------   --------
The Fund                             10.51%   -2.64%     11.75%
S&P 500(R) Index                     10.88%   -2.30%     12.07%
----------------------------------------------------------------

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

"Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)," are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
OppenheimerFunds, Inc. ("Oppenheimer")

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that the sub-adviser believes are currently undervalued by the market. The sub-adviser looks for companies undergoing positive change, though these companies may have experienced adverse business developments. If the sub-adviser is correct and other investors recognize the value of the company, the price of the stock may rise.

The sub-adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. In addition to the common stocks described above, the Fund may invest in preferred stocks, convertible securities and debt instruments, securities of foreign issuers (up to 25%) and exchange traded funds.

The Fund may engage in transactions involving derivatives, such as futures, options, warrants, and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else. The sub-adviser may use derivatives both for hedging and non-hedging purposes.

INVESTMENT RISK
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Market Risk: As with all equity funds, the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Value Style Risk: Companies the sub-adviser believes are undergoing positive change and whose stock is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the sub-adviser's assessment of a company's prospectus is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

VALUE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with the performance of the S&P 500(R) Index and Russell 1000 Value Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund's annual returns for the calendar years since inception. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

Prior to June 21, 2004, Putnam Investment Management, LLC was the sub-adviser to the Fund. Oppenheimer assumed sub-advisory duties effective June 21, 2004.

                                  (BAR CHART)

2002                                            (19.57)%
2003                                             25.98%
2004                                             16.30%

---------------

For the year-to-date through June 30, 2005, the Fund's return was 1.79%.

Best quarter:  17.65%, quarter ending June 30, 2003

Worst quarter:  -18.19%, quarter ending September 30, 2002

This table compares the Fund's average annual returns to the returns of the S&P 500(R) Index and the Russell 1000(R) Value Index for the periods shown.
------------------------------------------------------------------

                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2004                 1 YEAR    (12/31/2001)
-----------------------                 ------   ---------------
The Fund                                16.30%        5.62%
S&P 500(R) Index                        10.88%        3.58%
Russell 1000 Value Index                16.49%        8.57%
----------------------------------------------------------------

Effective September 19, 2005, the Russell 1000 Value Index replaced the S&P 500 Index as the Fund's benchmark because it is more representative of the Fund's investment strategy. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

EXPENSE SUMMARY
--------------------------------------------------------------------------------
The table below describes the fees and expenses you may pay if you remain invested in a Fund. A Fund's annual operating expenses do not reflect the separate account fees charged in the Contracts or administrative fees for the Plans in which the Fund is offered. Please see your Contract prospectus or Plan document for more details on such fees.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR ACCOUNT): Not applicable

Each Fund has no sales charges, redemption or surrender fees, exchange fees or account fees. Those kinds of fees may be imposed on you by the Contract or Plan. Such sales charges and other expenses are described in the Contract prospectus or Plan document.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                               ASSET      BLUE CHIP     CAPITAL          CORE       GOVERNMENT   GROWTH &     HEALTH    INCOME &
                             ALLOCATION   GROWTH(1)   CONSERVATION   EQUITY(1)(3)   SECURITIES   INCOME(1)   SCIENCES   GROWTH(1)
                             ----------   ---------   ------------   ------------   ----------   ---------   --------   ---------
Management Fees............    0.50%        0.80%        0.50%           0.77%        0.50%        0.75%      1.00%       0.77%
Other Expenses.............    0.15%        0.30%        0.20%           0.13%        0.16%        0.15%      0.17%       0.14%
Total Fund Operating
  Expenses.................    0.65%        1.10%        0.70%           0.90%        0.66%        0.90%      1.17%       0.91%
Expense Reimbursement......    0.00%        0.00%        0.00%           0.05%        0.00%        0.05%      0.00%       0.08%
Net Expenses...............    0.65%        1.10%(2)     0.70%           0.85%(2)     0.66%        0.85%      1.17%(2)    0.83%

                                                                   INTERNATIONAL
                                     INFLATION     INTERNATIONAL    GOVERNMENT     INTERNATIONAL     LARGE CAP     MID CAP
                                    PROTECTED(1)     EQUITIES          BOND        GROWTH I(1)(3)   GROWTH(1)(3)    INDEX
                                    ------------   -------------   -------------   --------------   ------------   -------
Management Fees...................     0.50%           0.35%           0.50%           0.93%            0.87%       0.28%
Other Expenses....................     1.77%           0.32%           0.19%           0.33%            0.13%       0.12%
Total Fund Operating Expenses.....     2.27%           0.67%           0.69%           1.26%            1.00%       0.40%
Expense Reimbursement.............     1.62%           0.00%           0.00%           0.25%            0.10%       0.00%
Net Expenses......................     0.65%           0.67%           0.69%           1.01%            0.90%       0.40%


                                        MONEY
                                    MARKET I(1)(3)
                                    --------------
Management Fees...................       0.50%
Other Expenses....................       0.11%
Total Fund Operating Expenses.....       0.61%
Expense Reimbursement.............       0.06%
Net Expenses......................       0.55%

                                       NASDAQ-
                                       100(R)         SCIENCE &        SMALL      SMALL CAP     SOCIAL      STOCK
                                        INDEX       TECHNOLOGY(3)    CAP(1)(3)      INDEX      AWARENESS    INDEX     VALUE(1)
                                     -----------    -------------    ---------    ---------    ---------    -----     --------
Management Fees....................     0.40%           0.87%          0.89%        0.33%        0.50%      0.26%      0.78%
Other Expenses.....................     0.25%           0.13%          0.15%        0.13%        0.13%      0.12%      0.61%
Total Fund Operating Expenses......     0.65%           1.00%          1.04%        0.46%        0.63%      0.38%      1.39%
Expense Reimbursement..............     0.00%           0.00%          0.09%        0.00%        0.00%      0.00%      0.09%
Net Expenses.......................     0.65%           1.00%(2)       0.95%        0.46%        0.63%      0.38%      1.30%

---------------

(1) VALIC will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses before expense reimbursement be higher than the net expense ratio. VALIC may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue through September 30, 2006, subject to the termination by the Board of Directors, including a majority of the Independent Directors.

(2) Through a commission recapture program a portion of the Funds' expenses have been reduced. "Other Expenses" does not take into account this expense reduction and are therefore higher than the actual expenses of the series. Had the expense reductions been taken into account, "Net Expenses" would be 1.09%, 0.84%, 1.16% and 1.02% for the Blue Chip Growth Fund, the Core Equity Fund, the Health Sciences Fund and the Science & Technology Fund, respectively.

(3) The Fund's Management Fees were reduced effective October 1, 2005. Prior to October 1, 2005, the Annual Fund Operating Expenses for the Funds were as follows:

                                                   CORE    INTERNATIONAL   SCIENCE &    SMALL
                                                  EQUITY     GROWTH I      TECHNOLOGY    CAP
                                                  ------   -------------   ----------   -----
Management Fees.................................  0.80%        0.96%         0.90%      0.90%
Other Expenses..................................  0.13%        0.33%         0.13%      0.15%
Total Fund Expenses.............................  0.93%        1.29%         1.03%      1.05%
Expense Reimbursement...........................  0.08%        0.28%         0.00%      0.10%
Net Expenses....................................  0.85%        1.01%         1.03%      0.95%

   The Fund's expense limitation was reduced effective October 1, 2005. Prior to October 1, 2005, the Fund's net expenses were as follows: Large Cap Growth, 0.96%; and Money Market I, 0.56%.

--------------------------------------------------------------------------------

   EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include waivers and reimbursements for year one where applicable. The Example does not reflect charges imposed by the Contract or Plan, and if those charges were included, the expenses would have been higher than those shown below. See the Contract prospectus or Plan document for information on such charges. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
Asset Allocation............................................   $ 66      $208      $  362      $  810
Blue Chip Growth............................................   $112      $350      $  606      $1,340
Capital Conservation........................................   $ 72      $224      $  390      $  871
Core Equity.................................................   $ 87      $282      $  494      $1,103
Government Securities.......................................   $ 67      $211      $  368      $  822
Growth & Income.............................................   $ 87      $282      $  494      $1,103
Health Sciences.............................................   $119      $372      $  644      $1,420
Income & Growth.............................................   $ 85      $282      $  496      $1,112
Inflation Protected.........................................   $ 66      $553      $1,067      $2,479
International Equities......................................   $ 68      $214      $  373      $  835
International Government Bond...............................   $ 70      $221      $  384      $  859
International Growth I......................................   $103      $375      $  668      $1,501
Large Cap Growth............................................   $ 92      $308      $  543      $1,216
Mid Cap Index...............................................   $ 41      $128      $  224      $  505
Money Market I..............................................   $ 56      $189      $  334      $  756
Nasdaq-100(R) Index.........................................   $ 66      $208      $  362      $  810
Science & Technology........................................   $102      $318      $  552      $1,225
Small Cap...................................................   $ 97      $322      $  565      $1,263
Small Cap Index.............................................   $ 47      $148      $  258      $  579
Social Awareness............................................   $ 64      $202      $  351      $  786
Stock Index.................................................   $ 39      $122      $  213      $  480
Value.......................................................   $132      $431      $  752      $1,661

The expense example does not take into account expense reductions resulting from a commission recapture program. If these expense reductions were included, your costs would be lower.

INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

Each Fund's principal (key) investment strategy and risks are shown above. More detail on investments and investment techniques is shown below. Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Money Market I Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

DERIVATIVES
Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

DIVERSIFICATION
Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds except Health Sciences, Inflation Protected Fund, International Government and Nasdaq-100(R) Index are diversified under the 1940 Act.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

EXCHANGE TRADED FUNDS ("ETFS")
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their cost.

FIXED INCOME SECURITIES
Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

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Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Bonds that are rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poors Ratings Services ("S&P") have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB- by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.

Investments in fixed income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-related fixed income securities see "Mortgage-Related Securities."

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

FOREIGN SECURITIES
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.

There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time

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deposits and repurchase agreements not maturing within seven days and restricted securities.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or any Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

LENDING PORTFOLIO SECURITIES
Each Fund may lend a portion of its total assets to broker-dealers and other financial institutions to earn more money for the Fund.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its custodian, as monitored by VALIC. State Street Bank and Trust Company (the "Custodian") holds the cash and portfolio securities of the Series Company as Custodian.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

MONEY MARKET SECURITIES
All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

-  Commercial paper sold by corporations and finance companies.

-  Corporate debt obligations with remaining maturities of 13 months or less.

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain
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tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.

In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.

If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

ABOUT PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses. A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate may increase a Fund's transaction costs and expenses.

The Financial Highlights tables show the portfolio turnover rate for each of the Funds, other than Money Market I Fund, during prior fiscal years.

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ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with the Series Company. As Investment Adviser, VALIC oversees the day to day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment sub-advisers who make investment decisions for the Funds.

The investment advisory agreement between VALIC and the Series Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors. For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS
VALIC works with investment sub-advisers for each Fund. Sub-advisers are financial service companies that specialize in certain types of investing. The sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions. VALIC compensates the sub-advisers out of the fees it receives from each Fund.

According to the agreements VALIC has with the sub-advisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the sub-advisers the authority to buy and sell securities for the sub-advised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the sub-adviser, as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits sub-advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a sub-adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the sub-advisers have entered into written contracts, as required by the 1940 Act, to allow a sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a sub-adviser or a sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting sub-advisers, the Board of Directors of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Directors also reviewed the fees to be paid by VALIC to each sub-adviser. The sub-advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

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THE SUB-ADVISERS ARE:

AIG GLOBAL INVESTMENT CORP.
AIG SUNAMERICA ASSET MANAGEMENT CORP.
A I M CAPITAL MANAGEMENT, INC.
AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
FRANKLIN PORTFOLIO ASSOCIATES, LLC
MASSACHUSETTS FINANCIAL SERVICES COMPANY
OPPENHEIMERFUNDS, INC.
RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
WM ADVISORS, INC.
WELLINGTON MANAGEMENT COMPANY, LLP

Asset Allocation Fund
Capital Conservation Fund
Government Securities Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
Mid Cap Index Fund
Nasdaq-100(R) Index Fund
Small Cap Index Fund
Social Awareness Fund
Stock Index Fund

AIG GLOBAL INVESTMENT CORP. ("AIGGIC")
70 Pine Street, New York, New York 10270

AIGGIC is an indirect wholly-owned subsidiary of American International Group Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of June 30, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third party managers.

Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.


Investment decisions for the Asset Allocation Fund are made by a team including James O. Kurtz (Team Coordinator), Greg Braun, Timothy Campion, Raphael Davis, Michael Kelly and Robert Simmons. Mr. Kurtz joined AIGGIG with the acquisition of American General Investment Management ("AGIM") in 2001. As a Senior Portfolio Manager, he is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGGIG. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGGIG's traditional and enhanced equity products. Prior to AIGGIG, Mr. Kurtz worked at Sears Investment Management Co. (SIMCO), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000. Greg Braun joined AIGGIG with the acquisition of AGIM in 2001. Mr. Braun is responsible for co-management of high-yield mutual funds and CBOs. He was previously group head for cyclical industry research and responsible for research in industrial credits such as home construction, packaging and paper. Prior to joining AGIM in 1996, he worked at Principal Mutual Life Insurance Company in its private placements department with three years in Principal Mutual's workout group and three years in its industrial group's private placement organization. Timothy Campion joined AIGGIG in 1999. He is a Portfolio Manager responsible for enhanced index products. Prior to joining AIGGIG, Mr. Campion spent three years in Boston at Mellon Trust in the Mutual Fund group. Raphael Davis is responsible for trading and portfolio management of AIG's $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGGIG with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM's MBS, asset-backed securities, and money-market portfolios. Prior to joining AGIM, Mr. Davis was a Portfolio Sales Specialist at the Resolution Trust Corporation where he analyzed and traded various agency and whole-loan mortgage securities, as well as high-yield fixed income, money-market securities and equities. Michael Kelly joined AIGGIG in 1999. He is a Managing Director and Head of U.S. Equities and the lead Portfolio Manager for both U.S. large-cap value and growth equities. Prior to joining AIGGIG, Mr. Kelly spent 15 years with JP Morgan Investment Management. Robert Simmons joined AIGGIG in 2003. He is a Vice President and Head of U.S. Equity Research and the analyst covering U.S. Financials. Prior to joining AIGGIG, he spent nine years at ARK Asset Management.



Investment decisions for the Capital Conservation Fund are made by a team including Greg Braun, Raphael Davis and Robert Vanden Assem. Please see above for biographies for Messrs. Braun and Davis. Robert Vanden Assem joined AIGGIG in 2001 and is responsible for the portfolio management of AIGGIG's high grade total rate of return portfolio, collateralized debt obligations (CDOs) and affiliated accounts. Prior to joining AIGGIG, Mr. Vanden Assem was with Morgan Stanley Dean Witter Advisors where he worked as a portfolio manager for the MSDW Strategist and Variable Strategist mutual funds as well as other institutional and individual fixed income assets.


Investment decisions for the Government Securities Fund are made by a team including Raphael Davis and Robert Vanden Assem. Investment decisions for the Inflation Protected Fund are made by Robert Vanden Assem. Please see above for biographies for Messrs. Davis and Vanden Assem.

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Investment decisions for the International Equities Fund are made by a team including James O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion, Shinichi Haneda and John P. Toohey. Lan Cai joined AIGGIG in 2000 and serves as Portfolio Manager for U.S. Equities, with responsibility for managing enhanced index portfolios through merger and acquisition related risk arbitrage. She also sits on the AIG Derivatives Committee, which oversees firm wide derivatives transactions and structured financial products. Prior to joining AIGGIG, Ms. Cai was Director of Financial Product Research and Development at the Chicago Mercantile Exchange beginning in 1996. Shinichi Haneda joined AIGGIG with the acquisition of Chiyoda Life Capital Management Co., Ltd. in 2002. He joined Chiyoda Life in 1998. Mr. Haneda is responsible for foreign equity investment in pension accounts and private placement funds that are sub-advised by AIGGIG. John P. Toohey is responsible for overseeing the asset allocation and investment supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President, AIGGIC Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIG in 2000. Prior to AIG, he spent 11 years at MetLife. Please see above for biographies of Messrs. Campion and Kurtz.

Investment decisions for the International Government Bond Fund are made by a team including Anthony King and Rajeev Mittal. Anthony King joined AIGGIG in 2000 and is a Vice President and Senior Investment Manager responsible for interest rate and currency and credit risk on both multi-currency and single currency bond portfolios. Since joining AIGGIG, he has been in charge of initiating both Euro and Global Bond products, both of which combine interest rate, currency and credit risk within a portfolio to provide a broad selection of alpha opportunities. Mr. King's financial industry experience began in 1989 at JP Morgan Investment Management where he was responsible for managing both single and multi-currency bond portfolios on behalf of pension funds and private clients. Rajeev Mittal joined AIGGIG in 1992 and is Head of Emerging Market Debt. Mr. Mittal is responsible for all aspects of portfolio management for the emerging market debt strategies.

Investment decisions for the Mid Cap Index, Nasdaq-100 Index and Small Cap Index Funds are made by a team including James O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion and John P. Toohey. Please see above for biographies of each of the team members.

Investment decisions for the Stock Index Fund are made by a team including James
O. Kurtz (Team Coordinator), Lan Cai, Timothy Campion, Robert Simmons and John
P. Toohey. Please see above for biographies of each of the team members.

Investment decisions for the Social Awareness Fund are made by a team including Magali Azema-Barac, Lan Cai, Timothy Campion, Michael Kelly and Robert Simmons. Magali Azema-Barac joined AIGGIG in 2001 as Vice President and as the lead portfolio manager for AIGGIG's quantitative equity portfolios. From September 1999 she was Vice President and Head of Equity at AGIM. Please see above for biographies of each of the team members.

Growth & Income Fund
Large Cap Growth Fund
Money Market I Fund

AIG SUNAMERICA ASSET MANAGEMENT CORP. ("SAAMCO")
Harborside Financial Center, 3200 Plaza 5,
Jersey City, New Jersey 07311

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of AIG Retirement Services, Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. AIG Retirement Services, Inc. is a wholly-owned subsidiary of AIG. As of June 30, 2005, SAAMCo managed, advised and/or administered more than $42 billion in assets.

The Large Cap Growth Fund is managed by a team supervised by Francis D. Gannon. The Growth & Income Fund is managed by Mr. Gannon and Steven A. Neimeth. Mr. Gannon, Senior Vice President, has been with SAAMCo since 1993 and manages similar retail mutual funds for SAAMCo. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SAAMCo as a portfolio manager in April 2004. Prior to joining SAAMCo, Mr. Neimeth was a portfolio manager of The Nueberger Berman Large-Cap Value Fund since 2003. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

SAAMCo's Fixed-Income Investment Team is responsible for management of the Money Market I Fund.

International Growth I Fund

A I M CAPITAL MANAGEMENT, INC. ("AIM")
11 Greenway Plaza, Suite 100, Houston, Texas 77046

AIM has acted as an investment adviser since its organization in 1986. AIM, together with its affiliates, advises or manages over 200 investment funds, including the Fund, encompassing a broad range of investment objectives. AIM is an indirect wholly-owned subsidiary of AMVESCAP, PLC London, England. Total net assets under the management of AIM and its affiliates was approximately $29 billion as of June 30, 2005.

Effective June 20, 2005, approximately 25% of the assets of the International Growth I Fund is managed by AIM, which uses a team approach to investment management.

Members of the investment team for the International Growth I Fund include Clas
G. Olson (lead manager with respect to Europe and Canada investments), Senior Portfolio Manager; Jason T. Holzer (co-lead manager), Senior Portfolio Manager; Barrett K. Sides, Senior Portfolio Manager; Shuxin (Steve) Cao, Portfolio Manager; and Matthew W. Dennis, CFA, Portfolio Manager. Mr. Olson joined AIM in 1994 as an investment officer and international portfolio analyst and was promoted to his current position in 1997. Mr. Holzer joined AIM in 1996 as

--------------------------------------------------------------------------------

a senior analyst and assumed his present duties in 1999. Mr. Sides joined AIM in 1990 as portfolio administrator and was promoted to his current position in 1993. Mr. Cao joined AIM in 1997 as an international equity analyst with a focus on Asia (Ex-Japan) until assuming his present duties in 1999. Mr. Dennis joined AIM in 2000 as a senior portfolio analyst until assuming his current duties in 2003. Prior thereto, he was a member of ABN AMRO's global equity strategy desk.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The degree to which the lead managers may perform these functions and the nature of these functions may change from time to time. The team is assisted by AIM's Asia Pacific/Latin America and Europe/Canada Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

Income & Growth Fund
International Growth I Fund
Small Cap Fund

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. AND AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC. (COLLECTIVELY, "AMERICAN CENTURY")
4500 Main Street, Kansas City, Missouri 64111

American Century has been managing mutual funds since 1958. It managed over $98 billion in assets under management as of June 30, 2005.

The daily management of the Income & Growth Fund is directed by the following team of portfolio managers: Kurt Borgwardt, Senior Vice President and Senior Portfolio Manager, joined American Century in August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. John Schniedwind, Chief Investment Officer -- Quantitative Equity, joined American Century in 1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. Zili Zhang, Vice President and Portfolio Manager/Director of Quantitative Research, joined American Century in October 1995. He became a portfolio manager in 2002. He also manages the quantitative research team.

The daily management of the International Growth Fund I is directed by the following team of portfolio managers: Michael M. Perelstein, Vice President and Senior Portfolio Manager, joined American Century in October 2004. Prior to joining American Century, he was chief investment officer and managing partner with Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. Keith Creveling, Vice President and Portfolio Manager, joined American Century in October 1999 and became a portfolio manager in April 2002.

The daily management of the Small Cap Fund is directed by the following team of portfolio managers: William Martin, Senior Vice President and Senior Portfolio Manager joined American Century in 1989 and became a portfolio manager in April 1991. Thomas P. Vaiana, Portfolio Manager joined American Century in February 1997 and became a portfolio manager in August 2000. Wilhelmine von Turk, Vice President and Portfolio Manager, joined American Century in November 1995 and became a portfolio manager in February 2000.

Team members meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Funds as they see fit, guided by each Fund's investment objective and strategy.

Small Cap Fund

FRANKLIN PORTFOLIO ASSOCIATES, LLC ("FRANKLIN PORTFOLIO")
One Boston Place, 29th Floor, Boston, Massachusetts 02108

Franklin Portfolio has been managing assets on behalf of institutional clients since 1982. As of June 30, 2005, Franklin Portfolio had approximately $28.6 billion in assets under management. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation and has no affiliation to Franklin/Templeton Group of Funds or Franklin Resources, Inc. A team of investment professionals at Franklin Portfolio, led by John S. Cone, its Chief Executive Officer and President, will be involved in the investment management of the portion of the assets of the Small Cap Fund allocated to Franklin. Mr. Cone, a Portfolio Manager, has been with Franklin since its inception in 1982.

International Growth I Fund

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
500 Boylston Street, Boston, MA 02116

MFS is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. As of June 30, 2005, MFS had approximately $150 billion in assets under management. Effective June 20, 2005, MFS will manage approximately 25% of the assets of the International Growth I Fund using a team of portfolio managers. The team is comprised of David
R. Mannheim and Marcus Smith, each a Senior Vice President of MFS. Mr. Mannheim has been employed with MFS since 1988. Mr. Smith has been employed with MFS since 1994. They will have joint responsibility for making day-to-day investment decisions on behalf of MFS' portion of the Fund's assets.

--------------------------------------------------------------------------------

Value Fund

OPPENHEIMERFUNDS, INC. ("OPPENHEIMER")
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008

Oppenheimer has been an investment adviser since 1960. As of June 30, 2005, Oppenheimer and its subsidiaries and controlled affiliates managed more than $180 billion in assets including Oppenheimer funds with more than 7 million shareholders.

Day-to-day responsibility for managing the Value Fund is directed by Christopher Leavy. Mr. Leavy is the head of Oppenheimer's Value Equity Investment Team is a Senior Vice President and Portfolio Manager for Oppenheimer and its Value Fund. Mr. Leavy also co-manages other Oppenheimer funds. Before joining Oppenheimer in 2000, Mr. Leavy was a Vice President and Portfolio Manager at Morgan Stanley Dean Witter (from 1997).

Science & Technology Fund

RCM CAPITAL MANAGEMENT, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

RCM is an indirect wholly owned subsidiary of Allianz Global Investors ("AGI"). In turn, AGI is owned by Allianz AG. As of June 30, 2005, RCM had approximately $20.3 billion in total assets under management and advice.

The Science & Technology Fund is managed by Walter C. Price, Jr. and Huachen Chen. Mr. Price, Managing Director and Portfolio Manager, joined RCM in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of RCM's technology area and has extensive experience in managing technology portfolios. Huachen Chen, Senior Portfolio Manager, joined RCM in 1985 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks.

Small Cap Fund
Blue Chip Growth Fund
Health Sciences Fund
Science & Technology Fund

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")
100 East Pratt Street, Baltimore, Maryland 21202

T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation's leading no-load fund managers. As of June 30, 2005, T. Rowe Price and its affiliates had $244.8 billion in assets under management.

The Science & Technology Fund is managed by an investment advisory committee chaired by Michael F. Sola, CFA. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr. Sola was elected chairman of the Fund's committee on January 16, 2002. He also is chairman of the investment advisory committees for the T. Rowe Price Science & Technology Fund and the T. Rowe Price Developing Technologies Fund. He has been managing investments since 1997, and joined T. Rowe Price in 1994 as an investment analyst.

T. Rowe Price is responsible for sub-advising a portion of the Small Cap Fund. This portion is managed by an investment advisory committee, chaired by Gregory
A. McCrickard, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. McCrickard has been the chairman of the investment advisory committee for the T. Rowe Price Small-Cap Stock Fund since 1992. Mr. McCrickard joined T. Rowe Price in 1986 and has been managing investments since 1991.

The Blue Chip Growth Fund is managed by an investment advisory committee, chaired by Larry J. Puglia, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. Puglia has been the chairman of the investment advisory committee for the T. Rowe Price Blue Chip Growth Fund since 1996. Mr. Puglia joined T. Rowe Price in 1990 and has been a portfolio manager since 1993.

The Health Sciences Fund is managed by an investment advisory committee, chaired by Kris H. Jenner, M.D., D. Phil. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Dr. Jenner was elected chairman of the investment advisory committee for the T. Rowe Price Health Sciences Fund in 2000. Dr. Jenner joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998.

Core Equity Fund

WM ADVISORS, INC.
1201 Third Avenue, Seattle, Washington 98101

WM Advisors, Inc. has been in the business of investment management since 1944. It is an indirect wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company. As of June 30, 2005, WM Advisors, Inc. had $24.3 billion in assets under management.

Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager, manages that portion of Core Equity Fund for which WM Advisors, Inc. is responsible. Mr. Spencer has been employed by WM Advisors, Inc. and has managed several mutual funds since September 1999.

--------------------------------------------------------------------------------

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")
75 State Street, Boston, Massachusetts 02109

Since September 1, 1999, Wellington Management has been a sub-adviser for Core Equity. Wellington Management is a limited liability partnership owned entirely by 86 partners. As of June 30, 2005, Wellington Management managed approximately $484 billion of client assets in a broad range of investment styles for institutional investors, mutual fund sponsors and high net-worth individuals. The firm and its affiliates have offices in Boston, Chicago, Atlanta, Radnor, San Francisco, London, Singapore, Sydney and Tokyo.

Matthew E. Megargel, CFA, a Senior Vice President of Wellington Management, has served as portfolio manager of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001. Mr. Megargel joined the firm as an investment professional in 1983. Jeffrey L. Kripke, a Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Kripke has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management (1999-2001). Maya
K. Bittar, CFA, a Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Bittar has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since 1999. Michael D. Rodier, a Vice President of Wellington Management, joined the firm in 1982 and has been an investment professional since 1984. Mr. Rodier has been involved in portfolio management and securities analysis of the portion of the Core Equity Fund for which Wellington Management is responsible since May 2001.

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of VALIC, AIGGIC and SAAMCo. AIGGIC and SAAMCo serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In VALIC's view, the matters alleged in the lawsuit are not material in relation of the financial position of VALIC, AIGGIC or SAAMCo or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC and SAAMCo will need to obtain permission from the SEC to continue to serve the Funds. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

HOW VALIC IS PAID FOR ITS SERVICES

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund paid VALIC for the fiscal year ended May 31, 2005.

                                         ADVISORY FEE PAID
                                    (AS A PERCENTAGE OF AVERAGE
FUND NAME                                DAILY NET ASSETS)
---------                           ---------------------------
Asset Allocation Fund                          0.50%
Blue Chip Growth Fund                          0.80%
Capital Conservation Fund                      0.50%
Core Equity Fund                               0.80%
Government Securities Fund                     0.50%
Growth & Income Fund                           0.75%
Health Sciences Fund                           1.00%
Income & Growth Fund                           0.77%
Inflation Protected Fund                       0.50%
International Equities Fund                    0.35%
International Government Bond Fund             0.50%
International Growth I Fund                    0.96%
Large Cap Growth Fund                          0.87%
Mid Cap Index Fund                             0.28%
Money Market I Fund                            0.50%
Nasdaq-100(R) Index Fund                       0.40%
Science & Technology Fund                      0.90%
Small Cap Fund                                 0.90%
Small Cap Index Fund                           0.33%
Social Awareness Fund                          0.50%
Stock Index Fund                               0.26%
Value Fund                                     0.78%

The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. However, VALIC has agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Expense Summary.

ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SERIES COMPANY SHARES
The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the "Plans").

BUYING AND SELLING SHARES
As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or in a Plan. With respect to a Plan, such Plan buys and sells shares of the Funds according to your instructions. The value of a Plan transaction is based on the next calculation of net asset value after its order is placed with the Fund. When you buy these units, you specify the Funds in which you want the separate account to invest your money. The separate account, in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. See your Contract prospectus for more information on the separate account associated with your contract. When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions. The value of such separate account transactions is based on the next calculation of net asset value after its order is placed with the Fund.

Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to Plans and separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Plans or insurance companies' separate accounts might be required to withdraw their investments in one or more Funds. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell shares of any Fund to any separate account or Plan, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

FREQUENT OR SHORT-TERM TRADING
The Funds, which are offered only through Contracts or Plans, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors of the Series Company has adopted policies and procedures with respect to market timing activity as discussed below.

The Series Company believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the sub-advisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

Since certain Funds invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Fund's international portfolio securities trade and the time as of which the Fund's net asset value is calculated. Market timing in Funds investing significantly in junk bonds may occur if market prices are not readily available for a Fund's junk bond holdings. Market timers may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Fund. One of the objectives of the Series Company's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "How Shares are Valued").

Shares of the Funds are generally held through insurance company separate accounts or Plans. The ability of the Series Company to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. Consequently, the Funds must rely on the insurance company separate account or Plan sponsor to monitor market timing within a Fund. There is no guarantee that the Series Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. In situations in which the Series Company becomes aware of possible market timing activity, it will notify the insurance company separate account or Plan sponsor in order to help facilitate the enforcement of such entity's market timing policies and procedures. The Series Company reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts or plan sponsors, whether directly or by transfer,

--------------------------------------------------------------------------------

including orders that have been accepted by a financial intermediary, that the Series Company determines not to be in the best interest of the Funds. Such rejections, restrictions or refusals will be applied uniformly without exception.

You should review your Contract prospectus or your Plan document for more information regarding market timing, including any restrictions or limitations on trades made through a Contract or Plan.

Please refer to the documents pertaining to your Contract prospectus or Plan document on how to direct investments in or redemptions from (including making transfers into or out of) the Funds and any fees that may apply.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
The Series Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities are described in the Statement of Additional Information.

HOW SHARES ARE VALUED
The net asset value per share ("NAV") for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Fund by the number of outstanding shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Series Company's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Fund's shares do not trade.

The amortized cost method is used to determine the values of all the Money Market I Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income
For each Fund, dividends from net investment income are declared and paid quarterly, except for the Money Market I Fund, which declares dividends daily and paid monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. Each of the Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Distributions from Capital Gains
When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

TAX CONSEQUENCES
As the owner of a Contract or a participant under your employer's Contract or Plan, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus or Plan document for further information concerning the federal income tax consequences to you of investing in the Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm for the Series Company, whose report, along with the Funds' financial statements, is included in the Series Company annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                              ----------------------------------------------------------------
                                                                2005           2004           2003         2002         2001
                                                              --------       --------       --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  12.12       $  11.21       $  11.35     $  12.71     $  14.68
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.27(d)        0.17(d)        0.25(d)      0.33         0.43
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.61           1.07          (0.12)       (1.03)       (0.79)
                                                              ----------------------------------------------------------------
  Total income (loss) from investment operations                  0.88           1.24           0.13        (0.70)       (0.36)
                                                              ----------------------------------------------------------------
Distributions from:
  Investment income                                              (0.27)         (0.19)         (0.26)       (0.33)       (0.43)
  Realized gain on securities                                    (0.45)         (0.14)         (0.01)       (0.33)       (1.18)
                                                              ----------------------------------------------------------------
  Total distributions                                            (0.72)         (0.33)         (0.27)       (0.66)       (1.61)
                                                              ----------------------------------------------------------------
Net asset value at end of period                              $  12.28       $  12.12       $  11.21     $  11.35     $  12.71
                                                              ----------------------------------------------------------------
TOTAL RETURN(a)                                                   7.31%         11.08%(e)       1.28%(e)    (5.57)%      (2.46)%
                                                              ----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.65%          0.68%          0.72%        0.64%        0.58%
Ratio of expenses to average net assets(c                         0.65%          0.68%          0.72%        0.64%        0.58%
Ratio of expense reductions to average net assets                   --             --             --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       2.18%          1.47%          2.36%        2.71%        3.10%
Ratio of net investment income (loss) to average net
  assets(c)                                                       2.18%          1.47%          2.36%          --           --
Portfolio turnover rate                                            104%            75%           112%          71%         112%
Number of shares outstanding at end of period (000's)           15,256         15,869         14,704       15,944       16,388
Net assets at end of period (000's)                           $187,309       $192,301       $164,757     $180,925     $208,369

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MAY 31,                NOVEMBER 1, 2000*
                                                              -------------------------------------------          TO
                                                               2005        2004        2003        2002       MAY 31, 2001
                                                              -------     -------     -------     -------   -----------------
PER SHARE DATA
Net asset value at beginning of period                        $  7.89     $  6.79     $  7.26     $  8.57        $ 10.00
                                                              ---------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.04(e)    (0.00)(e)   (0.01)(e)   (0.01)          0.02
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.42        1.10       (0.46)      (1.29)         (1.43)
                                                              ---------------------------------------------------------------
  Total income (loss) from investment operations                 0.46        1.10       (0.47)      (1.30)         (1.41)
                                                              ---------------------------------------------------------------
Distributions from:
  Investment income                                             (0.03)         --          --       (0.01)         (0.02)
  Realized gain on securities                                      --          --          --          --             --
                                                              ---------------------------------------------------------------
  Total distributions                                           (0.03)         --          --       (0.01)         (0.02)
                                                              ---------------------------------------------------------------
Net asset value at end of period                              $  8.32     $  7.89     $  6.79     $  7.26        $  8.57
                                                              ---------------------------------------------------------------
TOTAL RETURN(a)                                                  5.81%      16.20%      (6.47)%    (15.22)%       (14.14)%
                                                              ---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.08%       1.07%       1.24%       1.15%          0.88%(b)
Ratio of expenses to average net assets(d)                       1.10%       1.07%       1.24%       1.15%          0.88%(b)
Ratio of expense reductions to average net assets                0.01%       0.01%       0.03%       0.00%          0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.47%      (0.02)%     (0.19)%     (0.17)%         0.31%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.45%      (0.02)%     (0.19)%        --             --
Portfolio turnover rate                                            42%         30%         44%         39%            70%
Number of shares outstanding at end of period (000's)           5,847       5,116       3,495       2,763          1,702
Net assets at end of period (000's)                           $48,638     $40,369     $23,728     $20,063        $14,592

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED MAY 31,
                                                              ---------------------------------------------------------
                                                               2005        2004          2003        2002        2001
                                                              -------     -------       -------     -------     -------
PER SHARE DATA
Net asset value at beginning of period                        $  9.53     $ 10.04       $  9.38     $  9.34     $  8.78
                                                              ---------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.37(e)     0.28(e)       0.36(e)     0.52        0.58
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.19       (0.37)         0.68        0.04        0.56
                                                              ---------------------------------------------------------
  Total income (loss) from investment operations                 0.56       (0.09)         1.04        0.56        1.14
                                                              ---------------------------------------------------------
Distributions from:
  Investment income                                             (0.38)      (0.31)        (0.38)      (0.52)      (0.58)
  Realized gain on securities                                   (0.05)      (0.11)           --          --          --
                                                              ---------------------------------------------------------
  Total distributions                                           (0.43)      (0.42)        (0.38)      (0.52)      (0.58)
                                                              ---------------------------------------------------------
Net asset value at end of period                              $  9.66     $  9.53       $ 10.04     $  9.38     $  9.34
                                                              ---------------------------------------------------------
TOTAL RETURN(a)                                                  5.99%      (0.82)%(f)    11.31%       6.12%      13.35%
                                                              ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       0.70%       0.68%         0.70%       0.65%       0.58%
Ratio of expenses to average net assets(d)                       0.70%       0.68%         0.70%       0.65%       0.58%
Ratio of expense reductions to average net assets                  --          --            --          --          --
Ratio of net investment income (loss) to average net
  assets(c)                                                      3.83%       2.89%         3.77%       5.50%       6.35%
Ratio of net investment income (loss) to average net
  assets(d)                                                      3.83%       2.89%         3.77%         --          --
Portfolio turnover rate                                           198%        171%          218%        132%        418%
Number of shares outstanding at end of period (000's)           8,997       8,167         8,954       7,440       6,058
Net assets at end of period (000's)                           $86,903     $77,836       $89,866     $69,785     $56,560

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31,
                                                              --------------------------------------------------------------
                                                                2005          2004          2003         2002         2001
                                                              --------      --------      --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  11.77      $  10.12      $  11.10     $  13.36     $  23.31
                                                                   ---------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.16(d)       0.10(d)       0.11(d)      0.07         0.04
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.60          1.65         (0.98)       (2.26)       (2.54)
                                                                   ---------------------------------------------------------
  Total income (loss) from investment operations                  0.76          1.75         (0.87)       (2.19)       (2.50)
                                                                   ---------------------------------------------------------
Distributions from:
  Investment income                                              (0.16)        (0.10)        (0.11)       (0.07)       (0.04)
  Realized gain on securities                                       --            --            --           --        (7.41)
                                                                   ---------------------------------------------------------
  Total distributions                                            (0.16)        (0.10)        (0.11)       (0.07)       (7.45)
                                                                   ---------------------------------------------------------
Net asset value at end of period                              $  12.37      $  11.77      $  10.12     $  11.10     $  13.36
                                                                   ---------------------------------------------------------
TOTAL RETURN(a)                                                   6.48%        17.36%        (7.79)%     (16.43)%     (11.62)%
                                                                   ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.85%         0.85%         0.85%        0.84%        0.86%
Ratio of expenses to average net assets(c)                        0.93%         0.95%         0.97%        0.93%        0.88%
Ratio of expense reductions to average net assets                 0.01%         0.01%         0.05%        0.00%        0.00%
Ratio of net investment income (loss) to average net
  assets(b)                                                       1.30%         0.88%         1.08%        0.55%        0.24%
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.22%         0.79%         0.96%          --           --
Portfolio turnover rate                                             31%           28%           25%          64%          71%
Number of shares outstanding at end of period (000's)           43,687        51,118        55,358       61,675       68,430
Net assets at end of period (000's)                           $540,620      $601,756      $560,038     $684,642     $913,980

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED MAY 31,
                                                             --------------------------------------------------------------------
                                                               2005           2004           2003           2002           2001
                                                             --------       --------       --------       --------       --------
PER SHARE DATA
Net asset value at beginning of period                       $   9.82          11.24       $  10.37       $  10.07       $   9.51
                                                              -------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.31(d)        0.27(d)        0.38(d)        0.51           0.58
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       0.33          (0.65)          0.95           0.30           0.56
                                                              -------------------------------------------------------------------
  Total income (loss) from investment operations                 0.64          (0.38)          1.33           0.81           1.14
                                                              -------------------------------------------------------------------
Distributions from:
  Investment income                                             (0.32)         (0.29)         (0.39)         (0.51)         (0.58)
  Realized gain on securities                                      --          (0.75)         (0.07)            --             --
                                                              -------------------------------------------------------------------
  Total distributions                                           (0.32)         (1.04)         (0.46)         (0.51)         (0.58)
                                                              -------------------------------------------------------------------
Net asset value at end of period                             $  10.14       $   9.82       $  11.24       $  10.37       $  10.07
                                                              -------------------------------------------------------------------
TOTAL RETURN(a)                                                  6.54(e)       (3.40)%        12.99%          8.17%         12.23%
                                                              -------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                       0.66%          0.65%          0.66%          0.63%          0.58%
Ratio of expenses to average net assets(c)                       0.66%          0.65%          0.66%          0.63%          0.58%
Ratio of expense reductions to average net assets                  --             --             --             --             --
Ratio of net investment income (loss) to average net
  assets(b)                                                      3.03%          2.59%          3.54%          4.89%          5.83%
Ratio of net investment income (loss) to average net
  assets(c)                                                      3.03%          2.59%          3.54%            --             --
Portfolio turnover rate                                           216%           169%           201%            89%            84%
Number of shares outstanding at end of period (000's)          13,361         14,904         17,836         12,993         11.873
Net assets at end of period (000's)                          $135,549       $146,347       $200,412       $134,726       $119,514

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Funds performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  12.87     $  11.32     $  12.87     $  14.84     $  21.04
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.19(e)      0.07(e)      0.09(e)      0.08         0.11
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.15         1.55        (1.55)       (1.75)       (2.39)
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.34         1.62        (1.46)       (1.67)       (2.28)
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.19)       (0.07)       (0.09)       (0.09)       (0.11)
  Realized gain on securities                                       --           --           --        (0.21)       (3.81)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.19)       (0.07)       (0.09)       (0.30)       (3.92)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  14.02     $  12.87     $  11.32     $  12.87     $  14.84
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                  10.47%       14.33%      (11.31)%     (11.36)%     (10.91)%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                        0.85%        0.85%        0.85%        0.85%        0.82%
Ratio of expenses to average net assets(d)                        0.90%        0.89%        0.91%        0.87%        0.83%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.41%        0.55%        0.82%        0.59%        0.62%
Ratio of net investment income (loss) to average net
  assets(d)                                                       1.35%        0.51%        0.76%          --           --
Portfolio turnover rate                                             74%         168%          97%         110%          65%
Number of shares outstanding at end of period (000's)           12,102       13,963       15,402       17,145       18,026
Net assets at end of period (000's)                           $169,724     $179,737     $174,359     $220,745     $267,487

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MAY 31,                     NOVEMBER 1, 2000*
                                                         ---------------------------------------------------           TO
                                                           2005           2004          2003          2002        MAY 31, 2001
                                                         --------       --------       -------       -------    -----------------
PER SHARE DATA
Net asset value at beginning of period                   $  10.06       $   7.98       $  7.76       $  8.93         $ 10.00
                                                         ------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              (0.08)(e)      (0.07)(e)     (0.05)(e)     (0.04)           0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currencies                      (0.02)          2.15          0.27         (1.13)          (1.07)
                                                         ------------------------------------------------------------------------
  Total income (loss) from investment operations            (0.10)          2.08          0.22         (1.17)          (1.06)
                                                         ------------------------------------------------------------------------
Distributions from:
  Investment income                                            --             --            --            --           (0.01)
  Realized gain on securities                               (0.47)            --            --            --              --
                                                         ------------------------------------------------------------------------
  Total distributions                                       (0.47)            --            --            --           (0.01)
                                                         ------------------------------------------------------------------------
Net asset value at end of period                         $   9.49       $  10.06       $  7.98       $  7.76         $  8.93
                                                         ------------------------------------------------------------------------
TOTAL RETURN(a)                                             (1.23)%        26.07%         2.84%(f)    (13.10)%        (10.60)%
                                                         ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                   1.17%          1.15%         1.24%         1.22%           1.08%(b)
Ratio of expenses to average net assets(d)                   1.17%          1.15%         1.24%         1.22%           1.08%(b)
Ratio of expense reductions to average net assets            0.01%          0.03%         0.03%         0.00%           0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                 (0.80)%        (0.77)%       (0.75)%       (0.65)%         (0.03)%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                 (0.80)%        (0.77)%       (0.75)%          --              --
Portfolio turnover rate                                        49%            41%           48%           70%            158%
Number of shares outstanding at end of period (000's)      15,856         15,312         9,732         7,029           2,684
Net assets at end of period (000's)                      $150,541       $154,050       $77,673       $54,514         $23,965

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INCOME & GROWTH FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                           -----------------------------------------------             TO
                                                             2005         2004         2003         2002          MAY 31, 2001
                                                           --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                         9.07     $   7.73     $   8.51     $   9.61          $  10.00
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                 0.20(e)      0.13(e)      0.11(e)      0.08              0.04
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                     0.80         1.34        (0.79)       (1.10)            (0.40)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations               1.00         1.47        (0.68)       (1.02)            (0.36)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                           (0.20)       (0.13)       (0.10)       (0.08)            (0.03)
  Realized gain on securities                                    --           --           --           --                --
                                                           ----------------------------------------------------------------------
  Total distributions                                         (0.20)       (0.13)       (0.10)       (0.08)            (0.03)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $   9.87     $   9.07     $   7.73     $   8.51          $   9.61
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                               11.07%       19.16%       (7.87)%     (10.58)%           (3.60)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                     0.83%        0.83%        0.83%        0.83%             0.83%(b)
Ratio of expenses to average net assets(d)                     0.91%        0.91%        0.93%        0.93%             0.87%(b)
Ratio of expense reductions to average net assets                --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                    2.05%        1.50%        1.47%        0.91%             0.79%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                    1.97%        1.43%        1.37%          --                --
Portfolio turnover rate                                          72%          71%          64%          65%               72%
Number of shares outstanding at end of period (000's)        23,445       25,344       26,008       27,664            27,197
Net assets at end of period (000's)                        $231,351     $229,928     $200,919     $235,508          $261,303

INFLATION PROTECTED FUND
--------------------------------------------------------------------------------

                                                              DECEMBER 20, 2004*
                                                                      TO
                                                                 MAY 31, 2005
                                                              ------------------
PER SHARE DATA
Net asset value at beginning of period                             $ 10.00
                                                              -----------------
Income (loss) from investment operations:
  Net investment income (loss)                                        0.20(e)
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                1.10
                                                              -----------------
  Total income (loss) from investment operations                      0.30
                                                              -----------------
Distributions from:
  Investment income                                                  (0.13)
  Realized gain on securities                                           --
                                                              -----------------
  Total distributions                                                (0.13)
                                                              -----------------
Net asset value at end of period                                   $ 10.17
                                                              -----------------
TOTAL RETURN(a)                                                       3.00%
                                                              -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                            0.65%(b)
Ratio of expenses to average net assets(d)                            2.27%(b)
Ratio of expense reductions to average net assets                       --
Ratio of net investment income (loss) to average net
  assets(c)                                                           4.67%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                           3.05%(b)
Portfolio turnover rate                                                 39%
Number of shares outstanding at end of period (000's)                1,069
Net assets at end of period (000's)                                $10,873

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED MAY 31,
                                                              -----------------------------------------------------------
                                                                2005         2004        2003         2002         2001
                                                              --------     --------     -------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $   6.80     $   5.50     $  6.67     $   8.78     $  12.55
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.16(d)      0.12(d)     0.09(d)      0.09         0.12
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            0.73         1.29       (1.20)       (1.07)       (2.46)
                                                              -----------------------------------------------------------
  Total income (loss) from investment operations                  0.89         1.41       (1.11)       (0.98)       (2.34)
                                                              -----------------------------------------------------------
Distributions from:
  Investment income                                              (0.13)       (0.11)      (0.06)       (0.16)       (0.09)
  Realized gain on securities                                       --           --          --        (0.97)       (1.34)
                                                              -----------------------------------------------------------
  Total distributions                                            (0.13)       (0.11)      (0.06)       (1.13)       (1.43)
                                                              -----------------------------------------------------------
Net asset value at end of period                              $   7.56     $   6.80     $  5.50     $   6.67     $   8.78
                                                              -----------------------------------------------------------
TOTAL RETURN(a)                                                  13.10%(e)    25.78%     (16.64)%     (10.66)%     (19.59)%
                                                              -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.67%        0.61%       0.68%        0.78%        0.42%
Ratio of expenses to average net assets(c)                        0.67%        0.61%       0.68%        0.78%        0.42%
Ratio of expense reductions to average net assets                   --           --          --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       2.17%        1.96%       1.71%        1.16%        1.08%
Ratio of net investment income (loss) to average net
  assets(c)                                                       2.17%        1.96%       1.71%          --           --
Portfolio turnover rate                                             68%          12%          0%          45%          45%
Number of shares outstanding at end of period (000's)           65,340       29,964      16,491       15,226       13,501
Net assets at end of period (000's)                           $493,945     $203,768     $90,680     $101,562     $118,524

INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED MAY 31,
                                                              -----------------------------------------------------------
                                                                2005         2004         2003         2002        2001
                                                              --------     --------     --------     --------     -------
PER SHARE DATA
Net asset value at beginning of period                        $  13.40     $  13.83     $  11.04     $  10.10     $ 10.88
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.50(d)      0.55(d)      0.05(d)      0.54        0.43
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.08        (0.25)        2.81         0.49       (0.91)
                                                              -----------------------------------------------------------
  Total income (loss) from investment operations                  1.58         0.30         2.86         1.03       (0.48)
                                                              -----------------------------------------------------------
Distributions from:
  Investment income                                              (0.76)       (0.52)          --           --       (0.26)
  Realized gain on securities                                    (1.18)       (0.21)       (0.07)       (0.09)      (0.04)
                                                              -----------------------------------------------------------
  Total distributions                                            (1.94)       (0.73)       (0.07)       (0.09)      (0.30)
                                                              -----------------------------------------------------------
Net asset value at end of period                              $  13.04     $  13.40     $  13.83     $  11.04     $ 10.10
                                                              -----------------------------------------------------------
TOTAL RETURN(a)                                                  12.30%        2.10%       25.96%       10.23%      (4.47)%
                                                              -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.69%        0.72%        0.77%        0.73%       0.58%
Ratio of expenses to average net assets(c)                        0.69%        0.72%        0.77%        0.73%       0.58%
Ratio of expense reductions to average net assets                   --           --           --           --          --
Ratio of net investment income (loss) to average net
  assets(b)                                                       3.77%        3.95%        4.81%        5.71%       3.82%
Ratio of net investment income (loss) to average net
  assets(c)                                                       3.77%        3.95%        4.81%          --          --
Portfolio turnover rate                                            136%         119%          70%         110%         72%
Number of shares outstanding at end of period (000's)           11,362       10,753       11,386        9,242       9,898
Net assets at end of period (000's)                           $148,171     $144,083     $157,478     $102,053     $99,977

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.
(e) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERNATIONAL GROWTH I FUND
--------------------------------------------------------------------------------

                                                                        YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                          -----------------------------------------------             TO
                                                            2005         2004         2003         2002          MAY 31, 2001
                                                          --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                    $   7.38     $   6.07     $   7.25     $   8.31          $  10.00
                                                          ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                0.08(e)      0.06(e)      0.08(e)      0.05              0.05
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                    0.69         1.31        (1.15)       (1.09)            (1.70)
                                                          ----------------------------------------------------------------------
  Total income (loss) from investment operations              0.77         1.37        (1.07)       (1.04)            (1.65)
                                                          ----------------------------------------------------------------------
Distributions from:
  Investment income                                          (0.08)       (0.06)       (0.11)       (0.02)            (0.04)
  Realized gain on securities                                   --           --           --           --                --
                                                          ----------------------------------------------------------------------
  Total distributions                                        (0.08)       (0.06)       (0.11)       (0.02)            (0.04)
                                                          ----------------------------------------------------------------------
Net asset value at end of period                          $   8.07     $   7.38     $   6.07     $   7.25          $   8.31
                                                          ----------------------------------------------------------------------
TOTAL RETURN(a)                                              10.46%       22.57%      (14.76)%     (12.56)%           (3.60)%
                                                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                    1.03%        1.06%        1.06%        1.06%             1.06%(b)
Ratio of expenses to average net assets(d)                    1.29%        1.28%        1.36%        1.33%             1.10%(b)
Ratio of expense reductions to average net assets               --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                   0.99%        0.83%        1.25%        0.67%             0.99%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                   0.73%        0.61%        0.95%          --                --
Portfolio turnover rate                                         94%         164%         192%         205%              183%
Number of shares outstanding at end of period (000's)       46,352       52,010       56,825       60,441            64,151
Net assets at end of period (000's)                       $374,189     $383,924     $345,213     $438,474          $533,368

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        YEAR ENDED MAY 31,                    DECEMBER 11, 2000*
                                                          -----------------------------------------------             TO
                                                            2005         2004         2003         2002          MAY 31, 2001
                                                          --------     --------     --------     --------     ------------------
PER SHARE DATA
Net asset value at beginning of period                    $   6.23     $   5.45     $   6.20     $   7.43          $  10.00
                                                          ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                0.03(e)     (0.00)(e)     0.00(e)     (0.01)            (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                    0.16         0.78        (0.75)       (1.22)            (2.56)
                                                          ----------------------------------------------------------------------
  Total income (loss) from investment operations              0.19         0.78        (0.75)       (1.23)            (2.57)
                                                          ----------------------------------------------------------------------
Distributions from:
  Investment income                                          (0.03)          --           --           --                --
  Realized gain on securities                                   --           --           --           --                --
                                                          ----------------------------------------------------------------------
  Total distributions                                        (0.03)          --           --           --                --
                                                          ----------------------------------------------------------------------
Net asset value at end of period                          $   6.39     $   6.23     $   5.45     $   6.20          $   7.43
                                                          ----------------------------------------------------------------------
TOTAL RETURN(a)                                               3.12%       14.31%      (12.04)%     (16.55)%          (25.70)%
                                                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                    0.98%        1.06%        1.06%        1.05%             1.06%(b)
Ratio of expenses to average net assets(d)                    1.00%        1.08%        1.10%        1.15%             1.10%(b)
Ratio of expense reductions to average net assets               --           --           --           --                --
Ratio of net investment income (loss) to average net
  assets(c)                                                   0.55%       (0.07)%       0.05%       (0.13)%           (0.27)%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                   0.53%       (0.09)%       0.01%          --                --
Portfolio turnover rate                                        132%         141%          86%         150%               94%
Number of shares outstanding at end of period (000's)       57,197       69,559       78,170       83,752            84,055
Net assets at end of period (000's)                       $365,292     $433,278     $426,061     $519,129          $624,700

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

MIDCAP INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31,
                                                         ------------------------------------------------------------------------
                                                            2005          2004          2003          2002             2001
                                                         ----------    ----------    ----------    ----------    ----------------
PER SHARE DATA
Net asset value at beginning of period                   $    19.41    $    15.62    $    18.01    $    19.82       $    23.73
                                                            ---------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                 0.19(d)       0.14(d)       0.11(d)       0.13             0.19
  Net realized and unrealized gain (loss) on securities
    and foreign currency related transactions                  2.42          3.94         (1.88)         0.16             1.74
                                                            ---------------------------------------------------------------------
  Total income (loss) from investment operations               2.61          4.08         (1.77)         0.29             1.93
                                                            ---------------------------------------------------------------------
Distributions from:
  Investment income                                           (0.19)        (0.15)        (0.10)        (0.14)           (0.19)
  Realized gain on securities                                 (0.37)        (0.14)        (0.52)        (1.96)           (5.65)
                                                            ---------------------------------------------------------------------
  Total distributions                                         (0.56)        (0.29)        (0.62)        (2.10)           (5.84)
                                                            ---------------------------------------------------------------------
Net asset value at end of period                         $    21.46    $    19.41    $    15.62    $    18.01       $    19.82
                                                            ---------------------------------------------------------------------
TOTAL RETURN(a)                                               13.50%        26.22%        (9.50)%        2.03%           10.11%
                                                            ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                     0.40%         0.41%         0.45%         0.41%            0.38%
Ratio of expenses to average net assets(c)                     0.40%         0.41%         0.45%         0.41%            0.38%
Ratio of expense reductions to average net assets                --            --            --            --               --
Ratio of net investment income (loss) to average net
  assets(b)                                                    0.95%         0.80%         0.77%         0.74%            0.84%
Ratio of net investment income (loss) to average net
  assets(c)                                                    0.95%         0.80%         0.77%           --               --
Portfolio turnover rate                                          14%           11%           10%           17%              34%
Number of shares outstanding at end of period (000's)        89,704        80,118        70,135        64,086           52,860
Net assets at end of period (000's)                      $1,925,334    $1,554,815    $1,095,294    $1,154,008       $1,047,680

MONEY MARKET I FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002          2001
                                                              --------      --------      --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period                        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.01(d)       0.01(d)       0.01(d)       0.02          0.06
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                              --            --            --            --            --
                                                              ----------------------------------------------------------------
  Total income (loss) from investment operations                  0.01          0.01          0.01          0.02          0.06
                                                              ----------------------------------------------------------------
Distributions from:
  Investment income                                              (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
  Realized gain on securities                                       --            --            --            --            --
                                                              ----------------------------------------------------------------
  Total distributions                                            (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
                                                              ----------------------------------------------------------------
Net asset value at end of period                              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ----------------------------------------------------------------
TOTAL RETURN(a)                                                   1.46%         0.51%         1.00%         2.14%         5.77%
                                                              ----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.57%         0.60%         0.59%         0.60%         0.57%
Ratio of expenses to average net assets(c)                        0.61%         0.64%         0.64%         0.62%         0.58%
Ratio of expense reductions to average net assets                   --            --            --            --            --
Ratio of net investment income (loss) to average net
  assets(b)                                                       1.43%         0.51%         1.01%         2.07%         5.59%
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.40%         0.47%         0.96%           --            --
Portfolio turnover rate                                            N/A           N/A           N/A           N/A           N/A
Number of shares outstanding at end of period (000's)          407,934       453,707       524,446       734,135       579,507
Net assets at end of period (000's)                           $407,933      $453,707      $524,446      $734,135      $579,507

(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.

NASDAQ-100(R) INDEX FUND
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MAY 31,                OCTOBER 2, 2000*
                                                              -------------------------------------------          TO
                                                               2005        2004        2003        2002       MAY 31, 2001
                                                              -------     -------     -------     -------   ----------------
PER SHARE DATA
Net asset value at beginning of period                        $  4.11     $  3.36     $  3.40     $  5.09       $ 10.00
                                                               -------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.03(e)    (0.01)(e)   (0.01)(e)   (0.01)         0.01
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           0.17        0.76       (0.03)      (1.68)        (4.91)
                                                               -------------------------------------------------------------
  Total income (loss) from investment operations                 0.20        0.75       (0.04)      (1.69)        (4.90)
                                                               -------------------------------------------------------------
Distributions from:
  Investment income                                             (0.03)         --          --          --         (0.01)
  Realized gain on securities                                      --          --          --          --            --
                                                               -------------------------------------------------------------
  Total distributions                                           (0.03)         --          --          --         (0.01)
                                                               -------------------------------------------------------------
Net asset value at end of period                              $  4.28     $  4.11     $  3.36     $  3.40       $  5.09
                                                               -------------------------------------------------------------
TOTAL RETURN(a)                                                  4.81%      22.32%      (1.18)%    (33.20)%      (49.01)%
                                                               -------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       0.65%       0.63%       0.81%       0.77%         0.52%(b)
Ratio of expenses to average net assets(d)                       0.65%       0.63%       0.81%       0.77%         0.52%(b)
Ratio of expense reductions to average net assets                  --          --          --          --            --
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.73%      (0.32)%     (0.48)%     (0.36)%        0.31%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.73%      (0.32)%     (0.48)%        --            --
Portfolio turnover rate                                             8%         14%          6%          2%           19%
Number of shares outstanding at end of period (000's)          21,147      22,672      15,570       7,786         3,732
Net assets at end of period (000's)                           $90,520     $93,089     $52,306     $26,449       $19,005

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                           ----------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of period                     $    11.08     $     9.14     $     9.56     $    17.28     $    41.14
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  (0.00)(e)      (0.07)(e)      (0.05)(e)      (0.07)         (0.17)
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       0.19           2.01          (0.37)         (6.86)        (15.86)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations                 0.19           1.94          (0.42)         (6.93)        (16.03)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                                --             --             --             --             --
  Realized gain on securities                                      --             --             --          (0.79)         (7.83)
                                                           ----------------------------------------------------------------------
  Total distributions                                              --             --             --          (0.79)         (7.83)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $    11.27     $    11.08     $     9.14     $     9.56     $    17.28
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                                  1.71%         21.23%         (4.39)%       (41.26)%       (42.24)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.03%          1.01%          1.00%          1.00%          0.98%
Ratio of expenses to average net assets(d)                       1.03%          1.02%          1.04%          1.02%          0.98%
Ratio of expense reductions to average net assets                0.01%          0.01%          0.02%          0.00%          0.00%
Ratio of net investment income (loss) to average net
  assets(c)                                                     (0.02)%        (0.68)%        (0.66)%        (0.59)%        (0.66)%
Ratio of net investment income (loss) to average net
  assets(d)                                                     (0.02)%        (0.69)%        (0.71)%           --             --
Portfolio turnover rate                                            56%            56%            53%           104%           176%
Number of shares outstanding at end of period (000's)         107,429        126,963        129,123        129,126        116,654
Net assets at end of period (000's)                        $1,210,236     $1,406,766     $1,180,380     $1,234,937     $2,015,574

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does not include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.

SMALL CAP FUND
--------------------------------------------------------------------------------

                                                                    YEAR ENDED MAY 31,                         DECEMBER 11, 2000*
                                                   -----------------------------------------------------               TO
                                                     2005           2004           2003           2002            MAY 31, 2001
                                                   --------       --------       --------       --------       ------------------
PER SHARE DATA
Net asset value at beginning of period             $   9.75       $   7.67       $   8.75       $   9.09            $  10.00
                                                   ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                        (0.02)(e)      (0.04)(e)      (0.02)(e)      (0.01)              (0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign currencies                 1.28           2.12          (1.06)         (0.33)              (0.90)
                                                   ----------------------------------------------------------------------
  Total income (loss) from investment operations       1.26           2.08          (1.08)         (0.34)              (0.91)
                                                   ----------------------------------------------------------------------
Distributions from:
  Investment income                                      --             --             --             --                  --
  Realized gain on securities                            --             --             --             --                  --
                                                   ----------------------------------------------------------------------
  Total distributions                                    --             --             --             --                  --
                                                   ----------------------------------------------------------------------
Net asset value at end of period                   $  11.01       $   9.75       $   7.67       $   8.75            $   9.09
                                                   ----------------------------------------------------------------------
TOTAL RETURN(a)                                       12.92%(f)      27.12%        (12.34)%        (3.74)%             11.51%
                                                   ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)             0.95%          0.95%          0.95%          0.95%               0.95%(b)
Ratio of expenses to average net assets(d)             1.05%          1.04%          1.06%          1.06%               1.00%(b)
Ratio of expense reductions to average net assets        --             --             --             --                  --
Ratio of net investment income (loss) to average
  net assets(c)                                       (0.17)%        (0.39)%        (0.29)%        (0.15)%             (0.14)%(b)
Ratio of net investment income (loss) to average
  net assets(d)                                       (0.27)%        (0.48)%        (0.40)%           --                  --
Portfolio turnover rate                                 119%            66%            74%            68%                130%
Number of shares outstanding at end of period
  (000's)                                            55,101         62,391         69,895         75,125              78,572
Net assets at end of period (000's)                $606,923       $608,133       $535,870       $657,045            $714,608

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  13.97     $  10.86     $  11.97     $  14.11     $  15.66
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.11(e)      0.08(e)      0.09(e)      0.13         0.19
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.21         3.13        (1.12)       (0.32)        0.40
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.32         3.21        (1.03)       (0.19)        0.59
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.13)       (0.10)       (0.08)       (0.13)       (0.19)
  Realized gain on securities                                       --           --           --        (1.82)       (1.95)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.13)       (0.10)       (0.08)       (1.95)       (2.14)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  15.16     $  13.97     $  10.86     $  11.97     $  14.11
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                   9.46%       29.62%       (8.55)%      (1.08)%       5.23%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                        0.46%        0.48%        0.52%        0.48%        0.44%
Ratio of expenses to average net assets(d)                        0.46%        0.48%        0.52%        0.48%        0.44%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(c)                                                       0.78%        0.65%        0.93%        1.03%        1.31%
Ratio of net investment income (loss) to average net
  assets(d)                                                       0.78%        0.65%        0.93%          --           --
Portfolio turnover rate                                             18%          15%          35%          34%          57%
Number of shares outstanding at end of period (000's)           45,300       34,417       24,411       21,473       16,769
Net assets at end of period (000's)                           $686,567     $480,867     $265,018     $257,046     $236,530

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does not include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation on investment restrictions.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002         2001
                                                              --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of period                        $  18.28     $  15.73     $  17.66     $  21.01     $  24.77
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.27(d)      0.16(d)      0.16(d)      0.13         0.20
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                            1.09         2.55        (1.60)       (2.76)       (3.23)
                                                              ------------------------------------------------------------
  Total income (loss) from investment operations                  1.36         2.71        (1.44)       (2.63)       (3.03)
                                                              ------------------------------------------------------------
Distributions from:
  Investment income                                              (0.26)       (0.16)       (0.15)       (0.14)       (0.20)
  Realized gain on securities                                       --           --        (0.34)       (0.58)       (0.53)
                                                              ------------------------------------------------------------
  Total distributions                                            (0.26)       (0.16)       (0.49)       (0.72)       (0.73)
                                                              ------------------------------------------------------------
Net asset value at end of period                              $  19.38     $  18.28     $  15.73     $  17.66     $  21.01
                                                              ------------------------------------------------------------
TOTAL RETURN(a)                                                   7.47%       17.27%       (7.89)%     (12.77)%     (12.33)%
                                                              ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                        0.63%        0.63%        0.65%        0.61%        0.58%
Ratio of expenses to average net assets(c)                        0.63%        0.63%        0.65%        0.61%        0.58%
Ratio of expense reductions to average net assets                   --           --           --           --           --
Ratio of net investment income (loss) to average net
  assets(b)                                                       1.42%        0.89%        1.05%        0.69%        0.85%
Ratio of net investment income (loss) to average net
  assets(c)                                                       1.42%        0.89%        1.05%          --           --
Portfolio turnover rate                                             53%          79%          58%          40%          29%
Number of shares outstanding at end of period (000's)           20,461       21,814       22,221       23,444       23,321
Net assets at end of period (000's)                           $396,563     $398,820     $349,610     $414,108     $489,982

STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED MAY 31,
                                                           ----------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of period                     $    30.74     $    26.51     $    30.11     $    36.89     $    42.98
                                                           ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.54(d)        0.39(d)        0.35(d)        0.33           0.35
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                       1.88           4.33          (2.97)         (5.45)         (4.99)
                                                           ----------------------------------------------------------------------
  Total income (loss) from investment operations                 2.42           4.72          (2.62)         (5.12)         (4.64)
                                                           ----------------------------------------------------------------------
Distributions from:
  Investment income                                             (0.54)         (0.39)         (0.34)         (0.34)         (0.35)
  Realized gain on securities                                   (0.45)         (0.10)         (0.64)         (1.32)         (1.10)
                                                           ----------------------------------------------------------------------
  Total distributions                                           (0.99)         (0.49)         (0.98)         (1.66)         (1.45)
                                                           ----------------------------------------------------------------------
Net asset value at end of period                           $    32.17     $    30.74     $    26.51     $    30.11     $    36.89
                                                           ----------------------------------------------------------------------
TOTAL RETURN(a)                                                  7.89%         17.90%         (8.44)%       (14.16)%       (10.87)%
                                                           ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)                       0.38%          0.38%          0.40%          0.37%          0.34%
Ratio of expenses to average net assets(c)                       0.38%          0.38%          0.40%          0.37%          0.34%
Ratio of expense reductions to average net assets                  --             --             --             --             --
Ratio of net investment income (loss) to average net
  assets(b)                                                      1.72%          1.33%          1.39%          1.01%          0.86%
Ratio of net investment income (loss) to average net
  assets(c)                                                      1.72%          1.33%          1.39%            --             --
Portfolio turnover rate                                             5%             3%             6%             6%             7%
Number of shares outstanding at end of period (000's)         138,996        137,616        136,800        135,870        131,180
Net assets at end of period (000's)                        $4,471,146     $4,230,395     $3,627,137     $4,091,054     $4,839,632

(a) Total return is annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c) Excludes, if any, expense reimbursements and expense reductions.
(d) The per share amounts are calculated using the average share method.

VALUE FUND
--------------------------------------------------------------------------------

                                                                    YEAR ENDED MAY 31,            DECEMBER 31, 2001*
                                                              -------------------------------             TO
                                                               2005        2004        2003          MAY 31, 2002
                                                              -------     -------     -------     ------------------
PER SHARE DATA
Net asset value at beginning of period                        $  9.99     $  8.62     $  9.69          $ 10.00
                                                              --------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.06(e)     0.08(e)     0.07(e)          0.02
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                           1.42        1.38       (1.05)           (0.31)
                                                              --------------------------------------------------
  Total income (loss) from investment operations                 1.48        1.46       (0.98)           (0.29)
                                                              --------------------------------------------------
Distributions from:
  Investment income                                             (0.01)      (0.09)      (0.06)           (0.02)
  Realized gain on securities                                   (0.31)         --       (0.03)              --
                                                              --------------------------------------------------
  Total distributions                                           (0.32)      (0.09)      (0.09)           (0.02)
                                                              --------------------------------------------------
Net asset value at end of period                              $ 11.15     $  9.99     $  8.62          $  9.69
                                                              --------------------------------------------------
TOTAL RETURN(a)                                                 14.83%(f)   17.01%     (10.01)%          (2.89)%
                                                              --------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)                       1.28%       1.32%       1.50%            1.46%(b)
Ratio of expenses to average net assets(d)                       1.39%       1.32%       1.50%            1.46%(b)
Ratio of expense reductions to average net assets                  --          --          --               --
Ratio of net investment income (loss) to average net
  assets(c)                                                      0.60%       0.89%       0.94%            0.52%(b)
Ratio of net investment income (loss) to average net
  assets(d)                                                      0.49%       0.89%       0.94%              --
Portfolio turnover rate                                           144%         36%         40%              20%
Number of shares outstanding at end of period (000's)           2,053       1,448       1,291            1,121
Net assets at end of period (000's)                           $22,890     $14,472     $11,134          $10,855

 *  Date Fund commenced operations.
(a) Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b) Annualized.
(c) Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d) Excludes, if any, expense reimbursements and expense reductions.
(e) The per share amounts are calculated using the average share method.
(f) The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.

Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.

VALIC can provide you with a free copy of these materials or other information about the Series Company. You may reach VALIC by calling 1-800-448-2542 or by writing to 2929 Allen Parkway, Houston, Texas 77019.

The Series Company's SAI is not available online as it does not have its own internet website. The Series Company's prospectus and semi-annual and annual reports are available online, however, through the internet websites of insurance companies offering the Funds as investment options in variable insurance products.

The Securities and Exchange Commission also maintains copies of these documents:

    - To view information online: Access the SEC's web site at http://www.sec.gov.

    - To review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, D.C. 20549-6009; or call the SEC at 1-800-SEC-0330. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov.

A duplicating fee will be assessed for all copies provided.

Investment Company Act filing number 811-03738.

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